UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 33.4%
Automotive – 0.5%
Delphi Corp.(a)
	$775,000	5.000%		02/15/23	$ 794,375
Ford Motor Credit Co. LLC
	3,575,000	3.984		06/15/16	3,725,799
	1,875,000	8.000		12/15/16	2,190,977

					6,711,151

Banks – 9.8%
Abbey National Treasury Services PLC
	1,750,000	2.875		04/25/14	1,771,410
GBP	1,600,000	2.106	(b)	02/16/15	2,478,539
ANZ Capital Trust II(a)(c)
	$4,525,000	5.360		12/15/49	4,525,000
Bank of America Corp.
	1,650,000	6.000		09/01/17	1,841,181
	3,225,000	5.750		12/01/17	3,572,542
	825,000	5.700		01/24/22	917,545
Bank of Scotland PLC(c)
	400,000	5.250		02/21/17	448,480
Barclays Bank PLC(c)
	2,725,000	6.050		12/04/17	2,947,687
BB&T Corp.(a)
	2,025,000	1.600		08/15/17	1,993,209
Capital One Financial Corp.
	2,225,000	1.000		11/06/15	2,197,309
Citigroup, Inc.
	4,650,000	5.000		09/15/14	4,829,852
	1,000,000	3.375		03/01/23	953,272
Commonwealth Bank of Australia(a)(b)(c)
	3,740,000	6.024		03/15/49	3,796,100
Compass Bank
	1,950,000	5.500		04/01/20	1,991,635
Discover Bank
	492,000	8.700		11/18/19	622,030
Discover Financial Services(a)
	1,583,000	3.850		11/21/22	1,489,665
DnB Boligkreditt AS(c)
	600,000	2.100		10/14/15	615,480
	5,000,000	2.900		03/29/16	5,218,500
ING Bank NV(c)
	4,500,000	2.000		09/25/15	4,538,160
Intesa Sanpaolo SPA
	1,475,000	3.125		01/15/16	1,442,575
	2,275,000	3.875		01/16/18	2,166,032
JPMorgan Chase & Co.
	5,425,000	4.350		08/15/21	5,638,951
	1,625,000	3.250		09/23/22	1,539,981
Nordea Bank AB(c)
	2,825,000	4.250		09/21/22	2,787,074
Northern Rock Asset Management PLC(c)
	8,900,000	5.625		06/22/17	10,156,342
Regions Bank
	1,575,000	7.500		05/15/18	1,839,528
Regions Financial Corp.
	3,475,000	5.750		06/15/15	3,753,000
Resona Preferred Global Securities Ltd.(a)(b)(c)
	3,650,000	7.191		07/30/49	3,878,125
Royal Bank of Scotland PLC
	2,825,000	2.550		09/18/15	2,880,525

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Santander Holdings USA, Inc.(a)
$1,400,000	3.000%	09/24/15	$ 1,424,776
Sovereign Bank
975,000	8.750	05/30/18	1,173,982
Sparebank 1 Boligkreditt AS(c)
9,900,000	2.625	05/27/16	10,258,080
5,100,000	2.300	06/30/17	5,194,845
600,000	1.750	11/15/19	564,360
Stadshypotek AB(c)
5,500,000	1.875	10/02/19	5,259,650
Standard Chartered PLC(c)
1,700,000	5.500	11/18/14	1,789,590
2,550,000	3.950	01/11/23	2,372,127
SunTrust Banks, Inc.(a)
2,450,000	3.600	04/15/16	2,576,266
Swedbank AB(c)
5,075,000	1.750	03/12/18	4,930,870
U.S. Bancorp
3,750,000	3.442	02/01/16	3,924,640
Union Bank NA(a)
4,800,000	2.125	06/16/17	4,783,068

			127,081,983

Brokerage – 0.7%
Merrill Lynch & Co., Inc.
2,950,000	6.400	08/28/17	3,318,983
Morgan Stanley, Inc.(a)
5,625,000	6.625	04/01/18	6,330,463

			9,649,446

Chemicals(a) – 0.7%
CF Industries, Inc.
1,625,000	3.450	06/01/23	1,549,673
Eastman Chemical Co.
1,925,000	2.400	06/01/17	1,932,263
1,650,000	4.800	09/01/42	1,541,724
Ecolab, Inc.
4,650,000	1.450	12/08/17	4,509,406

			9,533,066

Consumer Products(a) – 0.5%
Avon Products, Inc.
3,425,000	4.600	03/15/20	3,460,161
Kimberly-Clark Corp.
3,125,000	3.700	06/01/43	2,791,055

			6,251,216

Distributor(a)(c) – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
1,700,000	5.500	09/30/14	1,776,500

Diversified Manufacturing(a) – 0.2%
Roper Industries, Inc.
2,875,000	2.050	10/01/18	2,816,120

Electric(a) – 0.9%
Florida Power & Light Co.
2,132,000	4.125	02/01/42	2,030,051
Ipalco Enterprises, Inc.
1,175,000	5.000	05/01/18	1,210,250
NV Energy, Inc.
2,075,000	6.250	11/15/20	2,427,750

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electric(a) – (continued)
PPL WEM Holdings PLC(c)
$2,290,000	5.375%		05/01/21	$ 2,511,273
Puget Sound Energy, Inc.(b)
1,180,000	6.974		06/01/67	1,221,300
Southern California Edison Co.
1,950,000	4.050		03/15/42	1,826,833

				11,227,457

Energy – 3.4%
Anadarko Petroleum Corp.(a)
1,330,000	6.375		09/15/17	1,529,390
BG Energy Capital PLC(a)(b)
3,375,000	6.500		11/30/72	3,624,857
BP Capital Markets PLC
1,925,000	3.200		03/11/16	2,021,808
4,000,000	4.500	(a)	10/01/20	4,339,038
3,967,000	3.245	(a)	05/06/22	3,846,040
Dolphin Energy Ltd.(c)
1,244,775	5.888	(a)	06/15/19	1,359,917
1,760,000	5.500		12/15/21	1,910,858
Gaz Capital SA for Gazprom(d)
2,690,000	9.250		04/23/19	3,268,350
Nexen, Inc.(a)
1,479,000	6.400		05/15/37	1,604,662
1,800,000	7.500		07/30/39	2,194,767
PTTEP Canada International Finance Ltd.(c)
2,490,000	5.692		04/05/21	2,667,412
Rosneft Oil Co. via Rosneft International Finance Ltd.(c)
1,850,000	4.199		03/06/22	1,711,250
Rowan Cos., Inc.(a)
3,400,000	4.875		06/01/22	3,520,074
TNK-BP Finance SA
1,570,000	7.875		03/13/18	1,785,875
Transocean, Inc.(a)
4,145,000	6.500		11/15/20	4,665,224
800,000	6.375		12/15/21	899,659
Transportadora de Gas Internacional SA(a)
1,020,000	5.700		03/20/22	1,049,625
Weatherford International Ltd.(a)
1,921,000	9.625		03/01/19	2,422,847

				44,421,653

Entertainment(a) – 0.1%
The Walt Disney Co.
1,644,000	3.700		12/01/42	1,469,800

Food & Beverage – 2.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS(c)
1,400,000	3.375		11/01/22	1,214,500
Anheuser-Busch InBev Worldwide, Inc.(a)
3,100,000	1.375		07/15/17	3,049,074
Cargill, Inc.(a)(c)
1,100,000	6.625		09/15/37	1,346,167
ConAgra Foods, Inc.(a)
3,475,000	1.900		01/25/18	3,427,169
Diageo Capital PLC(a)
2,850,000	1.500		05/11/17	2,823,654
Heineken NV(a)(c)
2,425,000	3.400		04/01/22	2,383,753
Kraft Foods Group, Inc.
2,350,000	2.250		06/05/17	2,375,764
Mondelez International, Inc.
655,000	5.375		02/10/20	733,803
1,975,000	6.500		02/09/40	2,329,478

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – (continued)
Pernod-Ricard SA(a)(c)
$5,425,000	4.450%	01/15/22	$ 5,525,938
SABMiller Holdings, Inc.(a)(c)
5,225,000	3.750	01/15/22	5,317,409

			30,526,709

Health Care - Medical Products(a) – 0.1%
DENTSPLY International, Inc.
1,550,000	2.750	08/15/16	1,566,467

Health Care - Services(a) – 0.5%
Coventry Health Care, Inc.
1,606,000	6.300	08/15/14	1,696,226
Express Scripts Holding Co.
5,050,000	3.125	05/15/16	5,273,361

			6,969,587

Home Construction(a) – 0.3%
MDC Holdings, Inc.
1,950,000	5.625	02/01/20	2,067,000
1,575,000	6.000	01/15/43	1,433,250

			3,500,250

Life Insurance(a) – 0.9%
American International Group, Inc.
1,200,000	2.375	08/24/15	1,215,935
Genworth Financial, Inc.
875,000	8.625	12/15/16	1,033,998
800,000	7.200	02/15/21	897,910
1,200,000	7.625	09/24/21	1,385,659
Hartford Financial Services Group, Inc.
884,000	6.000	01/15/19	995,880
Principal Financial Group, Inc.
2,400,000	3.125	05/15/23	2,286,483
The Northwestern Mutual Life Insurance Co.(c)
3,600,000	6.063	03/30/40	4,053,031

			11,868,896

Media - Cable(a) – 0.2%
COX Communications, Inc.(c)
2,300,000	3.250	12/15/22	2,163,900
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
950,000	2.400	03/15/17	957,776

			3,121,676

Media - Non Cable(a) – 0.7%
NBCUniversal Media LLC
3,850,000	4.375	04/01/21	4,177,156
News America, Inc.
1,050,000	6.150	02/15/41	1,147,694
WPP Finance UK
2,850,000	8.000	09/15/14	3,076,082

			8,400,932

Metals & Mining(a)(c) – 0.7%
Glencore Funding LLC
1,525,000	1.700	05/27/16	1,478,811
2,400,000	2.500	01/15/19	2,171,302

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining(a)(c) – (continued)
Xstrata Finance Canada Ltd.
$5,025,000	2.450%	10/25/17	$ 4,873,149

			8,523,262

Noncaptive - Financial – 0.6%
General Electric Capital Corp.
1,050,000	3.150	09/07/22	993,481
2,625,000	5.875	01/14/38	2,853,201
International Lease Finance Corp.
4,000,000	5.750	05/15/16	4,100,000

			7,946,682

Pharmaceuticals(a) – 1.0%
AbbVie, Inc.(c)
7,150,000	1.750	11/06/17	6,997,287
Actavis, Inc.
3,375,000	3.250	10/01/22	3,111,369
Mylan, Inc.(c)
2,900,000	7.875	07/15/20	3,346,449

			13,455,105

Pipelines(a) – 1.4%
Buckeye Partners LP
1,725,000	4.150	07/01/23	1,676,583
El Paso Pipeline Partners Operating Co. LLC
1,650,000	6.500	04/01/20	1,910,606
Energy Transfer Partners LP
1,750,000	5.950	02/01/15	1,878,367
Enterprise Products Operating LLC(b)
4,100,000	8.375	08/01/66	4,551,000
1,350,000	7.000	06/01/67	1,427,625
925,000	7.034	01/15/68	1,033,687
Tennessee Gas Pipeline Co.
1,450,000	8.375	06/15/32	1,914,175
TransCanada PipeLines Ltd.(b)
3,200,000	6.350	05/15/67	3,312,000

			17,704,043

Property/Casualty Insurance(a) – 0.5%
Arch Capital Group Ltd.
1,200,000	7.350	05/01/34	1,500,693
QBE Insurance Group Ltd.(b)(c)
3,150,000	5.647	07/01/23	3,150,000
Transatlantic Holdings, Inc.
1,325,000	8.000	11/30/39	1,707,587

			6,358,280

Real Estate Investment Trusts(a) – 2.5%
American Campus Communities Operating Partnership LP
3,175,000	3.750	04/15/23	3,053,429
Camden Property Trust
3,575,000	5.700	05/15/17	4,003,863
Developers Diversified Realty Corp.
250,000	9.625	03/15/16	299,084
4,155,000	7.500	04/01/17	4,819,326
HCP, Inc.
1,500,000	6.300	09/15/16	1,699,533
2,950,000	6.000	01/30/17	3,315,631
Health Care REIT, Inc.
2,125,000	2.250	03/15/18	2,085,812
1,557,000	4.125	04/01/19	1,627,473

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts(a) – (continued)
Healthcare Trust of America Holdings LP(c)
$2,275,000	3.700%	04/15/23	$ 2,118,144
Kilroy Realty LP
1,125,000	5.000	11/03/15	1,211,697
2,375,000	6.625	06/01/20	2,692,892
1,500,000	3.800	01/15/23	1,410,261
ProLogis LP
1,050,000	6.125	12/01/16	1,181,428
Ventas Realty LP/Ventas Capital Corp.
3,250,000	2.700	04/01/20	3,072,176

			32,590,749

Retailers(a) – 0.6%
CVS Caremark Corp.
1,875,000	4.125	05/15/21	1,983,949
LVMH Moet Hennessy Louis Vuitton SA(c)
2,675,000	1.625	06/29/17	2,634,340
Walgreen Co.
1,750,000	1.800	09/15/17	1,724,195
1,550,000	3.100	09/15/22	1,468,526

			7,811,010

Schools(a) – 0.4%
Rensselaer Polytechnic Institute
4,200,000	5.600	09/01/20	4,668,044

Technology - Hardware(a) – 1.2%
Apple, Inc.
2,250,000	1.000	05/03/18	2,156,948
6,125,000	2.400	05/03/23	5,635,220
Hewlett-Packard Co.
2,775,000	3.000	09/15/16	2,848,126
1,425,000	2.600	09/15/17	1,423,930
514,000	4.300	06/01/21	497,845
NetApp, Inc.
2,575,000	2.000	12/15/17	2,492,575

			15,054,644

Technology - Software(a) – 0.1%
Fidelity National Information Services, Inc.
525,000	2.000	04/15/18	505,868
1,200,000	3.500	04/15/23	1,094,087

			1,599,955

Tobacco(a)(c) – 0.5%
Imperial Tobacco Finance PLC
4,920,000	2.050	02/11/18	4,836,281
1,275,000	3.500	02/11/23	1,198,704

			6,034,985

Transportation(a) – 0.8%
ERAC USA Finance LLC(c)
1,950,000	3.300	10/15/22	1,851,014
Penske Truck Leasing Co. LP/PTL Finance Corp.(c)
3,000,000	3.125	05/11/15	3,099,903
2,025,000	2.500	03/15/16	2,059,789
United Parcel Service, Inc.
3,050,000	3.625	10/01/42	2,689,980

			9,700,686

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wireless Telecommunications(a) – 0.2%
American Tower Corp.
	$3,025,000	3.500%	01/31/23	$ 2,806,973

Wirelines Telecommunications(a) – 1.0%
AT&T, Inc.
	6,975,000	2.950	05/15/16	7,289,445
	2,575,000	2.625	12/01/22	2,340,957
Telefonica Emisiones SAU
	2,300,000	3.192	04/27/18	2,222,240
	1,450,000	5.462	02/16/21	1,494,637

				13,347,279

TOTAL CORPORATE OBLIGATIONS				$ 434,494,606

Mortgage-Backed Obligations – 36.8%
Adjustable Rate Non-Agency(b) – 2.5%
Aire Valley Mortgages PLC Series 2005-1X, Class 2A3
	$2,556,678	0.612%	09/20/66	$ 2,379,576
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(c)
	1,131,371	0.492	09/20/66	1,029,176
Aire Valley Mortgages PLC Series 2007-1A, Class 2A1(c)
	2,417,829	0.512	09/20/66	2,203,335
Granite Master Issuer PLC Series 2006-1X, Class A7
GBP	3,520,151	0.733	12/20/54	5,207,243
Granite Master Issuer PLC Series 2006-2, Class A5
EUR	3,967,628	0.322	12/20/54	5,022,977
Granite Master Issuer PLC Series 2006-3, Class A4
	$9,904,155	0.272	12/20/54	9,603,116
Granite Master Issuer PLC Series 2006-3, Class A5
EUR	626,468	0.342	12/20/54	793,101
Granite Master Issuer PLC Series 2007-1, Class 2A1
	$3,162,170	0.332	12/20/54	3,066,055
Granite Mortgages PLC Series 2003-3, Class 3A
GBP	500,683	0.884	01/20/44	748,275
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
	$960,007	0.432	01/19/36	605,955
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	1,754,447	1.024	12/25/46	966,343
Sequoia Mortgage Trust Series 2003-4, Class 1A2
	1,431,326	0.817	07/20/33	1,319,792
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
	79,781	2.469	02/25/33	78,173

				33,023,117

Collateralized Mortgage Obligations – 0.9%
Interest Only(b)(e) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X
	257,696	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X
	818,118	0.000	07/25/33	1
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X
	1,047,206	0.605	08/25/33	1

				2

Inverse Floaters(b) – 0.1%
GNMA Series 2001-48, Class SA
	64,482	25.862	10/16/31	95,428

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(b) – (continued)
GNMA Series 2001-51, Class SA
$124,960	31.666%	10/16/31	$ 200,937
GNMA Series 2001-51, Class SB
129,140	25.862	10/16/31	190,685
GNMA Series 2002-13, Class SB
159,451	36.668	02/16/32	260,334

			747,384

Planned Amortization Class – 0.0%
FHLMC REMIC Series 2639, Class UL
24,084	4.750	03/15/22	24,518
FNMA REMIC Series 2003-134, Class ME
75,854	4.500	06/25/33	79,648
FNMA REMIC Series 2004-64, Class BA
53,010	5.000	03/25/34	54,960

			159,126

Sequential Fixed Rate – 0.8%
NCUA Guaranteed Notes Series 2010-C1, Class APT
6,790,841	2.650	10/29/20	7,016,862
NCUA Guaranteed Notes Series 2010-R1, Class 2A
575,727	1.840	10/07/20	582,473
NCUA Guaranteed Notes Series A4
3,500,000	3.000	06/12/19	3,660,685

			11,260,020

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 12,166,532

Commercial Mortgage-Backed Securities – 2.4%
Sequential Fixed Rate – 2.4%
FHLMC Multifamily Structured Pass-Through Certificates Series K020, Class A2
800,000	2.373	05/25/22	747,200
FHLMC Multifamily Structured Pass-Through Certificates Series K027, Class A2
11,400,000	2.637	01/25/23	10,948,289
FHLMC Multifamily Structured Pass-Through Certificates Series KSMC, Class A2
3,300,000	2.615	01/25/23	3,100,680
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
6,000,000	5.156	02/15/31	6,477,796
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4
$9,000,000	5.509	04/15/47	9,908,635

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 31,182,600

Federal Agencies – 31.0%
Adjustable Rate FNMA(b) – 1.0%
13,845	2.340	06/01/33	14,626
2,176,271	2.590	07/01/34	2,320,554
5,064,978	2.567	09/01/34	5,347,807
3,973,827	2.610	05/01/35	4,233,560
1,380,510	2.097	06/01/35	1,444,878

			13,361,425

FHLMC – 1.0%
13,143	6.500	12/01/13	13,224
238	7.000	10/01/14	244

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$17,656	6.000%	12/01/14	$ 17,856
1,859	7.000	05/01/15	1,911
8,943	8.000	07/01/15	9,304
3,607	7.000	02/01/16	3,837
5,628	7.000	03/01/16	5,908
130,357	7.500	05/01/16	137,695
1,301	5.000	01/01/17	1,375
10,234	5.000	02/01/17	10,810
8,030	5.000	03/01/17	8,482
909	5.000	04/01/17	960
60,626	5.000	09/01/17	64,044
146,766	5.000	10/01/17	155,037
497	7.000	10/01/17	533
89,773	5.000	11/01/17	94,836
37,999	5.000	12/01/17	40,140
56,043	5.000	01/01/18	59,182
142,047	5.000	02/01/18	149,843
103,191	5.000	03/01/18	109,033
65,758	5.000	04/01/18	69,536
40,668	5.000	05/01/18	43,019
30,731	5.000	06/01/18	32,498
64,721	5.000	07/01/18	68,550
21,544	5.000	08/01/18	22,788
100,731	4.500	09/01/18	105,904
8,136	5.000	10/01/18	8,622
16,609	5.000	11/01/18	17,624
164,928	5.000	06/01/19	175,468
628,000	4.500	10/01/23	661,275
67,425	5.500	10/01/25	73,529
86,743	5.500	11/01/25	94,596
18,816	7.000	06/01/26	21,796
22,540	7.500	12/01/30	24,933
32,899	7.500	01/01/31	38,026
58,306	5.000	10/01/33	62,377
130,088	6.500	10/01/33	148,886
8,480	5.000	04/01/35	9,072
78,732	5.000	07/01/35	84,130
917,470	5.000	08/01/35	977,815
252,596	5.500	11/01/35	271,966
391,456	5.000	12/01/35	420,342
839	5.500	02/01/36	903
807,972	5.000	03/01/36	861,115
89,947	4.000	08/01/36	93,660
253,837	4.000	09/01/36	264,317
276,698	4.000	10/01/36	288,124
420,236	4.000	12/01/36	437,586
2,083,152	5.000	02/01/37	2,219,252
217,935	5.500	07/01/37	234,052
232,547	5.500	08/01/37	249,744
241,744	5.500	10/01/37	259,622
191,012	5.500	02/01/38	205,098
54,504	5.000	03/01/38	58,074
11,736	5.000	06/01/38	12,497
35,727	6.500	09/01/38	39,751
13,859	5.000	12/01/38	14,758
191,994	5.500	12/01/38	206,152
206,880	5.500	01/01/39	222,135
27,911	5.000	02/01/39	29,721
556,130	5.000	06/01/39	596,631
375,580	4.500	09/01/39	400,624
58,883	5.000	08/01/40	63,916
12,888	4.500	11/01/40	13,579
104,590	4.500	03/01/41	110,219
49,010	5.000	04/01/41	53,522
69,054	5.000	06/01/41	75,412
1,588,907	4.000	11/01/41	1,669,330

			12,996,800

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – 27.0%
$1,063,699	7.040%	08/01/15	$ 1,149,956
58,011	8.500	10/01/15	61,431
2,032	7.000	01/01/16	2,129
4,781,447	2.800	03/01/18	4,997,366
2,914,806	3.740	05/01/18	3,149,527
3,480,000	3.840	05/01/18	3,787,725
722,678	4.500	05/01/18	766,349
1,509,785	4.500	06/01/18	1,601,020
90,902	5.000	06/01/18	96,793
914,638	4.500	07/01/18	969,909
746,342	4.500	08/01/18	791,444
9,605	6.000	08/01/18	10,438
1,409	6.500	10/01/18	1,510
9,000,000	4.506	06/01/19	9,865,832
2,218,840	3.416	10/01/20	2,334,541
1,641,817	3.632	12/01/20	1,737,414
9,988,467	3.763	12/01/20	10,693,942
4,160,911	4.375	06/01/21	4,581,212
4,607,211	5.000	03/01/23	4,953,091
350,955	5.500	09/01/23	373,415
96,872	5.500	10/01/23	103,233
1,025,172	5.000	02/01/24	1,091,278
349,695	5.000	12/01/25	375,940
149,311	7.000	08/01/27	164,350
3,810	6.500	09/01/27	4,207
31,982	3.000	01/01/28	32,941
358,414	3.000	02/01/28	369,172
415,820	3.000	03/01/28	428,297
562,412	7.000	03/01/28	623,867
177,845	3.000	04/01/28	183,183
6,970	6.500	05/01/28	7,722
1,746	5.500	01/01/29	1,950
181	5.500	04/01/29	198
411,270	5.000	01/01/30	443,144
19,973	8.000	02/01/31	23,888
180,426	7.000	03/01/31	204,535
11,574	5.500	02/01/33	12,661
251,149	5.500	03/01/33	274,720
30,042	5.500	05/01/33	32,863
121,957	5.000	07/01/33	131,983
10,010	5.500	07/01/33	10,947
124,201	5.000	08/01/33	134,162
88,420	5.500	08/01/33	96,668
739,314	5.000	09/01/33	801,741
224,878	5.500	09/01/33	245,910
6,971	6.500	09/01/33	7,948
2,984	5.500	10/01/33	3,262
41,638	5.500	11/01/33	45,522
43,511	5.000	12/01/33	47,186
9,003	5.500	12/01/33	9,845
15,986	5.500	01/01/34	17,463
35,757	5.500	02/01/34	39,015
3,500	5.500	03/01/34	3,823
5,186	5.500	04/01/34	5,655
688,862	5.500	05/01/34	753,068
10,959	5.000	06/01/34	11,809
25,281	5.500	07/01/34	27,639
9,441	5.000	08/01/34	10,172
14,862	5.500	08/01/34	16,258
4,559	5.000	10/01/34	4,912
21,776	5.500	10/01/34	23,868

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$44,478	5.500%	11/01/34	$ 48,757
225,443	5.500	12/01/34	245,205
710	6.000	12/01/34	779
393,603	5.000	04/01/35	425,138
16,320	5.500	04/01/35	17,715
16,504	5.500	07/01/35	17,914
685	5.500	08/01/35	746
48,473	5.500	09/01/35	52,714
33,464	5.500	11/01/35	36,450
3,252	5.500	12/01/35	3,541
4,594	5.500	01/01/36	5,012
33,424	5.500	02/01/36	36,466
1,487,753	5.500	03/01/36	1,620,138
59,935	6.000	03/01/36	65,359
22,189	5.500	04/01/36	24,188
14,146	6.000	04/01/36	15,426
87,405	4.000	08/01/36	91,150
269,127	4.000	09/01/36	280,659
7,288	5.500	01/01/37	7,915
11,840	6.000	01/01/37	12,912
133,207	4.000	02/01/37	139,006
2,712	5.500	02/01/37	2,945
57,744	4.000	03/01/37	60,236
4,909	5.500	04/01/37	5,333
7,321	5.500	05/01/37	7,945
2,736	5.500	06/01/37	2,973
3,621	5.500	07/01/37	3,922
16,696	5.000	08/01/37	17,990
152	5.500	08/01/37	165
1,156	5.500	12/01/37	1,256
9,491	5.500	01/01/38	10,388
30,328	5.000	02/01/38	32,227
2,769	5.500	02/01/38	3,009
15,574	5.500	03/01/38	16,892
2,702	5.500	05/01/38	2,936
20,231	5.500	06/01/38	21,941
14,566	5.500	07/01/38	15,815
7,621	5.500	08/01/38	8,253
6,253	5.500	09/01/38	6,771
10,137	5.500	12/01/38	11,112
105,451	4.500	04/01/39	112,466
27,344	4.500	05/01/39	29,181
38,763	5.500	06/01/39	41,982
22,551	4.500	07/01/39	24,066
197,640	4.500	08/01/39	210,912
119,308	4.500	10/01/39	127,393
140,075	4.500	11/01/39	149,569
33,985	5.500	11/01/39	36,804
1,143,958	4.500	12/01/39	1,220,789
692,474	4.500	08/01/40	733,363
200,107	5.000	08/01/40	217,267
1,969,119	4.000	09/01/40	2,052,389
2,016,601	4.500	10/01/40	2,135,678
31,060	4.000	11/01/40	32,360
1,769,582	4.000	12/01/40	1,844,414
1,152,393	4.500	04/01/41	1,221,493
3,545,159	4.500	05/01/41	3,757,736
2,671,459	4.500	07/01/41	2,832,196
834,817	4.500	08/01/41	884,875
3,378,911	4.500	09/01/41	3,582,292
122,338	4.000	10/01/41	127,487
482,987	4.500	10/01/41	511,948
899,525	4.000	01/01/42	937,385
1,337,125	4.500	04/01/42	1,422,008
70,086	3.000	11/01/42	68,673

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
	$288,722	3.000%	12/01/42	$ 282,902
	1,420,033	3.000	01/01/43	1,391,411
	1,277,515	3.000	02/01/43	1,251,766
	9,999,999	2.500	03/01/43	9,308,278
	47,007	3.000	03/01/43	46,060
	1,000,000	2.500	04/01/43	930,828
	50,247	3.000	05/01/43	49,234
	192,141	3.000	06/01/43	188,268
	1,654,249	3.000	07/01/43	1,620,905
	18,000,000	2.500	TBA-15yr(f)	18,104,062
	39,000,000	3.000	TBA-30yr(f)	38,134,687
	5,000,000	3.000	TBA-15yr(f)	5,145,312
	140,000,000	3.500	TBA-30yr(f)	142,187,500
	12,000,000	4.000	TBA-30yr(f)	12,505,313
	10,000,000	4.500	TBA-30yr(f)	10,586,719
	19,000,000	5.500	TBA-30yr(f)	20,606,836
	2,000,000	6.000	TBA-30yr(f)	2,175,469

				350,961,624

GNMA – 2.0%
	1,551,625	3.950	07/15/25	1,623,727
	28,808	6.000	11/15/38	31,866
	1,723,115	2.500	12/15/42	1,610,037
	4,963,118	2.500	12/20/42	4,637,559
	201,206	2.500	01/15/43	187,991
	3,041,759	2.500	02/15/43	2,843,252
	3,978,274	2.500	03/20/43	3,717,139
	11,000,000	3.000	TBA-30yr(f)	10,886,562

				25,538,133

TOTAL FEDERAL AGENCIES				$ 402,857,982

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 479,230,231

Agency Debentures – 4.8%
FHLB
	$6,800,000	2.125%	06/09/23	$ 6,172,272
	2,400,000	5.000	09/28/29	2,767,858
FHLMC
EUR	3,100,000	4.375	01/15/14	4,119,071
	$9,100,000	0.875	03/07/18	8,831,357
	7,300,000	1.250	10/02/19	6,921,828
	9,500,000	2.375	01/13/22	9,226,022
FNMA
	6,600,000	0.875	02/08/18	6,416,172
	4,200,000	6.250	05/15/29	5,471,421
Kommunalbanken AS(c)
	3,000,000	1.000	09/26/17	2,956,150
Private Export Funding Corp.
	7,000,000	5.450	09/15/17	8,194,726
Small Business Administration
	92,863	6.300	06/01/18	100,567

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debentures – (continued)
Tennessee Valley Authority
$1,400,000	4.625%	09/15/60	$ 1,366,761

TOTAL AGENCY DEBENTURES			$ 62,544,205

Asset-Backed Securities(b) – 2.2%
Home Equity – 0.5%
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
$302,912	0.413%	12/15/29	$ 251,756
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B
7,596,904	0.343	11/15/36	6,313,125
Impac CMB Trust Series 2004-08, Class 1A
469,653	0.913	10/25/34	392,793

			6,957,674

Student Loan – 1.7%
Brazos Higher Education Authority, Inc. Series 2004-1, Class A2
4,673,596	0.433	06/27/22	4,649,676
Brazos Higher Education Authority, Inc. Series 2005-1, Class 1A2
1,820,500	0.353	12/26/18	1,819,080
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
341,558	0.383	09/25/23	341,102
College Loan Corp. Trust Series 2004-1, Class A4
3,000,000	0.466	04/25/24	2,832,412
Education Funding Capital Trust I Series 2004-1, Class A2
1,256,427	0.433	12/15/22	1,251,939
Educational Funding of the South, Inc. Series 2011-1, Class A2
5,200,000	0.926	04/25/35	5,172,147
EFS Volunteer No 3 LLC Series 2012-1, Class A2(c)
4,750,000	1.193	02/25/25	4,804,159
Northstar Education Finance, Inc. Series 2005-1, Class A1
281,305	0.376	10/28/26	279,980
US Education Loan Trust LLC Series 2006-1, Class A2(c)
567,877	0.405	03/01/25	564,383

			21,714,878

TOTAL ASSET-BACKED SECURITIES			$ 28,672,552

Foreign Debt Obligations – 2.4%
Sovereign – 1.4%
Republic of Chile
$2,240,000	3.625%	10/30/42	$ 1,836,800
Republic of Colombia
2,184,000	4.375	07/12/21	2,265,900
Republic of Indonesia
1,960,000	8.500	10/12/35	2,577,400
Republic of Panama
120,000	7.125	01/29/26	144,000
Republic of Slovenia
1,300,000	5.500 (c)	10/26/22	1,182,377
1,480,000	5.500	10/26/22	1,346,091
Russian Federation
100,000	5.000	04/29/20	107,250
5,000,000	4.500	04/04/22	5,112,500
United Mexican States
4,050,000	4.750	03/08/44	3,665,250

			18,237,568

Supranational – 1.0%
Inter-American Development Bank
2,700,000	1.000	02/27/18	2,596,874

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Supranational – (continued)
International Finance Corp.
$10,800,000	0.875%	06/15/18	$ 10,477,663

			13,074,537

TOTAL FOREIGN DEBT OBLIGATIONS			$ 31,312,105

Municipal Debt Obligations – 0.7%
California – 0.4%
California State GO Bonds Build America Taxable Series 2009
$950,000	7.500%	04/01/34	$ 1,231,466
1,650,000	7.550	04/01/39	2,209,416
California State GO Bonds Build America Taxable Series 2010
1,645,000	7.950	03/01/36	1,952,138

			5,393,020

Illinois – 0.1%
Illinois State GO Bonds Build America Series 2010
1,280,000	7.350	07/01/35	1,410,445

Ohio – 0.2%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,700,000	6.270	02/15/50	1,810,092

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 8,613,557

Government Guarantee Obligations – 1.5%
Achmea Hypotheekbank NV(c)(g)
$571,000	3.200%	11/03/14	$ 592,698
Israel Government AID Bond(h)
7,827,000	5.500	09/18/23	9,428,505
600,000	5.500	12/04/23	725,108
2,400,000	5.500	04/26/24	2,895,768
4,700,000	5.500	09/18/33	5,712,850

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 19,354,929

U.S. Treasury Obligations – 20.0%
United States Treasury Bonds
$3,600,000	3.125%	11/15/41	$ 3,373,056
27,900,000	3.125	02/15/42	26,105,472
10,500,000	2.750	08/15/42	9,056,355
1,300,000	3.125	02/15/43	1,212,536
1,000,000	2.875	05/15/43	884,770
United States Treasury Inflation Protected Securities
7,928,550	2.000	01/15/14	8,043,752
22,524,990	1.250	04/15/14	22,848,899
4,734,968	0.125	01/15/23	4,595,144
United States Treasury Notes
87,900,000	0.250 (i)	05/31/14	87,948,345
39,300,000	0.250	09/30/14	39,312,180
29,900,000	0.125	12/31/14	29,844,985
11,600,000	1.000	05/31/18	11,397,464
10,100,000	1.375	06/30/18	10,092,930
6,300,000	1.875	06/30/20	6,275,619

TOTAL U.S. TREASURY OBLIGATIONS			$ 260,991,507

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 1.1%
Interest Rate Swaptions
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.590%
$9,300,000	3.590%	03/22/16	$ 569,644
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 4.070%
8,600,000	4.070	03/29/16	377,986
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 2.724%
7,900,000	2.724	05/15/14	157,635
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.724%
7,900,000	2.724	05/15/14	392,924
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.005%
8,700,000	3.005	06/11/14	274,915
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.005%
8,700,000	3.005	06/11/14	336,523
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.200%
5,100,000	3.200	06/24/14	209,611
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.200%
5,100,000	3.200	06/24/14	163,691
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.010%
8,000,000	3.010	05/29/15	232,798
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.010%
8,000,000	3.010	05/29/15	551,287
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.017%
4,800,000	3.017	05/29/15	140,860
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.017%
4,800,000	3.017	05/29/15	329,042
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.085%
8,000,000	3.085	05/29/15	254,455
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.085%
8,000,000	3.085	05/29/15	520,939
CItibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.040%
6,700,000	3.040	06/03/15	202,207
CItibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.040%
6,700,000	3.040	06/03/15	453,256
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.645%
8,300,000	3.645	02/16/16	473,869
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.633%
6,500,000	3.633	02/19/16	376,051
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.625%
7,800,000	3.625	02/22/16	454,200
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.570%
8,300,000	3.570	02/22/16	502,143
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.420%
7,800,000	2.420	05/13/14	84,691
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.420%
7,800,000	2.420	05/13/14	525,836

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.705%
$8,300,000	2.705%	05/14/14	$ 160,483
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.705%
8,300,000	2.705	05/14/14	419,014
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.535%
9,400,000	2.535	05/22/14	130,794
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.535%
9,400,000	2.535	05/22/14	577,168
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
26,300,000	2.030	10/26/15	331,480
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 1.950%
26,400,000	1.950	10/26/15	350,777
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.080%
6,500,000	3.080	06/04/15	205,189
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.080%
6,500,000	3.080	06/04/15	427,965
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
25,500,000	1.855	11/02/15	366,894
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.610%
7,700,000	3.610	02/16/16	450,522
Morgan Stanley Capital Services, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.883%
11,900,000	2.883	06/09/14	311,567
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.883%
11,900,000	2.883	06/09/14	523,665
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.630%
22,600,000	3.630	02/16/16	1,303,939
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.652%
14,900,000	3.652	02/22/16	851,417
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.620%
13,900,000	3.620	03/07/16	822,414

TOTAL OPTIONS PURCHASED			$ 14,817,851

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$1,340,031,543

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(j) – 16.7%
Repurchase Agreement – 16.7%
Joint Repurchase Agreement Account II
$217,200,000	0.158%	07/01/13	$ 217,200,000

TOTAL INVESTMENTS – 119.6%			$1,557,231,543

LIABILITIES IN EXCESS OF OTHER ASSETS – (19.6)%			(255,449,180)

NET ASSETS – 100.0%			$1,301,782,363

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $156,369,829, which represents approximately 12.0% of net assets as of June 30, 2013.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2013.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $260,332,460 which represents approximately 20.0% of net assets as of June 30, 2013.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $592,698, which represents approximately 0.1% of net assets as of June 30, 2013.

(h)	Guaranteed by United States Government until maturity. Total market value of these securities amounts to $18,762,231, which represents approximately 1.4% of net assets as of June 30, 2013.

(i)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(j)	Joint repurchase agreement was entered into on June 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Yuan Renminbi Offshore
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate

NCUA	— National Credit Union Administration
OTC	— Over the Counter
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	USD/EUR	09/18/13	$2,168,009	$55,582
Barclays Bank PLC	EUR/GBP	09/18/13	1,077,230	8,728
	EUR/USD	09/18/13	1,075,541	1,237
	USD/AUD	09/18/13	511,583	19,278
	USD/GBP	09/18/13	2,160,135	62,563
BNP Paribas SA	EUR/GBP	09/18/13	4,323,708	11,008
	SEK/EUR	09/18/13	1,093,770	1,041
	USD/JPY	09/18/13	2,121,523	23,477
Citibank NA	USD/AUD	09/18/13	4,814,357	175,625
	USD/CHF	09/18/13	10,354,202	131,512
	USD/EUR	09/18/13	2,177,124	42,678
	USD/JPY	09/18/13	3,234,851	92,149
Credit Suisse International (London)	CHF/EUR	09/18/13	2,188,843	3,361
Deutsche Bank AG (London)	EUR/JPY	09/18/13	2,124,549	21,324
	JPY/USD	09/18/13	1,075,688	1,688
	USD/AUD	09/18/13	3,774,201	72,900
	USD/JPY	09/18/13	1,062,030	12,970
HSBC Bank PLC	EUR/SEK	09/18/13	7,251,710	93,307
	USD/AUD	09/18/13	2,100,314	28,351
	USD/GBP	09/18/13	2,155,575	63,361
JPMorgan Securities, Inc.	EUR/NOK	09/18/13	1,063,106	5,924
	USD/EUR	08/07/13	9,613,671	14,903
	USD/EUR	09/18/13	6,562,622	112,444
	USD/GBP	08/08/13	7,965,519	137,477
	USD/JPY	09/18/13	1,061,807	8,193
Morgan Stanley Capital Services, Inc.	SEK/EUR	09/18/13	1,079,447	18,445
	USD/AUD	09/18/13	1,051,826	18,478
	USD/EUR	09/18/13	1,080,749	30,297
	USD/JPY	09/18/13	2,160,928	24,072
Royal Bank of Canada	CAD/USD	09/18/13	2,163,612	3,612
	USD/CAD	09/18/13	12,975,627	209,873
Royal Bank of Scotland PLC	EUR/SEK	09/18/13	2,141,623	8,156
	USD/GBP	09/18/13	2,167,736	54,364
	USD/NZD	09/18/13	2,188,382	4,723
Standard Chartered Bank	USD/AUD	09/18/13	5,378,078	157,854
State Street Bank	EUR/USD	09/18/13	1,087,260	1,125
	NOK/EUR	09/18/13	1,071,634	16,793
	USD/JPY	09/18/13	3,242,616	27,384
UBS AG (London)	CHF/USD	09/18/13	1,070,796	796
	SEK/EUR	09/18/13	1,072,937	11,931
	USD/JPY	09/18/13	1,070,903	41,097
Westpac Banking Corp.	NZD/USD	09/18/13	2,169,889	2,836
	USD/AUD	09/18/13	13,390,882	429,744
	USD/JPY	09/18/13	4,918,493	219,373

TOTAL				$2,482,034

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC	EUR/USD	09/18/13	$1,078,145	$(32,858)
BNP Paribas SA	EUR/USD	09/18/13	6,968,647	(128,545)
Citibank NA	EUR/USD	09/18/13	3,462,304	(55,807)
	JPY/EUR	09/18/13	4,313,882	(24,488)
	JPY/USD	09/18/13	4,259,963	(188,037)
	SEK/EUR	09/18/13	1,106,791	(4,488)
Credit Suisse International (London)	CHF/USD	09/18/13	2,173,993	(35,007)
	EUR/CHF	09/18/13	1,086,657	(2,001)
	EUR/USD	09/18/13	1,075,541	(1,241)
Deutsche Bank AG (London)	AUD/USD	09/18/13	3,204,116	(96,932)
	CAD/USD	09/18/13	1,085,112	(888)
	JPY/USD	09/18/13	2,171,345	(54,655)
HSBC Bank PLC	GBP/EUR	09/18/13	4,401,123	(31,930)
	SEK/EUR	09/18/13	310,752	(1,140)
JPMorgan Securities, Inc.	EUR/CHF	09/18/13	1,103,996	(2,413)
	EUR/SEK	09/18/13	1,090,223	(10,776)
	EUR/USD	09/18/13	1,088,562	(16,563)
	JPY/USD	09/18/13	4,875,637	(60,363)
	SEK/EUR	09/18/13	3,184,689	(17,259)
Royal Bank of Canada	CAD/USD	09/18/13	4,333,809	(74,191)
	EUR/USD	09/18/13	2,166,707	(57,911)
Royal Bank of Scotland PLC	AUD/USD	09/18/13	1,061,068	(37,616)
	GBP/EUR	09/18/13	2,209,575	(12,135)
	NZD/USD	09/18/13	1,055,663	(13,006)
State Street Bank	GBP/USD	09/18/13	5,231,489	(107,247)
	JPY/EUR	09/18/13	2,161,498	(21,180)
	JPY/USD	09/18/13	1,087,552	(17,448)
UBS AG (London)	CHF/USD	09/18/13	8,989,938	(254,062)
	EUR/CHF	09/18/13	2,222,599	(10,318)
	GBP/CHF	09/18/13	2,182,233	(11,457)
	SEK/EUR	09/18/13	1,588,571	(11,017)
Westpac Banking Corp.	AUD/EUR	09/18/13	5,362,078	(74,689)
	AUD/USD	09/18/13	20,405,782	(596,718)
	NZD/USD	09/18/13	2,112,097	(22,361)
	USD/NZD	09/18/13	2,170,659	(6,362)

TOTAL				$(2,093,109)

FORWARD SALES CONTRACTS — At June 30, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(f)	Settlement Date	Principal Amount	Value

FNMA	2.500%	TBA-30yr	07/15/13	$(2,000,000)	$(1,860,313)
FNMA	4.500	TBA-30yr	08/12/13	(15,000,000)	(15,849,609)
GNMA	2.500	TBA-30yr	07/22/13	(2,000,000)	(1,865,312)

TOTAL (Proceeds Receivable: $19,881,250)					$(19,575,234)

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	431	December 2014	$139,383,161	$210,317
Ultra Long U.S. Treasury Bonds	319	September 2013	46,992,688	(1,329,947)
10 Year German Euro-Bund	180	September 2013	33,157,697	(501,633)
2 Year U.S. Treasury Notes	52	September 2013	11,440,000	(13,429)
5 Year U.S. Treasury Notes	1,250	September 2013	151,308,594	(2,046,248)
10 Year U.S. Treasury Notes	(454)	September 2013	(57,459,375)	(244,121)
20 Year U.S. Treasury Bonds	306	September 2013	41,568,188	(662,662)

TOTAL				$(4,587,723)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Citibank NA	$3,100	(a)	02/18/26	3.145%	3 month LIBOR	$—	$(149,324)
	2,400	(a)	02/23/26	3.133	3 month LIBOR	—	(118,942)
	2,900	(a)	02/24/26	3.125	3 month LIBOR	—	(145,791)
	3,100	(a)	02/24/26	3.070	3 month LIBOR	—	(170,267)
Credit Suisse International (London)	56,100		05/31/17	3 month LIBOR	0.700%	(57,873)	1,033,649
Deutsche Bank Securities, Inc.	11,800	(a)	10/30/17	1.530	3 month LIBOR	—	(149,318)
	11,900	(a)	10/30/17	1.450	3 month LIBOR	—	(169,136)
JPMorgan Securities, Inc.	11,500	(a)	11/06/17	1.355	3 month LIBOR	—	(188,646)
	2,900	(a)	02/18/26	3.110	3 month LIBOR	—	(148,280)
Morgan Stanley Capital Services, Inc.	8,400	(a)	02/18/26	3.130	3 month LIBOR	—	(415,283)
	5,600	(a)	02/24/26	3.152	3 month LIBOR	—	(268,737)
	5,000	(a)	03/09/26	3.120	3 month LIBOR	—	(257,614)

TOTAL						$(57,873)	$(1,147,689)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013. CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$5,700		12/18/18	3 month LIBOR	1.000%	$87,473	$147,412
	17,600		05/07/19	1.973%	3 month LIBOR	53	(418,919)
	65,600		12/18/20	3 month LIBOR	1.500	1,410,108	2,428,220
	5,100		11/07/23	3 month LIBOR	1.983	41	396,212
	31,600		12/18/23	2.000	3 month LIBOR	(1,727,184)	(802,415)
	4,800		06/11/24	3 month LIBOR	2.733	38	149,792
	3,500		03/24/26	3.090	3 month LIBOR	28	(192,636)
	2,400		03/31/26	3.070	3 month LIBOR	38	(137,092)
	48,200		12/18/28	3 month LIBOR	2.500	2,007,156	2,769,388
	22,700		12/18/43	3 month LIBOR	3.000	588,945	1,711,130

TOTAL						$2,366,696	$6,051,092

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$7,350	(1.000)%	06/20/14	0.144%	$(26,224)	$(38,186)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	15,400	(1.000)	06/20/14	0.144	(58,134)	(76,820)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	41,100	(1.000)	06/20/14	0.144	(161,093)	(199,077)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	13,775	(1.000)	06/20/14	0.144	(45,807)	(74,907)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	24,250	1.000	06/20/16	0.484	20,568	356,734
	Tranches of Commercial Mortgage-Backed Index AAA Series 3	3,600	0.080	12/13/49	1.351	(118,976)	(28,828)
	Tranches of Commercial Mortgage-Backed Index AAA Series 4	6,900	0.350	02/17/51	1.433	(201,605)	(73,958)
Citibank NA	Tranches of Commercial Mortgage-Backed Index AAA Series 4	12,200	0.350	02/17/51	1.433	(352,681)	(134,581)
Credit Suisse First Boston Corp.	Tranches of Commercial Mortgage-Backed Index AAA Series 4	6,900	0.350	02/17/51	1.433	(230,077)	(45,521)
Deutsche Bank Securities, Inc.	Tranches of Commercial Mortgage-Backed Index AAA Series 4	2,400	0.350	02/17/51	1.433	(80,482)	(15,378)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	27,925	1.000	06/20/16	0.484	22,640	411,841
	Tranches of Commercial Mortgage-Backed Index AAA Series 4	2,500	0.350	02/17/51	1.433	(74,825)	(24,867)

TOTAL						$(1,306,696)	$56,452

(b)  Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

						Market Value
Referenced Obligation		Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America Investment Grade Index 20		$153,825	(1.000)%	06/20/18	0.874%	$(1,173,769)	$209,754

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,556,412,717

Gross unrealized gain	27,333,765
Gross unrealized loss	(26,514,939)

Net unrealized security gain	$818,826

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 32.3%
Automotive – 0.5%
Ford Motor Credit Co. LLC
	$1,125,000	8.000%		12/15/16	$ 1,314,586
	375,000	5.000		05/15/18	399,662

					1,714,248

Banks – 6.9%
Abbey National Treasury Services PLC
GBP	200,000	2.106	(a)	02/16/15	309,817
	$925,000	4.000		04/27/16	976,953
ANZ Capital Trust II(b)(c)
	1,100,000	5.360		07/29/49	1,100,000
Bank of America Corp.
	1,575,000	6.100		06/15/17	1,748,453
	475,000	6.000		09/01/17	530,037
	225,000	5.650		05/01/18	248,767
Bank of Scotland PLC(c)
	100,000	5.250		02/21/17	112,120
Barclays Bank PLC(c)
	650,000	6.050		12/04/17	703,118
Capital One Financial Corp.
	550,000	1.000		11/06/15	543,155
Citigroup, Inc.
	350,000	5.000		09/15/14	363,537
	305,000	6.125		11/21/17	346,349
	825,000	3.375		03/01/23	786,450
Compass Bank
	475,000	5.500		04/01/20	485,142
Fifth Third Bancorp
	300,000	3.625		01/25/16	315,646
HSBC Holdings PLC
	1,000,000	6.800		06/01/38	1,146,646
ING Bank NV(c)
	1,100,000	2.000		09/25/15	1,109,328
Intesa Sanpaolo SPA
	375,000	3.125		01/15/16	366,756
	575,000	3.875		01/16/18	547,459
JPMorgan Chase & Co.
	575,000	4.350		08/15/21	597,677
	375,000	3.250		09/23/22	355,380
Mizuho Corporate Bank Ltd.(c)
	675,000	2.550		03/17/17	680,406
	275,000	2.950		10/17/22	252,202
MUFG Capital Finance 1 Ltd.(a)(b)
	450,000	6.346		07/29/49	489,375
Northern Rock Asset Management PLC(c)
	2,200,000	5.625		06/22/17	2,510,556
Regions Financial Corp.
	325,000	5.750		06/15/15	351,000
Resona Preferred Global Securities Ltd.(a)(b)(c)
	550,000	7.191		07/30/49	584,375
Royal Bank of Scotland PLC
	675,000	2.550		09/18/15	688,267
Santander Holdings USA, Inc.
	270,000	4.625		04/19/16	282,916
Sovereign Bank
	400,000	8.750		05/30/18	481,634
Sparebank 1 Boligkreditt AS(c)
	200,000	2.625		05/27/16	207,234
Stadshypotek AB(c)
	1,400,000	1.875		10/02/19	1,338,820

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Standard Chartered PLC(c)
$425,000	5.500%	11/18/14	$ 447,397
600,000	3.950	01/11/23	558,148
Swedbank Hypotek AB(a)(c)
400,000	0.726	03/28/14	401,216
The Bear Stearns Cos. LLC
750,000	7.250	02/01/18	888,399
Union Bank NA(b)
1,075,000	2.125	06/16/17	1,071,208

			23,925,943

Brokerage(b) – 0.6%
Morgan Stanley, Inc.
1,400,000	6.250	08/28/17	1,558,310
525,000	6.625	04/01/18	590,843

			2,149,153

Chemicals(b) – 1.0%
Ashland, Inc.(c)
900,000	4.750	08/15/22	887,625
Axiall Corp.(c)
50,000	4.875	05/15/23	47,625
Eastman Chemical Co.
850,000	2.400	06/01/17	853,207
Ecolab, Inc.
425,000	3.000	12/08/16	443,444
300,000	4.350	12/08/21	316,888
Rockwood Specialties Group, Inc.
875,000	4.625	10/15/20	879,375

			3,428,164

Construction Machinery(b) – 0.2%
Case New Holland, Inc.
750,000	7.750	09/01/13	755,625

Consumer Cyclical Services(b) – 0.8%
Equinix, Inc.
1,550,000	7.000	07/15/21	1,681,750
PVH Corp.
900,000	4.500	12/15/22	852,750
United Rentals North America, Inc.
250,000	8.250	02/01/21	273,750

			2,808,250

Consumer Products(b) – 0.5%
Avon Products, Inc.
875,000	4.600	03/15/20	883,983
Kimberly-Clark Corp.
850,000	3.700	06/01/43	759,167

			1,643,150

Defense(b) – 0.2%
United Technologies Corp.
650,000	3.100	06/01/22	641,948

Diversified Manufacturing(b) – 0.4%
Roper Industries, Inc.
750,000	2.050	10/01/18	734,640

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Manufacturing(b) – (continued)
Xylem, Inc.
$550,000	3.550%		09/20/16	$ 574,788

				1,309,428

Electric(b) – 0.9%
Arizona Public Service Co.
375,000	8.750		03/01/19	482,763
Consumers Energy Co.
850,000	3.950		05/15/43	781,280
Ipalco Enterprises, Inc.
300,000	5.000		05/01/18	309,000
NV Energy, Inc.
550,000	6.250		11/15/20	643,500
PPL WEM Holdings PLC(c)
505,000	5.375		05/01/21	553,796
Puget Sound Energy, Inc.(a)
250,000	6.974		06/01/67	258,750

				3,029,089

Energy – 3.1%
BP Capital Markets PLC
325,000	3.200		03/11/16	341,344
1,000,000	4.500	(b)	10/01/20	1,084,760
675,000	3.245	(b)	05/06/22	654,418
Continental Resources, Inc.(b)
675,000	5.000		09/15/22	685,125
Gaz Capital SA for Gazprom
870,000	9.250	(d)	04/23/19	1,057,050
100,000	6.510		03/07/22	105,625
200,000	4.950		07/19/22	191,250
Lukoil International Finance BV(b)
300,000	6.656		06/07/22	326,250
Nexen, Inc.(b)
375,000	6.400		05/15/37	406,862
375,000	7.500		07/30/39	457,243
Petrobras International Finance Co.(b)
60,000	5.750		01/20/20	62,121
450,000	5.375		01/27/21	455,183
Petroleos Mexicanos(b)
270,000	5.500		01/21/21	287,550
Plains Exploration & Production Co.(b)
100,000	6.125		06/15/19	105,500
PTTEP Canada International Finance Ltd.(c)
460,000	5.692		04/05/21	492,775
Rosneft Oil Co. via Rosneft International Finance Ltd.(c)
1,290,000	4.199		03/06/22	1,193,250
Rowan Cos., Inc.(b)
250,000	4.875		06/01/22	258,829
TNK-BP Finance SA
160,000	7.500		07/18/16	177,600
120,000	7.250		02/02/20	133,800
Transocean, Inc.(b)
1,075,000	6.500		11/15/20	1,209,919
175,000	6.375		12/15/21	196,800
Transportadora de Gas Internacional SA(b)
330,000	5.700		03/20/22	339,585
Weatherford International Ltd.(b)
400,000	9.625		03/01/19	504,497

				10,727,336

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Environmental(b) – 0.2%
Clean Harbors, Inc.
$830,000	5.250%	08/01/20	$ 844,525

Food & Beverage – 1.8%
Anadolu Efes Biracilik ve Malt Sanayii AS(c)
600,000	3.375	11/01/22	520,500
ConAgra Foods, Inc.(b)
850,000	1.900	01/25/18	838,300
400,000	3.200	01/25/23	381,482
Constellation Brands, Inc.(b)
50,000	3.750	05/01/21	46,750
900,000	6.000	05/01/22	967,500
150,000	4.250	05/01/23	140,625
Ingredion, Inc.(b)
375,000	1.800	09/25/17	364,240
Kraft Foods Group, Inc.
400,000	2.250	06/05/17	404,385
Mondelez International, Inc.
625,000	6.500	02/09/40	737,177
Pernod-Ricard SA(b)(c)
550,000	2.950	01/15/17	562,713
800,000	4.450	01/15/22	814,885
SABMiller Holdings, Inc.(b)(c)
600,000	2.450	01/15/17	609,521

			6,388,078

Food & Drug Retailers(b) – 0.5%
CVS Caremark Corp.
1,300,000	2.750	12/01/22	1,204,397
Walgreen Co.
450,000	1.800	09/15/17	443,364

			1,647,761

Health Care - Services(b) – 0.5%
Cigna Corp.
375,000	2.750	11/15/16	388,543
Express Scripts Holding Co.
400,000	2.650	02/15/17	407,371
HCA, Inc.
250,000	7.875	02/15/20	268,750
750,000	7.500	02/15/22	828,750

			1,893,414

Home Construction(b) – 0.5%
D.R. Horton, Inc.
900,000	4.375	09/15/22	852,750
MDC Holdings, Inc.
500,000	5.625	02/01/20	530,000
375,000	6.000	01/15/43	341,250

			1,724,000

Life Insurance – 0.9%
American General Capital II(b)
425,000	8.500	07/01/30	535,500
American International Group, Inc.
350,000	5.850	01/16/18	394,136
Genworth Financial, Inc.(b)
675,000	7.625	09/24/21	779,433
Principal Financial Group, Inc.(b)
575,000	3.125	05/15/23	547,803

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Life Insurance – (continued)
The Northwestern Mutual Life Insurance Co.(b)(c)
$650,000	6.063%	03/30/40	$ 731,797

			2,988,669

Media - Cable(b) – 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
900,000	5.250	09/30/22	855,000
COX Communications, Inc.(c)
550,000	3.250	12/15/22	517,454
CSC Holdings LLC
575,000	8.625	02/15/19	661,250
DISH DBS Corp.
125,000	7.125	02/01/16	135,313
775,000	6.750	06/01/21	821,500
Videotron Ltd.
825,000	5.000	07/15/22	802,312

			3,792,829

Media - Non Cable(b) – 0.7%
NBCUniversal Media LLC
1,375,000	4.375	04/01/21	1,491,842
Nielsen Finance LLC/Nielson Finance Co.(c)
525,000	4.500	10/01/20	496,125
WPP Finance UK
551,000	8.000	09/15/14	594,709

			2,582,676

Metals & Mining(b)(c) – 0.6%
Glencore Funding LLC
425,000	1.700	05/27/16	412,128
750,000	2.500	01/15/19	678,532
Xstrata Finance Canada Ltd.
1,180,000	2.450	10/25/17	1,144,341

			2,235,001

Noncaptive - Financial – 0.4%
Discover Financial Services(b)
400,000	3.850	11/21/22	376,416
GE Capital Trust I(a)(b)
458,000	6.375	11/15/67	471,740
General Electric Capital Corp.
275,000	5.875	01/14/38	298,907
International Lease Finance Corp.
375,000	8.250	12/15/20	420,937

			1,568,000

Packaging(b) – 0.7%
Ball Corp.
825,000	5.000	03/15/22	821,906
Crown Americas LLC/Crown Americas Capital Corp. IV(c)
900,000	4.500	01/15/23	848,250
Sealed Air Corp.(c)
775,000	8.375	09/15/21	876,719

			2,546,875

Pharmaceuticals(b) – 0.8%
AbbVie, Inc.(c)
1,750,000	1.750	11/06/17	1,712,623
Actavis, Inc.
425,000	3.250	10/01/22	391,802

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals(b) – (continued)
Mylan, Inc.(c)
$750,000	7.875%	07/15/20	$ 865,461

			2,969,886

Pipelines – 2.3%
Access Midstream Partners LP/ACMP Finance Corp.(b)
900,000	4.875	05/15/23	834,750
Boardwalk Pipelines LP(b)
575,000	5.875	11/15/16	646,193
Buckeye Partners LP(b)
450,000	4.150	07/01/23	437,369
El Paso LLC(b)
500	7.750	01/15/32	533
El Paso Pipeline Partners Operating Co. LLC(b)
700,000	6.500	04/01/20	810,560
Energy Transfer Partners LP(a)(b)(c)
1,075,000	3.292	11/01/66	967,500
Enterprise Products Operating LLC(a)(b)
775,000	8.375	08/01/66	860,250
775,000	7.034	01/15/68	866,063
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.(b)
950,000	4.500	07/15/23	852,625
Southern Star Central Gas Pipeline, Inc.(b)(c)
300,000	6.000	06/01/16	329,214
Tennessee Gas Pipeline Co. LLC
325,000	7.625	04/01/37	424,252
TransCanada PipeLines Ltd.(a)(b)
875,000	6.350	05/15/67	905,625

			7,934,934

Property/Casualty Insurance(b) – 0.2%
QBE Capital Funding III Ltd.(a)(c)
325,000	7.250	05/24/41	343,200
Transatlantic Holdings, Inc.
275,000	8.000	11/30/39	354,405

			697,605

Real Estate Investment Trusts(b) – 1.9%
American Campus Communities Operating Partnership LP
800,000	3.750	04/15/23	769,368
Developers Diversified Realty Corp.
65,000	9.625	03/15/16	77,762
755,000	7.500	04/01/17	875,714
ERP Operating LP
450,000	4.625	12/15/21	475,614
HCP, Inc.
525,000	6.000	01/30/17	590,070
500,000	2.625	02/01/20	466,880
Healthcare Realty Trust, Inc.
550,000	6.500	01/17/17	615,227
Liberty Property LP
775,000	4.750	10/01/20	807,210
ProLogis LP
275,000	6.125	12/01/16	309,422
Simon Property Group LP
625,000	10.350	04/01/19	861,176
WEA Finance LLC/WT Finance Australia Property Ltd.(c)
150,000	7.500	06/02/14	159,369
700,000	3.375	10/03/22	659,770

			6,667,582

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailers(b) – 0.2%
NIKE, Inc.
$625,000	3.625%		05/01/43	$ 545,766

Schools(b) – 0.3%
Rensselaer Polytechnic Institute
850,000	5.600		09/01/20	944,723

Technology(b) – 1.3%
Apple, Inc.
575,000	1.000		05/03/18	551,220
1,575,000	2.400		05/03/23	1,449,057
Hewlett-Packard Co.
525,000	3.000		09/15/16	538,835
375,000	2.600		09/15/17	374,718
239,000	4.300		06/01/21	231,488
NetApp, Inc.
625,000	2.000		12/15/17	604,994
Tech Data Corp.
850,000	3.750		09/21/17	854,306

				4,604,618

Tobacco – 0.1%
Altria Group, Inc.
275,000	2.850		08/09/22	254,822

Transportation(b)(c) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,000,000	2.875		07/17/18	1,009,945

Wireless Telecommunications – 0.6%
Crown Castle International Corp.(b)
700,000	5.250		01/15/23	670,250
MetroPCS Wireless, Inc.(b)(c)
250,000	6.250		04/01/21	254,375
200,000	6.625		04/01/23	203,500
Softbank Corp.(b)(c)
525,000	4.500		04/15/20	505,969
VimpelCom Holdings BV(c)
200,000	7.504		03/01/22	206,000
VIP Finance Ireland Ltd. for OJSC Vimpel Communications(c)
230,000	6.493		02/02/16	239,200

				2,079,294

Wirelines Telecommunications – 1.3%
AT&T, Inc.(b)
725,000	2.950		05/15/16	757,684
1,075,000	2.625		12/01/22	977,293
472,000	4.350		06/15/45	413,755
Frontier Communications Corp.(b)
750,000	8.500		04/15/20	826,875
MTS International Funding Ltd.
100,000	8.625		06/22/20	117,500
200,000	5.000	(c)	05/30/23	186,912
Telefonica Emisiones SAU(b)
600,000	3.192		04/27/18	579,715
350,000	5.462		02/16/21	360,775

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – (continued)
Verizon Communications, Inc.(b)
	$200,000	6.400%	02/15/38	$ 231,836

				4,452,345

TOTAL CORPORATE OBLIGATIONS				$112,505,682

Mortgage-Backed Obligations – 41.3%
Adjustable Rate Non-Agency(a) – 2.4%
Banc of America Funding Corp. Series 2007-E, Class 4A1
	$775,530	2.980%	07/20/47	$ 552,983
Countrywide Alternative Loan Trust Series 2005-38, Class A3
	221,296	0.543	09/25/35	180,147
Granite Master Issuer PLC Series 2005-2, Class A7
GBP	119,327	0.813	12/20/54	176,517
Granite Master Issuer PLC Series 2006-1X, Class A7
	865,122	0.733	12/20/54	1,279,746
Granite Master Issuer PLC Series 2006-2, Class A5
EUR	328,150	0.322	12/20/54	415,434
Granite Master Issuer PLC Series 2006-3, Class A4
	$3,162,170	0.272	12/20/54	3,066,055
Granite Master Issuer PLC Series 2006-3, Class A5
EUR	59,664	0.342	12/20/54	75,533
Granite Mortgages PLC Series 2003-3, Class 3A
GBP	79,055	0.884	01/20/44	118,149
Lehman XS Trust Series 2007-4N, Class 1A1
	$369,379	0.323	03/25/47	316,880
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1B
	435,484	1.374	12/25/46	242,071
Structured Adjustable Rate Mortgage Loan Trust Series 2005-22, Class 1A4
	2,704,543	2.467	12/25/35	1,750,337
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR02, Class 1A1
	365,921	2.490	03/25/36	293,289

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 8,467,141

Collateralized Mortgage Obligations – 4.5%
Interest Only(e) – 0.1%
FHLMC STRIPS Series 304, Class C45
	1,344,848	3.000	12/15/27	137,935
FNMA STRIPS Series 410, Class C2
	593,542	4.000	04/25/42	111,428

				249,363

Inverse Floater(a) – 0.0%
FNMA REMIC Series 2010-126, Class LS
	1,410,345	4.806	11/25/40	172,405

Planned Amortization Class – 0.1%
FNMA REMIC Series 2005-70, Class PA
	215,874	5.500	08/25/35	234,878

Sequential Fixed Rate – 2.3%
FHLMC Multifamily Structured Pass-Through Certificates Series K005, Class A2
	1,500,000	4.317	11/25/19	1,641,726
FHLMC Multifamily Structured Pass-Through Certificates Series K027, Class A2
	3,000,000	2.637	01/25/23	2,881,129

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FHLMC Multifamily Structured Pass-Through Certificates Series KS01, Class A2
	$1,800,000	2.522%	01/25/23	$ 1,723,320
NCUA Guaranteed Notes Series 2010-C1, Class APT
	1,177,079	2.650	10/29/20	1,216,256
NCUA Guaranteed Notes Series A4
	600,000	3.000	06/12/19	627,546

				8,089,977

Sequential Floating Rate(a) – 2.0%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	1,137,501	0.630	09/20/66	1,384,472
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(c)
	$275,198	0.492	09/20/66	250,340
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3
	5,190,329	0.443	11/25/36	2,057,310
Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2006-AR3, Class A6
	5,542,822	0.473	08/25/36	2,554,595
FNMA REMIC Series 2011-63, Class FG
	578,224	0.643	07/25/41	580,113

				6,826,830

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 15,573,453

Commercial Mortgage-Backed Securities – 0.3%
Sequential Fixed Rate – 0.1%
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class A4
	400,000	3.102	05/15/46	376,455

Sequential Floating Rate(a) – 0.2%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
	225,000	5.803	04/10/49	247,515
FREMF Mortgage Trust Series 2012-K707, Class C(c)
	200,000	4.018	01/25/47	181,340
Morgan Stanley Capital I, Inc. Series 2007-HQ11, Class AM
	50,000	5.478	02/12/44	54,214
Morgan Stanley Capital I, Inc. Series 2007-HQ13, Class AM
	50,000	5.931	12/15/44	48,049

				531,118

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 907,573

Federal Agencies – 34.1%
Adjustable Rate FHLMC(a) – 0.0%
	125,850	2.853	09/01/35	134,152

FHLMC – 1.3%
	43,168	5.000	05/01/18	45,613
	17,762	5.000	10/01/33	19,002
	22,796	5.000	07/01/35	24,359
	308,778	5.000	08/01/35	329,087
	178,212	5.000	02/01/37	189,855
	705,298	5.500	08/01/37	757,456
	116,434	6.500	08/01/37	130,351
	293,672	6.500	10/01/37	328,775
	18,343	5.000	03/01/38	19,545
	3,933	5.000	06/01/38	4,187
	122,384	6.500	09/01/38	136,167

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$4,664	5.000%	12/01/38	$ 4,967
9,394	5.000	02/01/39	10,003
19,817	5.000	08/01/40	21,511
872,147	4.500	03/01/41	919,092
16,494	5.000	04/01/41	18,013
826,812	4.500	06/01/41	871,116
23,240	5.000	06/01/41	25,380
794,454	4.000	11/01/41	834,665

			4,689,144

FNMA – 29.9%
959,052	3.070	12/01/17	1,014,847
765,031	2.800	03/01/18	799,579
1,846,044	3.740	05/01/18	1,994,701
630,000	3.840	05/01/18	685,709
5,794	6.000	12/01/18	6,293
1,600,000	4.506	06/01/19	1,753,926
385,885	3.416	10/01/20	406,007
289,732	3.632	12/01/20	306,603
1,089,762	4.374	06/01/21	1,199,841
73,135	6.000	06/01/21	79,677
101,473	5.000	08/01/23	108,366
60,648	5.500	09/01/23	64,524
32,291	5.500	10/01/23	34,411
256,293	5.000	02/01/24	272,820
1,484,284	5.500	05/01/25	1,602,706
349,980	5.000	04/01/29	376,428
68	6.000	03/01/32	75
151,577	6.000	12/01/32	166,714
2,070	5.000	01/01/33	2,246
282	6.000	05/01/33	310
7,051	5.000	08/01/33	7,614
16,065	5.500	09/01/33	17,580
486	6.000	12/01/33	536
2,572	5.500	02/01/34	2,807
28,532	6.000	02/01/34	31,386
433	5.500	04/01/34	472
5,554	5.500	10/01/34	6,088
8,256	5.500	11/01/34	9,050
18,825	5.500	12/01/34	20,475
73,411	5.000	04/01/35	79,292
518	6.000	04/01/35	563
732,318	5.000	07/01/35	789,074
3,306	5.500	09/01/35	3,595
11,987	6.000	03/01/36	13,072
21,490	6.000	04/01/36	23,435
240	5.500	02/01/37	261
367	5.500	04/01/37	399
383	5.500	05/01/37	416
582	5.500	03/01/38	633
484	5.500	06/01/38	526
699	5.500	07/01/38	759
514	5.500	08/01/38	559
378	5.500	09/01/38	411
527,716	6.000	11/01/38	572,450
276	5.500	12/01/38	300
39,763	4.500	04/01/39	42,409
10,103	5.500	06/01/39	10,942
47,966	4.500	08/01/39	51,187
52,819	4.500	11/01/39	56,399
8,846	5.500	11/01/39	9,580
421,623	4.500	12/01/39	449,935
492,280	4.000	09/01/40	513,097
23,701	4.000	10/01/40	24,693
122,723	4.000	11/01/40	127,862

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
	$1,129,082	4.000%	12/01/40	$ 1,176,355
	20,672	4.000	01/01/41	21,537
	22,481	4.000	02/01/41	23,427
	53,932	4.000	03/01/41	56,202
	40,275	4.000	08/01/41	41,970
	177,911	4.500	08/01/41	188,579
	31,326	4.000	09/01/41	32,644
	46,234	4.500	10/01/41	49,006
	700,941	4.500	12/01/41	742,971
	33,511	4.000	01/01/42	35,038
	103,054	3.000	12/01/42	100,977
	999,999	2.500	01/01/43	930,827
	466,959	3.000	01/01/43	457,547
	458,861	3.000	02/01/43	449,612
	999,999	2.500	03/01/43	930,827
	1,000,000	2.500	04/01/43	930,828
	25,124	3.000	05/01/43	24,617
	98,444	3.000	06/01/43	96,460
	847,558	3.000	07/01/43	830,474
	4,000,000	2.500	TBA-15yr(f)	4,023,125
	10,000,000	3.000	TBA-30yr(f)	9,778,125
	60,000,000	3.500	TBA-30yr(f)	60,937,500
	3,000,000	4.000	TBA-30yr(f)	3,126,328
	4,000,000	5.500	TBA-30yr(f)	4,338,281
	1,000,000	6.000	TBA-30yr(f)	1,087,734

				104,154,631

GNMA – 2.9%
	244,993	3.950	07/15/25	256,378
	4,385	5.500	05/15/36	4,771
	110,350	5.000	11/15/40	120,311
	464,131	2.500	12/15/42	433,673
	223,998	2.500	01/15/43	209,286
	1,298,428	2.500	02/15/43	1,213,691
	3,000,000	2.500	TBA-30yr(f)	2,797,969
	4,000,000	3.000	TBA-30yr(f)	3,958,750
	1,000,000	5.000	TBA-30yr(f)	1,078,750

				10,073,579

TOTAL FEDERAL AGENCIES				$119,051,506

TOTAL MORTGAGE-BACKED OBLIGATIONS				$143,999,673

Agency Debentures – 1.7%
FHLB(g)
	$2,400,000	4.625%	09/11/20	$ 2,765,402
FHLMC
	700,000	0.500	10/15/13	700,727
EUR	600,000	4.375	01/15/14	797,240
	$400,000	2.375	01/13/22	388,464
FNMA
	300,000	4.125	04/15/14	309,239
	800,000	6.250	05/15/29	1,042,175

TOTAL AGENCY DEBENTURES				$ 6,003,247

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 11.3%
Collateralized Loan Obligations(a) – 9.7%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(c)
$3,717,397	0.924%	11/01/18	$ 3,596,541
ACIS CLO Ltd. Series 2013-1A, Class ACOM(c)
2,600,000	1.558	04/18/24	2,490,332
Black Diamond CLO Ltd. Series 2005-1A, Class A1A(c)
415,252	0.522	06/20/17	414,214
Crown Point CLO Ltd. Series 2012-1A, Class ACOM(c)
1,250,000	1.494	11/21/22	1,219,281
ECP CLO Ltd. Series 2008-1A, Class A1(c)
3,600,000	1.123	03/17/22	3,542,029
Gleneagles CLO Ltd. Series 2005-1A, Class A1(c)
1,163,843	0.549	11/01/17	1,148,706
Goldentree Loan Opportunities V Ltd. Series 2007-5A, Class A(c)
1,200,000	0.972	10/18/21	1,180,796
Golub Capital Management CLO Ltd. Series 2007-1A, Class A(c)
1,500,000	0.516	07/31/21	1,458,760
KKR Financial CLO Ltd. Series 2006-1A, Class A1(c)
255,760	0.553	08/25/18	253,280
KKR Financial CLO Ltd. Series 2007-AA, Class A(c)
264,823	1.027	10/15/17	263,458
Liberty CLO Ltd. Series 2005-1A, Class A1C(c)
2,118,369	0.524	11/01/17	2,095,497
Lightpoint CLO Ltd. Series 2005-3A, Class A1A(c)
228,240	0.533	09/15/17	224,245
Ocean Trails CLO Ltd. Series 2006-1X, Class A1
2,728,691	0.527	10/12/20	2,649,823
OCP CLO Ltd. Series 2012-2A, Class ACOM(c)
2,200,000	1.513	11/22/23	2,132,863
OFSI Fund V Ltd. Series 2013-5A, Class ACOM(c)
1,650,000	1.618	04/17/25	1,578,661
Red River CLO Ltd. Series 1A, Class A(c)
3,587,083	0.544	07/27/18	3,477,538
Westchester CLO Ltd. Series 2007-1X, Class A1A
6,105,837	0.499	08/01/22	5,902,067

			33,628,091

Home Equity – 0.2%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(a)
7,141	0.993	10/27/32	6,901
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1(a)
5,561	0.853	10/25/32	5,252
Bear Stearns Asset Backed Securities Trust Series 2005-SD4, Class 2A1(a)
566,589	0.593	12/25/42	540,878
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(a)
1,781	0.813	01/25/32	1,487
First Alliance Mortgage Loan Trust Series 1999-4, Class A2(a)
612	0.952	03/20/31	490
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
165,636	7.000	09/25/37	159,302
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
65,792	7.000	09/25/37	61,614
Home Equity Asset Trust Series 2002-1, Class A4(a)
257	0.793	11/25/32	224
Renaissance Home Equity Loan Trust Series 2003-2, Class A(a)
2,142	0.633	08/25/33	1,936
Renaissance Home Equity Loan Trust Series 2003-3, Class A(a)
5,139	0.693	12/25/33	4,796

			782,880

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(a) – 1.4%
Brazos Higher Education Authority, Inc. Series 2004-1, Class A-2
	$526,602	0.433%		06/27/22	$ 523,907
Brazos Higher Education Authority, Inc. Series 2005-1, Class 1A2
	331,000	0.353		12/26/18	330,742
College Loan Corp. Trust Series 2004-1, Class A4
	750,000	0.466		04/25/24	708,103
College Loan Corp. Trust Series 2006-1, Class A3
	1,000,000	0.366		10/25/25	984,819
Education Funding Capital Trust I Series 2004-1, Class A2
	162,120	0.433		12/15/22	161,541
Northstar Education Finance, Inc. Series 2005-1, Class A1
	70,326	0.376		10/28/26	69,995
Panhandle-Plains Higher Education Authority, Inc. Series 2010-2, Class A1
	651,564	1.404		10/01/35	661,791
South Carolina Student Loan Corp. Series 2005, Class A1
	422,005	0.375		12/03/18	422,013
South Carolina Student Loan Corp. Series 2006-1, Class A1
	933,820	0.365		12/02/19	926,985
US Education Loan Trust LLC Series 2006-1, Class A2(c)
	131,049	0.405		03/01/25	130,242

					4,920,138

TOTAL ASSET-BACKED SECURITIES					$ 39,331,109

Foreign Debt Obligations – 2.7%
Sovereign – 2.5%
Republic of Chile
	$910,000	3.625%		10/30/42	$ 746,200
Republic of Colombia
	250,000	6.125		01/18/41	276,250
Republic of Indonesia
	230,000	4.875		05/05/21	234,600
	220,000	3.375	(c)	04/15/23	195,800
	430,000	8.500		10/12/35	565,450
Republic of Ivory Coast(h)
	1,320,000	5.750		12/31/32	1,075,800
Republic of Slovenia
	750,000	5.500	(c)	10/26/22	682,141
	200,000	5.500		10/26/22	181,904
	850,000	5.850	(c)	05/10/23	791,787
Republic of Venezuela
	150,000	12.750		08/23/22	152,625
	90,000	8.250		10/13/24	68,175
	960,000	9.250		09/15/27	808,800
Russian Federation
	200,000	4.500	(c)	04/04/22	204,500
Ukraine Government Bond
	300,000	7.800		11/28/22	267,000
United Mexican States
MXN	1,956,100	7.500		06/03/27	168,587
	1,424,600	8.500		05/31/29	130,422
	2,753,800	10.000		11/20/36	283,647
	288,100	8.500		11/18/38	25,920
	14,569,500	7.750		11/13/42	1,214,421
	$660,000	4.750		03/08/44	597,300

					8,671,329

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Supranational – 0.2%
Inter-American Development Bank
	$700,000	1.000%	02/27/18	$ 673,264

TOTAL FOREIGN DEBT OBLIGATIONS				$ 9,344,593

Structured Notes – 0.5%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
BRL	3,769,955	6.000%	08/15/40	$ 1,853,933

Municipal Debt Obligations – 0.6%
California – 0.3%
California State GO Bonds Build America Taxable Series 2009
	$210,000	7.550%	04/01/39	$ 281,198
California State GO Bonds Build America Taxable Series 2010
	625,000	7.950	03/01/36	741,694

				1,022,892

Illinois – 0.2%
Illinois State GO Bonds Build America Series 2010
	500,000	7.350	07/01/35	550,955
Illinois State GO Bonds Taxable-Pension Series 2003
	115,000	5.100	06/01/33	106,716

				657,671

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	250,000	6.270	02/15/50	266,190

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 1,946,753

Government Guarantee Obligations – 1.0%
Achmea Hypotheekbank NV(c)(i)
	$145,000	3.200%	11/03/14	$ 150,510
Israel Government AID Bond(j)
	2,000,000	5.500	09/18/23	2,409,226
	200,000	5.500	12/04/23	241,703
	650,000	5.500	04/26/24	784,270
	40,000	5.500	09/18/33	48,620

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 3,634,329

U.S. Treasury Obligations – 8.5%
United States Treasury Bonds
	$2,600,000	3.125%	11/15/41	$ 2,436,096
	5,100,000	3.125	02/15/42	4,771,968
	7,800,000	2.750	08/15/42	6,727,578
United States Treasury Inflation Protected Securities
	2,013,600	2.000	01/15/14	2,042,858
	5,823,534	1.250	04/15/14	5,907,276
	1,208,928	0.125	01/15/23	1,173,228
United States Treasury Notes
	4,100,000	1.375	06/30/18	4,097,130
	2,500,000	1.875	06/30/20	2,490,325

TOTAL U.S. TREASURY OBLIGATIONS				$ 29,646,459

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 4.0%
Interest Rate Swaptions
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.590%
$8,700,000	3.590%	03/22/16	$ 532,892
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 4.070%
8,000,000	4.070	03/29/16	351,614
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 2.724%
7,600,000	2.724	05/15/14	151,649
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.724%
7,600,000	2.724	05/15/14	378,003
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.005%
8,300,000	3.005	06/11/14	262,275
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.005%
8,300,000	3.005	06/11/14	321,051
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.200%
5,100,000	3.200	06/24/14	209,611
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.200%
5,100,000	3.200	06/24/14	163,691
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.010%
7,600,000	3.010	05/29/15	221,158
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.010%
7,600,000	3.010	05/29/15	523,723
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.017%
4,500,000	3.017	05/29/15	132,057
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.017%
4,500,000	3.017	05/29/15	308,477
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.085%
7,500,000	3.085	05/29/15	238,552
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.085%
7,500,000	3.085	05/29/15	488,380
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.040%
6,800,000	3.040	06/03/15	205,225
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.040%
6,800,000	3.040	06/03/15	460,021
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.645%
7,600,000	3.645	02/16/16	433,904
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.570%
7,300,000	3.570	02/22/16	441,644
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.625%
7,000,000	3.625	02/22/16	407,616
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.420%
7,500,000	2.420	05/13/14	81,434
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.420%
7,500,000	2.420	05/13/14	505,612
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.705%
7,900,000	2.705	05/14/14	152,749

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.705%
$7,900,000	2.705%	05/14/14	$ 398,820
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.535%
9,100,000	2.535	05/22/14	126,620
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.535%
9,100,000	2.535	05/22/14	558,748
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 1.950%
23,600,000	1.950	10/26/15	313,573
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
23,500,000	2.030	10/26/15	296,189
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.080%
6,600,000	3.080	06/04/15	208,345
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.080%
6,600,000	3.080	06/04/15	434,549
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
22,700,000	1.855	11/02/15	326,608
JPMorgan Chase Bank NA Call - OTC - 10year Interest Rate Swap Strike Price 3.610%
6,900,000	3.610	02/16/16	403,714
Morgan Stanley Capital Services, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.882%
11,500,000	2.883	06/09/14	301,094
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.882%
11,500,000	2.883	06/09/14	506,063
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.630%
20,800,000	3.630	02/16/16	1,200,085
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.652%
19,700,000	3.652	02/22/16	1,125,699
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.620%
13,700,000	3.620	03/07/16	810,581

TOTAL OPTIONS PURCHASED			$ 13,982,026

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$362,247,804

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(k) – 22.6%
Repurchase Agreement – 22.6%
Joint Repurchase Agreement Account II
$78,800,000	0.158%	07/01/13	$ 78,800,000

TOTAL INVESTMENTS – 126.5%			$441,047,804

LIABILITIES IN EXCESS OF OTHER ASSETS – (26.5)%			(92,466,176)

NET ASSETS – 100.0%			$348,581,628

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $56,698,855, which represents approximately 16.3% of net assets as of June 30, 2013.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2013.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $91,126,562 which represents approximately 26.1% of net assets as of June 30, 2013.

(g)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2013.

(i)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $150,510, which represents approximately 0.0% of net assets as of June 30, 2013.

(j)	Guaranteed by United States Government until maturity. Total market value of these securities amounts to $3,483,819, which represents approximately 1.0% of net assets as of June 30, 2013.

(k)	Joint repurchase agreement was entered into on June 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar

TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of
Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/CZK	09/18/13	$145,590	$246
	HUF/EUR	09/18/13	145,836	1,047
	PLN/EUR	09/18/13	145,836	1,273
	USD/CLP	07/12/13	74,931	69
	USD/EUR	09/18/13	579,438	14,855
	USD/MYR	07/12/13	354,595	3,405
	USD/PLN	09/18/13	145,904	2,096
Barclays Bank PLC	CNY/USD	08/22/13	1,225,861	18,861
	EUR/GBP	09/18/13	144,664	1,172
	EUR/USD	09/18/13	290,370	334
	MYR/USD	07/12/13	202,649	649
	USD/AUD	09/18/13	136,921	5,160
	USD/GBP	09/18/13	288,829	8,365
	USD/PHP	07/11/13	147,802	1,198
	ZAR/USD	09/18/13	146,512	1,512
BNP Paribas SA	EUR/GBP	09/18/13	577,966	1,472
	SEK/EUR	09/18/13	145,836	139
	USD/JPY	09/18/13	285,837	3,163
	ZAR/USD	09/18/13	69,568	3,323
Citibank NA	CNY/USD	07/12/13	643,766	9,365
	PHP/USD	07/26/13	292,538	2,538
	RUB/USD	07/19/13	146,181	181
	USD/AUD	09/18/13	907,409	34,183
	USD/EUR	09/18/13	580,740	11,384
	USD/JPY	09/18/13	577,919	15,081
	USD/KRW	07/12/13	295,722	3,278
	USD/MYR	07/12/13	507,040	960
	USD/RUB	07/11/13	295,418	3,582
	USD/RUB	07/19/13	144,971	3,029
Credit Suisse International (London)	CHF/EUR	09/18/13	292,974	450
	CLP/USD	07/19/13	147,633	1,633
	KRW/USD	08/01/13	290,756	1,756
	RUB/USD	07/17/13	224,162	406
	USD/BRL	07/17/13	2,093,073	251,310
	USD/CLP	07/19/13	217,631	5,369
	USD/CLP	08/02/13	144,893	107
	USD/RUB	07/17/13	356,486	12,671
	USD/RUB	07/22/13	147,815	185
Deutsche Bank AG (London)	EUR/JPY	09/18/13	284,906	2,860
	EUR/USD	09/18/13	144,534	101
	HUF/EUR	09/18/13	433,602	4,764
	JPY/USD	09/18/13	290,456	456
	PHP/USD	07/11/13	17,398	255
	USD/AUD	09/18/13	575,541	12,178
	USD/HUF	09/18/13	855,734	3,819
	USD/JPY	09/18/13	143,251	1,749
	USD/KRW	07/05/13	141,733	2,586
	USD/MXN	07/26/13	649,906	5,598
	ZAR/USD	09/18/13	151,233	2,233
HSBC Bank PLC	CNY/USD	07/08/13	1,220,140	22,140
	CNY/USD	07/12/13	741,471	10,671
	EUR/SEK	09/18/13	893,519	11,497
	HUF/EUR	09/18/13	148,440	1,657
	SGD/USD	09/18/13	145,579	579

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

HSBC Bank PLC (continued)	USD/AUD	09/18/13	$283,679	$3,829
	USD/CNY	08/22/13	592,235	765
	USD/GBP	09/18/13	288,829	8,490
JPMorgan Securities, Inc.	EUR/NOK	09/18/13	143,733	801
	USD/EUR	08/07/13	4,484,513	6,952
	USD/EUR	09/18/13	877,620	15,038
	USD/GBP	08/08/13	1,805,824	31,166
	USD/JPY	09/18/13	286,787	2,213
	USD/MXN	09/18/13	148,082	918
Morgan Stanley Capital Services, Inc.	SEK/EUR	09/18/13	144,534	2,470
	TRY/USD	09/18/13	291,634	1,634
	USD/AUD	09/18/13	142,537	2,504
	USD/BRL	07/08/13	282,944	13,116
	USD/BRL	08/02/13	144,298	702
	USD/CHF	09/18/13	1,502,643	14,025
	USD/EUR	09/18/13	289,068	8,103
	USD/JPY	09/18/13	575,903	6,097
	USD/MXN	09/18/13	293,839	4,161
	USD/TRY	09/18/13	722,164	17,143
Royal Bank of Canada	CAD/USD	09/18/13	291,487	487
	USD/BRL	07/10/13	285,218	16,782
	USD/BRL	07/18/13	144,759	3,241
	USD/CAD	09/18/13	1,739,433	28,067
	USD/KRW	07/05/13	143,422	3,615
Royal Bank of Scotland PLC	CNY/USD	08/22/13	889,179	11,093
	EUR/SEK	09/18/13	287,323	1,094
	EUR/USD	09/18/13	290,370	403
	USD/GBP	09/18/13	288,829	7,243
	USD/NZD	09/18/13	292,812	632
	USD/TRY	09/18/13	147,189	1,811
Standard Chartered Bank	USD/AUD	09/18/13	861,947	21,457
State Street Bank	EUR/CZK	09/18/13	500,053	4,970
	EUR/USD	09/18/13	145,836	151
	MXN/USD	09/18/13	296,123	6,123
	NOK/EUR	09/18/13	143,232	2,244
	SGD/USD	09/18/13	147,170	1,170
	USD/JPY	09/18/13	583,373	6,627
	USD/MXN	09/18/13	292,390	5,610
	USD/PLN	09/18/13	1,211,757	25,719
UBS AG (London)	CHF/USD	09/18/13	145,108	108
	SEK/EUR	09/18/13	144,534	1,607
	USD/BRL	07/12/13	143,731	5,269
	USD/BRL	07/18/13	432,220	13,780
	USD/INR	07/12/13	145,117	3,883
	USD/JPY	09/18/13	143,493	5,507
	USD/MXN	07/26/13	410,227	4,608
	USD/RUB	07/08/13	590,567	9,433
Westpac Banking Corp.	NZD/USD	09/18/13	290,500	380
	USD/AUD	09/18/13	2,247,963	74,429
	USD/JPY	09/18/13	734,581	32,763
	USD/KRW	07/05/13	147,004	2,996
	USD/SGD	09/18/13	1,178,378	18,035

TOTAL				$970,414

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	EUR/HUF	09/18/13	$148,398	$(2,562)
	USD/PLN	09/18/13	289,768	(768)
Barclays Bank PLC	EUR/USD	09/18/13	287,766	(8,770)
	HUF/EUR	09/18/13	144,534	(301)
	MYR/USD	07/08/13	353,555	(7,445)
	PHP/USD	07/23/13	118,832	(2,202)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC (continued)	PLN/EUR	09/18/13	$290,370	$(4,848)
	PLN/USD	09/18/13	143,239	(1,761)
	USD/CLP	07/24/13	149,548	(1,548)
	USD/CNY	07/08/13	609,992	(2,992)
	USD/CNY	08/22/13	1,212,419	(18,419)
	USD/MXN	07/26/13	289,271	(7,793)
	USD/ZAR	09/18/13	148,807	(3,807)
BNP Paribas SA	EUR/CZK	09/18/13	144,767	(233)
	EUR/USD	09/18/13	3,581,782	(78,144)
	MYR/USD	07/12/13	419,996	(7,241)
Citibank NA	EUR/USD	09/18/13	751,707	(8,862)
	ILS/USD	09/18/13	151,271	(1,472)
	JPY/EUR	09/18/13	579,438	(3,289)
	JPY/USD	09/18/13	568,887	(25,113)
	KRW/USD	07/15/13	147,482	(1,518)
	PHP/USD	07/11/13	278,792	(1,441)
	RUB/USD	07/08/13	588,141	(11,859)
	SEK/EUR	09/18/13	147,138	(597)
	USD/BRL	07/10/13	9,360	(117)
	USD/ILS	09/18/13	118,448	(48)
	USD/PHP	07/11/13	148,388	(388)
	USD/PHP	07/23/13	150,144	(2,144)
	USD/RUB	07/25/13	146,553	(553)
Credit Suisse International (London)	CHF/USD	09/18/13	291,309	(4,691)
	EUR/CHF	09/18/13	144,801	(267)
	EUR/USD	09/18/13	145,836	(168)
	RUB/USD	07/25/13	434,556	(1,444)
	USD/CLP	08/02/13	145,029	(29)
Deutsche Bank AG (London)	AUD/USD	09/18/13	714,652	(20,278)
	CAD/USD	09/18/13	145,881	(119)
	EUR/USD	09/18/13	433,602	(8,992)
	JPY/USD	09/18/13	439,115	(8,885)
	KRW/USD	07/05/13	594,384	(6,616)
	MXN/USD	09/18/13	1,379,630	(25,374)
	PLN/EUR	09/18/13	730,482	(10,300)
	USD/CNH	09/18/13	297,201	(201)
	USD/MXN	09/18/13	485,776	(5,503)
	USD/PLN	09/18/13	145,082	(82)
HSBC Bank PLC	BRL/USD	07/10/13	121,900	(8,831)
	BRL/USD	07/18/13	567,255	(26,745)
	GBP/EUR	09/18/13	588,553	(4,270)
	SEK/EUR	09/18/13	41,385	(152)
	USD/CNH	09/18/13	296,885	(885)
	USD/CNY	07/08/13	770,830	(5,830)
	USD/CNY	07/12/13	1,528,746	(13,746)
JPMorgan Securities, Inc.	EUR/CHF	09/18/13	147,460	(322)
	EUR/SEK	09/18/13	145,977	(1,443)
	EUR/USD	09/18/13	876,318	(15,966)
	INR/USD	07/12/13	146,790	(2,210)
	JPY/USD	09/18/13	1,018,326	(11,674)
	MXN/USD	09/18/13	292,519	(4,481)
	RUB/USD	07/17/13	132,324	(445)
	SEK/EUR	09/18/13	352,064	(1,772)
	SGD/USD	09/18/13	588,102	(8,898)
	USD/MXN	07/26/13	204,310	(7,092)
	USD/ZAR	09/18/13	68,274	(2,029)
Merrill Lynch International Bank Ltd.	ILS/USD	09/18/13	115,245	(755)
Morgan Stanley Capital Services, Inc.	TRY/USD	09/18/13	139,907	(4,251)
	USD/ILS	09/18/13	148,068	(68)
Royal Bank of Canada	BRL/USD	07/12/13	142,250	(5,750)
	CAD/USD	09/18/13	580,079	(9,920)
	EUR/USD	09/18/13	289,068	(7,726)
Royal Bank of Scotland PLC	AUD/USD	09/18/13	141,839	(5,029)
	GBP/EUR	09/18/13	294,916	(1,620)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Royal Bank of Scotland PLC (continued)	NZD/USD	09/18/13	$141,783	$(1,746)
	TRY/USD	09/18/13	727,843	(15,157)
	USD/TRY	09/18/13	442,546	(3,546)
State Street Bank	EUR/PLN	09/18/13	145,973	(137)
	EUR/USD	09/18/13	145,836	(1,208)
	GBP/USD	09/18/13	753,837	(15,454)
	JPY/EUR	09/18/13	290,370	(2,845)
	JPY/USD	09/18/13	291,326	(4,674)
	USD/MXN	09/18/13	748,185	(6,198)
UBS AG (London)	BRL/USD	07/08/13	282,944	(17,056)
	CHF/USD	09/18/13	1,349,183	(36,817)
	EUR/CHF	09/18/13	296,957	(1,379)
	GBP/CHF	09/18/13	291,881	(1,532)
	RUB/USD	07/15/13	292,681	(4,319)
	RUB/USD	07/22/13	145,847	(153)
	SEK/EUR	09/18/13	210,941	(1,462)
	USD/BRL	07/24/13	150,981	(2,981)
	USD/MXN	07/26/13	244,562	(8,661)
	USD/RUB	08/01/13	145,292	(292)
	USD/ZAR	09/18/13	152,527	(211)
Westpac Banking Corp.	AUD/EUR	09/18/13	722,670	(10,066)
	AUD/USD	09/18/13	3,299,585	(99,024)
	NZD/USD	09/18/13	285,106	(3,018)
	SGD/USD	09/18/13	146,998	(1,002)
	USD/NZD	09/18/13	292,041	(856)

TOTAL				$(690,888)

FORWARD SALES CONTRACTS — At June 30, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(f)	Settlement Date	Principal Amount	Value

FNMA	2.500%	TBA-30yr	07/15/13	$(3,000,000)	$(2,790,469)
GNMA	2.500	TBA-30yr	07/22/13	(1,000,000)	(932,656)

TOTAL (Proceeds Receivable: $3,851,250)					$(3,723,125)

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	236	December 2014	$76,321,174	$18,963
French 10 Year Government Bonds	(4)	September 2013	(689,718)	14,142
Italian 10 Year Government Bonds	(10)	September 2013	(1,427,519)	34,567
Ultra Long U.S. Treasury Bonds	137	September 2013	20,181,813	(695,572)
10 Year German Euro-Bund	31	September 2013	5,710,492	(88,541)
2 Year U.S. Treasury Notes	(95)	September 2013	(20,900,000)	31,968
5 Year U.S. Treasury Notes	116	September 2013	14,041,438	16,208
10 Year U.S. Treasury Notes	(107)	September 2013	(13,542,188)	36,084
20 Year U.S. Treasury Bonds	210	September 2013	28,527,187	(195,173)

TOTAL				$(827,354)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	BRL	4,330		01/02/15	8.200%	1 month Brazilian Interbank Deposit Average	$—	$(37,770)
		8,980		01/02/15	8.150	1 month Brazilian Interbank Deposit Average	—	(81,424)
	CAD	3,600	(a)	09/15/25	3.040	6 month CDOR	—	(140,508)
		6,200	(a)	12/22/25	2.910	6 month CDOR	—	(332,341)
		300		06/27/33	6 month CDOR	3.475%	—	(3,027)
		2,100	(a)	09/14/35	6 month CDOR	3.108	—	158,760
		3,600	(a)	12/20/35	6 month CDOR	3.000	—	331,210
Barclays Bank PLC	BRL	23,410		01/02/15	8.157	1 month Brazilian Interbank Deposit Average	—	(211,216)
	NOK	4,300		06/19/18	6 month NIBOR	2.500	575	2,647
Citibank NA	BRL	3,810		01/02/15	8.150	1 month Brazilian Interbank Deposit Average	—	(34,546)
	NZD	610	(a)	12/18/18	3 month NZDOR	3.500	10,634	1,840
		$2,800	(a)	02/18/26	3.145	3 month LIBOR	—	(134,873)
		2,600	(a)	02/24/26	3.125	3 month LIBOR	—	(130,709)
		2,700	(a)	02/24/26	3.070	3 month LIBOR	—	(148,297)
Credit Suisse International (London)	NZD	600	(a)	12/18/18	3 month NZDOR	3.500	11,045	1,223
Deutsche Bank Securities, Inc.		$10,600	(a)	10/30/17	1.530	3 month LIBOR	—	(134,133)
		10,600	(a)	10/30/17	1.450	3 month LIBOR	—	(150,659)
	NZD	1,340	(a)	12/18/23	3 month NZDOR	4.000	24,808	28,105
JPMorgan Securities, Inc.	BRL	4,140		01/02/15	8.220	1 month Brazilian Interbank Deposit Average	—	(35,588)
		5,220		01/02/15	8.155	1 month Brazilian Interbank Deposit Average	—	(47,166)
		$10,200	(a)	11/06/17	1.355	3 month LIBOR	—	(167,321)
	NOK	1,000		06/19/18	6 month NIBOR	2.500	469	280
		$2,600	(a)	02/18/26	3.110	3 month LIBOR	—	(132,941)
Morgan Stanley Capital Services, Inc.	NOK	2,830		06/19/18	6 month NIBOR	2.500	1,163	958
		$7,800	(a)	02/18/26	3.130	3 month LIBOR	—	(385,620)
		7,400	(a)	02/24/26	3.152	3 month LIBOR	—	(355,117)
		5,000	(a)	03/09/26	3.120	3 month LIBOR	—	(257,614)

TOTAL							$48,694	$(2,395,847)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	EUR	48,760	(a)	06/05/15	0.600%	6 month EURO	$(40,246)	$(50,610)
	CAD	5,200	(a)	06/25/15	6 month CDOR	1.800%	(46)	(850)
	EUR	8,830	(a)	06/29/15	0.850	6 month EURO	3,550	6,325
	NOK	10,710		06/30/15	3 month NIBOR	2.000	127	159
	JPY	2,539,040	(a)	06/30/15	6 month JYOR	0.300	7,195	(7,546)
		$25,100	(a)	12/18/15	0.500	3 month LIBOR	(45,205)	(59,281)
	GBP	4,240	(a)	06/27/16	1.650	6 month BP	5,070	9,491
		$58,900	(a)	12/19/16	0.500	3 month LIBOR	(516,464)	(532,197)
	CAD	90	(a)	12/18/18	1.750	6 month CDOR	(1,120)	(1,679)
	GBP	780	(a)	12/18/18	1.000	6 month BP	(49,646)	5,087
	AUD	1,920	(a)	12/18/18	6 month AUDOR	3.500	(15,397)	36,973
	EUR	1,940	(a)	12/18/18	1.000	6 month EURO	(589)	(49,265)
	NOK	2,900	(a)	12/18/18	6 month NIBOR	2.750	831	(251)
	SEK	7,540	(a)	12/18/18	3 month STIBOR	1.750	34,272	(1,765)
		$14,260	(a)	12/18/18	1.000	3 month LIBOR	(239,191)	(348,435)
	JPY	673,850	(a)	04/24/20	0.610	6 month JYOR	4,298	(89,618)
		$59,700	(a)	12/18/20	3 month LIBOR	1.500	1,938,041	1,555,072
	CHF	3,940	(a)	04/25/22	1.480	6 month CHFOR	(4,344)	(112,041)
	EUR	10	(a)	12/18/23	1.750	6 month EURO	(35)	(434)
	GBP	140	(a)	12/18/23	2.000	6 month BP	(5,013)	(8,881)
		$15,040	(a)	12/18/23	2.000	3 month LIBOR	(915,482)	(288,479)
	JPY	17,800	(a)	12/18/23	0.750	6 month JYOR	(5,852)	(353)
		$4,600	(a)	06/11/24	3 month LIBOR	2.733	37	143,551
	JPY	1,077,330	(a)	04/24/25	6 month JYOR	1.030	10,001	338,319
		1,828,000	(a)	05/09/25	6 month JYOR	1.650	23,488	196,009
		$3,300	(a)	03/24/26	3.090	3 month LIBOR	26	(181,628)
		2,200	(a)	03/31/26	3.070	3 month LIBOR	35	(125,668)
	JPY	1,121,000	(a)	05/10/27	1.880	6 month JYOR	(22,230)	(167,711)
		$2,300	(a)	12/18/28	3 month LIBOR	2.500	115,596	112,330
	JPY	553,730	(a)	04/24/30	1.480	6 month JYOR	(1,725)	(215,017)
	CHF	1,460	(a)	04/26/32	6 month CHFOR	1.840	9,519	81,850
		$16,500	(a)	12/18/43	3 month LIBOR	3.000	682,385	989,476

TOTAL							$971,886	$1,232,933

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$1,400	(1.000)%	06/20/14	0.144%	$(4,995)	$(7,273)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	3,000	(1.000)	06/20/14	0.144	(11,325)	(14,965)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	7,800	(1.000)	06/20/14	0.144	(30,569)	(37,784)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	2,675	(1.000)	06/20/14	0.144	(8,895)	(14,546)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	4,625	1.000	06/20/16	0.484	3,923	68,037
	Tranches of Commercial Mortgage-Backed Index AAA Series 3	500	0.080	12/13/49	1.351	(16,524)	(4,004)
	Tranches of Commercial Mortgage-Backed Index AAA Series 4	6,400	0.350	02/17/51	1.433	(204,517)	(51,091)
Citibank NA	Tranches of Commercial Mortgage-Backed Index AAA Series 4	6,200	0.350	02/17/51	1.433	(176,725)	(70,899)
Credit Suisse International (London)	Tranches of Commercial Mortgage-Backed Index AAA Series 4	3,200	0.350	02/17/51	1.433	(108,233)	(19,580)
Deutsche Bank Securities, Inc.	Tranches of Commercial Mortgage-Backed Index AAA Series 4	1,800	0.350	02/17/51	1.433	(60,719)	(11,176)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	5,425	1.000	06/20/16	0.484	4,398	80,007
	Tranches of Commercial Mortgage-Backed Index AAA Series 4	2,500	1.000	02/17/51	1.433	(78,770)	(20,987)

TOTAL						$(692,951)	$(104,261)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America Investment Grade Index 20	$85,950	(1.000)%	06/20/18	0.874%	$(606,715)	$68,086
CDX North America High Yield Index 20	3,400	(5.000)	06/20/18	4.299	(143,314)	37,159

TOTAL					$(750,029)	$105,245

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$434,922,353

Gross unrealized gain	14,689,323
Gross unrealized loss	(8,563,872)

Net unrealized security gain	$6,125,451

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – 30.1%
British Pound – 0.6%
United Kingdom Treasury
GBP	2,060,000	3.750%		07/22/52	$ 3,235,610

Canadian Dollar – 2.1%
British Columbia Province of Canada
CAD	800,000	3.250		12/18/21	775,689
Government of Canada
	1,700,000	4.000		06/01/41	1,955,073
Ontario Province of Canada
	1,800,000	4.400		06/02/19	1,878,695
	4,200,000	4.000		06/02/21	4,265,893
Quebec Province of Canada
	1,800,000	4.250		12/01/21	1,851,055

					10,726,405

Danish Krone – 0.6%
Kingdom of Denmark
DKK	16,000,000	4.000		11/15/15	3,039,925

Euro – 17.9%
Federal Republic of Germany
EUR	3,000,000	3.000		07/04/20	4,399,315
	7,230,000	1.500		09/04/22	9,325,286
	1,040,000	4.000		01/04/37	1,727,206
Government of Finland
	7,990,000	3.125		09/15/14	10,775,043
	390,000	4.375		07/04/19	598,141
Government of France
	1,400,000	3.750		04/25/17	2,016,203
	4,140,000	1.000		05/25/18	5,334,908
	1,650,000	2.250		10/25/22	2,145,194
	1,480,000	4.500		04/25/41	2,344,864
Kingdom of Belgium
	2,610,000	4.000		03/28/14	3,493,367
	4,515,000	3.500		06/28/17	6,407,636
	395,000	3.750		09/28/20	574,513
Kingdom of The Netherlands(a)
	2,900,000	4.000		07/15/16	4,163,699
	2,470,000	4.500		07/15/17	3,680,231
Republic of Austria(a)
	4,080,000	4.350		03/15/19	6,195,407
Republic of Italy
	1,550,000	4.500		07/15/15	2,106,783
	11,320,000	4.750		06/01/17	15,553,183
	2,560,000	3.500		11/01/17	3,357,947
	2,760,000	5.500		11/01/22	3,854,557
	490,000	5.000		08/01/39	640,946
Republic of Slovenia
	$1,440,000	5.500		10/26/22	1,309,710
	2,190,000	5.850	(a)	05/10/23	2,040,016

					92,044,155

Japanese Yen – 5.5%
Government of Japan
JPY	701,600,000	1.300		06/20/20	7,422,388
	306,000,000	1.000		09/20/20	3,169,325
	75,400,000	2.000		12/20/25	841,683
	430,000,000	2.100		12/20/26	4,836,117

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Japanese Yen – (continued)
Government of Japan – (continued)
JPY	485,000,000	2.500%	09/20/34	$ 5,567,206
	250,000,000	2.500	03/20/38	2,889,002
	100,000,000	2.200	09/20/39	1,094,708
	150,000,000	2.200	03/20/41	1,640,511
	70,000,000	2.000	09/20/41	734,187
	13,700,000	2.000	03/20/52	142,155

				28,337,282

Mexican Peso – 0.6%
United Mexican States
MXN	1,405,400	7.500	06/03/27	121,125
	2,284,800	10.000	11/20/36	235,339
	8,168,000	8.500	11/18/38	734,852
	23,712,600	7.750	11/13/42	1,976,531

				3,067,847

South African Rand – 0.2%
Republic of South Africa
ZAR	6,569,608	10.500	12/21/26	806,045

South Korean Won – 0.7%
Republic of Korea
KRW	3,819,000,000	5.000	06/10/20	3,693,514

Swedish Krona – 0.9%
Kingdom of Sweden
SEK	11,000,000	6.750	05/05/14	1,719,793
	20,000,000	4.500	08/12/15	3,189,335

				4,909,128

United States Dollar – 1.0%
Republic of Chile
	$1,540,000	3.625	10/30/42	1,262,800
Republic of Colombia
	210,000	2.625	03/15/23	184,800
Republic of Indonesia
	1,050,000	8.500	10/12/35	1,380,750
Republic of Korea
	660,000	7.125	04/16/19	802,652
Russian Federation
	100,000	5.000	04/29/20	107,250
State of Qatar
	1,189,000	5.150	04/09/14	1,225,265
United Mexican States
	470,000	5.750	10/12/2110	437,100

				5,400,617

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$155,260,528

Corporate Obligations – 25.4%
Automotive – 0.5%
Ford Motor Credit Co. LLC
	$2,300,000	3.984%	06/15/16	$ 2,397,017
	300,000	4.250	02/03/17	312,990

				2,710,007

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – 9.4%
Bank of America Corp.
	$1,550,000	5.750%		12/01/17	$ 1,717,035
	1,000,000	5.650		05/01/18	1,105,630
Bank of Scotland PLC
	1,200,000	5.250		02/21/17	1,345,440
	2,070,000	5.250	(a)	02/21/17	2,320,884
Barclays Bank PLC(b)
EUR	850,000	4.500		03/04/19	1,095,338
BNP Paribas SA(b)
	150,000	4.730		04/29/49	187,438
Citigroup, Inc.
	$205,000	4.450		01/10/17	218,632
	875,000	6.125		05/15/18	997,267
Credit Agricole SA(a)
	1,500,000	2.125		04/17/18	1,457,145
DnB Boligkreditt AS
	800,000	2.900		03/29/16	834,960
	2,700,000	2.900	(a)	03/29/16	2,817,990
	1,900,000	1.450	(a)	03/21/18	1,844,710
HSBC Holdings PLC
	1,150,000	6.800		06/01/38	1,318,643
ING Bank NV
	1,600,000	4.000	(a)	03/15/16	1,687,744
EUR	650,000	6.125	(b)	05/29/23	915,873
Intesa Sanpaolo SPA
	500,000	4.125		01/14/16	672,439
	$650,000	3.875		01/16/18	618,866
JPMorgan Chase & Co.
	1,400,000	4.250		10/15/20	1,454,998
Lloyds TSB Bank PLC(b)
EUR	1,150,000	11.875		12/16/21	1,811,245
Mizuho Corporate Bank Ltd.(a)
	$1,300,000	1.550		10/17/17	1,258,530
Morgan Stanley, Inc.
	1,650,000	4.000		07/24/15	1,718,364
	225,000	5.550		04/27/17	243,714
	850,000	6.250		08/28/17	946,117
	250,000	6.625		04/01/18	281,354
	400,000	2.125		04/25/18	382,693
Regions Financial Corp.
	750,000	2.000		05/15/18	707,576
Royal Bank of Scotland PLC
	1,100,000	2.550		09/18/15	1,121,620
EUR	550,000	5.375		09/30/19	804,751
	800,000	5.500		03/23/20	1,181,898
	300,000	10.500	(b)	03/16/22	445,164
Santander Holdings USA, Inc.
	$850,000	3.000		09/24/15	865,043
Sparebank 1 Boligkreditt AS
	4,900,000	2.625	(a)	05/27/16	5,077,232
	1,100,000	2.300		06/30/17	1,120,457
	3,300,000	2.300	(a)	06/30/17	3,361,370
	3,200,000	1.750	(a)	11/15/19	3,009,920
Standard Chartered PLC(a)
	400,000	5.500		11/18/14	421,080
Swedbank Hypotek AB(a)(b)
	1,320,000	0.726		03/28/14	1,324,012

					48,693,172

Chemicals – 0.4%
CF Industries, Inc.
	200,000	3.450		06/01/23	190,729
Ecolab, Inc.
	1,550,000	4.350		12/08/21	1,637,252

					1,827,981

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Communications – 1.0%
British Telecommunications PLC
GBP	244,000	6.625%		06/23/17	$ 434,604
News America, Inc.
	$1,100,000	6.400		12/15/35	1,228,088
Telecom Italia SpA
EUR	100,000	4.000		01/21/20	126,444
Verizon New Jersey, Inc.
	$15,000	8.000		06/01/22	18,658
Verizon Wireless Capital LLC
EUR	950,000	8.750		12/18/15	1,470,039
Vodafone Group PLC
	$1,950,000	2.875		03/16/16	2,018,542

					5,296,375

Consumer Noncyclical – 1.0%
Avon Products, Inc.
	600,000	4.600		03/15/20	606,160
	400,000	5.000		03/15/23	394,499
Imperial Tobacco Finance PLC
EUR	300,000	4.375		11/22/13	396,113
	$600,000	2.050	(a)	02/11/18	589,790
GBP	800,000	7.750		06/24/19	1,516,166
Mondelez International, Inc.
	$715,000	6.500		02/09/40	843,330
Walgreen Co.
	950,000	3.100		09/15/22	900,065

					5,246,123

Diversified Manufacturing – 0.2%
Precision Castparts Corp.
	900,000	2.500		01/15/23	839,302
Roper Industries, Inc.
	400,000	2.050		10/01/18	391,808

					1,231,110

Electric – 0.6%
Alliander NV(b)
EUR	350,000	4.875		11/11/49	477,769
DONG Energy A/S
	1,000,000	4.875		12/16/21	1,504,225
	366,000	6.250	(b)	06/26/13	481,582
MidAmerican Energy Holdings Co.
	$350,000	5.950		05/15/37	389,683

					2,853,259

Energy – 3.8%
BP Capital Markets PLC
GBP	1,500,000	4.325		12/10/18	2,509,384
EUR	600,000	2.994		02/18/19	829,556
	600,000	4.154		06/01/20	884,466
Buckeye Partners LP
	$550,000	4.150		07/01/23	534,563
CNOOC Finance 2013 Ltd.
	720,000	3.000		05/09/23	658,800
Dolphin Energy Ltd.
	647,283	5.888		06/15/19	707,157
	1,002,933	5.888	(a)	06/15/19	1,095,704
Energy Transfer Partners LP
	700,000	3.600		02/01/23	651,838
	400,000	5.150		02/01/43	362,828

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Gaz Capital SA for Gazprom
	$1,770,000	9.250%	04/23/19	$ 2,150,550
GPN Capital SA for Gazprom
	1,280,000	4.375	09/19/22	1,174,400
KazMunayGas National Co.(a)
	380,000	5.750	04/30/43	336,300
Marathon Oil Corp.
	50,000	2.800	11/01/22	46,546
Petrobras International Finance Co.
	140,000	5.750	01/20/20	144,949
	560,000	5.375	01/27/21	566,450
Petroleos Mexicanos
	920,000	5.500	01/21/21	979,800
Phillips 66
	250,000	4.300	04/01/22	258,259
Rosneft Oil Co. via Rosneft International Finance Ltd.(a)
	560,000	4.199	03/06/22	518,000
Schlumberger Investment SA(a)
	600,000	3.300	09/14/21	603,061
TNK-BP Finance SA
	168,000	7.500	07/18/16	186,480
	271,000	6.625	03/20/17	294,035
	190,000	7.875	03/13/18	216,125
	100,000	7.250	02/02/20	111,500
Transocean, Inc.
	450,000	6.375	12/15/21	506,058
	850,000	3.800	10/15/22	806,988
Transportadora de Gas Internacional SA
	340,000	5.700	03/20/22	349,875
Weatherford International Ltd.
	500,000	9.625	03/01/19	630,621
	1,118,000	5.125	09/15/20	1,172,370
	50,000	4.500	04/15/22	49,351

				19,336,014

Financial Companies – 0.8%
American Express Credit Corp.
GBP	1,200,000	5.375	10/01/14	1,916,740
	$700,000	2.800	09/19/16	727,022
GE Capital European Funding
EUR	1,200,000	2.875	06/18/19	1,630,041

				4,273,803

Food & Beverage – 1.6%
Anadolu Efes Biracilik ve Malt Sanayii AS(a)
	$1,245,000	3.375	11/01/22	1,080,038
ConAgra Foods, Inc.
	150,000	1.900	01/25/18	147,935
	1,200,000	3.200	01/25/23	1,144,446
Diageo Investment Corp.
	250,000	2.875	05/11/22	239,636
Pernod-Ricard SA(a)
	400,000	4.450	01/15/22	407,442
	2,800,000	4.250	07/15/22	2,833,888
	885,000	5.500	01/15/42	904,681
SABMiller Holdings, Inc.(a)
	1,250,000	3.750	01/15/22	1,272,108

				8,030,174

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Services – 0.6%
Express Scripts Holding Co.
	$2,350,000	3.500%	11/15/16	$ 2,488,481
	400,000	3.900	02/15/22	401,997

				2,890,478

Insurance – 1.2%
Allianz Finance II BV(b)
EUR	100,000	5.750	07/08/41	143,782
American General Capital II
	$100,000	8.500	07/01/30	126,000
American International Group, Inc.
	750,000	4.875	09/15/16	819,190
	1,450,000	4.875	06/01/22	1,546,453
Genworth Financial, Inc.
	150,000	7.700	06/15/20	171,827
	250,000	7.625	09/24/21	288,679
QBE Insurance Group Ltd.(a)
	400,000	2.400	05/01/18	392,137
Standard Life PLC(b)
EUR	2,200,000	5.314	01/06/49	2,849,310

				6,337,378

Metals & Mining – 1.0%
Anglo American Capital PLC(a)
	$2,600,000	9.375	04/08/14	2,756,078
Rio Tinto Finance USA Ltd.
	752,000	9.000	05/01/19	975,916
Xstrata Finance Canada Ltd.(a)
	1,450,000	4.250	10/25/22	1,316,413

				5,048,407

Noncaptive - Financial – 0.9%
General Electric Capital Corp.
	350,000	5.550	05/04/20	394,867
	1,900,000	3.150	09/07/22	1,797,728
	2,600,000	3.100	01/09/23	2,449,533

				4,642,128

Pharmaceuticals – 0.3%
AbbVie, Inc.(a)
	1,500,000	1.750	11/06/17	1,467,962
Actavis, Inc.
	250,000	3.250	10/01/22	230,472

				1,698,434

Real Estate Investment Trusts – 1.3%
HCP, Inc.
	1,700,000	5.375	02/01/21	1,843,932
Simon Property Group LP
	2,200,000	5.650	02/01/20	2,502,635
Ventas Realty LP/Ventas Capital Corp.
	200,000	3.250	08/15/22	184,556
WEA Finance LLC(a)
	1,600,000	4.625	05/10/21	1,687,910
WEA Finance LLC/WT Finance Australia Property Ltd.(a)
	250,000	3.375	10/03/22	235,632

				6,454,665

Retailers – 0.1%
Wal-Mart Stores, Inc.
	550,000	5.000	10/25/40	580,349

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Technology – 0.2%
Apple, Inc.
	$900,000	3.850%	05/04/43	$ 792,166
Hewlett-Packard Co.
	250,000	2.600	09/15/17	249,812

				1,041,978

Transportation – 0.5%
Burlington Northern Santa Fe LLC
	450,000	3.000	03/15/23	427,287
Transnet Ltd.
	1,940,000	4.500	02/10/16	1,988,500

				2,415,787

TOTAL CORPORATE OBLIGATIONS				$130,607,622

Foreign Debt Obligation – 2.0%
European Financial Stability Facility
EUR	7,700,000	2.000%	05/15/17	$ 10,385,883

Asset-Backed Securities – 3.3%
Home Equity – 0.5%
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
	$2,900,000	1.643%	10/25/37	$ 2,605,000
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	97,876	7.000	09/25/37	94,133
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	142,549	7.000	09/25/37	133,498

				2,832,631

Student Loans(b) – 2.8%
Access Group, Inc. Series 2004-2, Class A2
	3,016,266	0.426	01/25/16	2,950,256
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
	150,688	0.383	09/25/23	150,486
Educational Services of America, Inc. Series 2010-1, Class A1(a)
	2,117,734	1.126	07/25/23	2,133,597
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
	996,032	1.223	02/25/42	1,003,659
Nelnet Student Loan Trust Series 2010-3A, Class A(a)
	1,073,284	1.056	07/27/48	1,080,811
Nelnet Student Loan Trust Series 2011-1A, Class A(a)
	618,798	1.043	02/25/43	624,720
SLC Student Loan Center Series 2011-1, Class A(a)
	1,361,632	1.413	10/25/27	1,396,930
SLC Student Loan Trust Series 2006-1, Class A4
	2,242,007	0.353	12/15/21	2,230,050
US Education Loan Trust LLC Series 2006-1, Class A2(a)
	436,829	0.405	03/01/25	434,141
Wachovia Student Loan Trust Series 2006-1, Class A4(a)
	2,305,348	0.356	04/25/23	2,300,122

				14,304,772

TOTAL ASSET-BACKED SECURITIES				$ 17,137,403

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 13.2%
Adjustable Rate Non-Agency(b) – 0.6%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
	$1,922	0.933%	10/25/34	$ 1,905
Countrywide Alternative Loan Trust Series 2005-38, Class A1
	221,296	1.668	09/25/35	180,254
Countrywide Alternative Loan Trust Series 2005-82, Class A1
	3,019,136	0.463	02/25/36	2,160,798
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	1,040,685	0.402	03/20/46	707,168

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 3,050,125

Collateralized Mortgage Obligations – 2.8%
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1(b)
	259,041	2.873	04/20/35	256,160
FHLMC Multifamily Structured Pass-Through Certificates Series K028, Class A2
	6,200,000	3.111	02/25/23	6,120,429
FNMA REMIC Series 2010-126, Class LS(b)
	2,714,913	4.806	11/25/40	331,879
FNMA STRIPS Series 2012-410, Class C2
	845,348	4.000	04/25/42	158,701
Granite Mortgages PLC Series 2003-2, Class 1B(b)
	320,008	1.256	07/20/43	310,197
Granite Mortgages PLC Series 2004-2, Class 3A(b)
GBP	312,002	0.829	06/20/44	463,233
Granite Mortgages PLC Series 2004-3, Class 3A1(b)
	294,199	0.869	09/20/44	438,821
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A(b)
	$1,078,605	2.722	08/19/36	709,306
NCUA Guaranteed Notes Series 2010-C1, Class APT
	3,440,693	2.650	10/29/20	3,555,210
NCUA Guaranteed Notes Series 2010-R1, Class 2A
	84,665	1.840	10/07/20	85,658
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1(b)
	1,387,769	1.168	01/25/46	926,644
Sequoia Mortgage Trust Series 2004-10, Class A3A(b)
	295,728	0.763	11/20/34	281,330
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1(b)
	719,912	2.632	11/25/34	697,403

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 14,334,971

Commercial Mortgage-Backed Securities – 0.6%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM(b)
	600,000	5.632	04/10/49	660,041
FNMA ACES Series 2012-M13, Class A2
	1,500,000	2.377	05/25/22	1,397,123
FNMA ACES Series 2012-M8, Class A2
	300,000	2.349	05/25/22	279,840
FNMA ACES Series 2012-M8, Class ASQ2
	200,000	1.520	12/25/19	199,191
FNMA ACES Series 2012-M8, Class ASQ3
	300,000	1.801	12/25/19	295,365
Morgan Stanley Capital I, Inc. Series 2007-HQ11, Class AM(b)
	150,000	5.478	02/12/44	162,642

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – (continued)
Morgan Stanley Capital I, Inc. Series 2007-HQ13, Class AM(b)
$250,000	5.931%	12/15/44	$ 240,242

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 3,234,444

Federal Agencies – 9.2%
FHLMC – 0.7%
1,018	5.000	09/01/16	1,074
9,905	5.000	11/01/16	10,462
1,419	5.000	12/01/16	1,498
34,268	5.000	01/01/17	36,197
53,297	5.000	02/01/17	56,300
43,435	5.000	03/01/17	45,884
74,162	5.000	04/01/17	78,343
3,329	5.000	05/01/17	3,517
1,324	5.000	06/01/17	1,399
1,849	5.000	08/01/17	1,953
219,606	5.000	09/01/17	231,983
252,447	5.000	10/01/17	266,678
141,425	5.000	11/01/17	149,396
158,338	5.000	12/01/17	167,263
187,420	5.000	01/01/18	197,989
432,008	5.000	02/01/18	456,209
421,513	5.000	03/01/18	445,378
367,867	5.000	04/01/18	388,756
272,360	5.000	05/01/18	287,835
66,711	5.000	06/01/18	70,516
69,497	5.000	07/01/18	73,607
36,073	5.000	08/01/18	38,138
26,612	5.000	09/01/18	28,119
82,192	5.000	10/01/18	86,875
102,248	5.000	11/01/18	108,118
66,747	5.000	12/01/18	70,527
48,336	5.000	01/01/19	51,087
5,518	5.000	02/01/19	5,845
12,056	5.000	03/01/19	12,769
25,330	5.000	02/01/37	27,199
47,426	4.500	09/01/39	50,588
93,859	5.000	01/01/40	101,635

			3,553,137

FNMA – 8.2%
2,254	5.000	04/01/18	2,400
33,732	5.000	05/01/18	35,918
4,169	5.000	06/01/18	4,439
4,088	5.000	11/01/18	4,356
3,881	5.000	03/01/19	4,140
5,068	5.000	04/01/19	5,422
4,000,000	4.506	06/01/19	4,384,814
1,640,012	3.416	10/01/20	1,725,530
1,255,507	3.632	12/01/20	1,328,611
775,803	3.762	12/01/20	830,598
2,080,456	4.375	06/01/21	2,290,606
400,000	3.830	07/01/21	425,572
347,288	5.000	05/01/26	377,388
274,425	6.000	09/01/27	300,661
7,051	5.000	08/01/33	7,614
7,295	5.500	02/01/34	7,960
7,687	5.500	05/01/34	8,377
4,964	5.500	10/01/34	5,399
37,318	5.500	12/01/34	40,589
8,427	5.500	04/01/35	9,147
8,333	5.500	07/01/35	9,045

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
	$69,538	4.500%	05/01/39	$ 74,207
	39,666	4.500	06/01/39	42,329
	47,966	4.500	08/01/39	51,187
	816,148	5.000	12/01/39	879,758
	19,311	4.000	10/01/40	20,120
	20,587	4.000	11/01/40	21,449
	196,707	6.000	05/01/41	213,896
	124,528	4.500	07/01/41	131,995
	177,911	4.500	08/01/41	188,579
	163,117	4.000	10/01/41	169,983
	46,234	4.500	10/01/41	49,006
	1,000,000	2.500	03/01/43	930,828
	999,999	2.500	05/01/43	930,827
	3,000,000	3.000	TBA-30yr(c)	2,933,438
	20,000,000	3.500	TBA-30yr(c)	20,312,500
	2,000,000	4.500	TBA-30yr(c)	2,117,344
	1,000,000	5.500	TBA-30yr(c)	1,084,570

				41,960,602

GNMA – 0.3%
	734,980	3.950	07/15/25	769,134
	201,206	2.500	01/15/43	187,991
	791,989	2.500	02/15/43	740,304

				1,697,429

TOTAL FEDERAL AGENCIES				$ 47,211,168

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 67,830,708

Agency Debenture – 0.1%
FHLMC
	$800,000	2.375%	01/13/22	$ 776,928

Government Guarantee Obligations(d) – 3.1%
Achmea Hypotheekbank NV(a)
	$387,000	3.200%	11/03/14	$ 401,706
Kreditanstalt fuer Wiederaufbau
EUR	5,676,000	3.125	06/15/18	8,118,852
	3,100,000	4.375	07/04/18	4,673,145
AUD	3,000,000	6.000	08/20/20	2,985,678

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 16,179,381

U.S. Treasury Obligations – 7.2%
United States Treasury Bonds
	$1,200,000	3.125%	02/15/43	$ 1,119,264
	1,400,000	2.750	11/15/42	1,206,226
	3,000,000	3.125	02/15/42	2,807,040
	2,200,000	3.000	05/15/42	2,003,826
United States Treasury Inflation Protected Securities
	1,987,791	1.125	01/15/21	2,129,421
United States Treasury Notes
	1,680,000	1.375	05/31/20	1,620,931
	4,700,000	1.750	05/15/23	4,400,751
	2,500,000	0.625	04/30/18	2,415,350
	1,600,000	1.000	05/31/18	1,572,064
	3,100,000	1.875	06/30/20	3,088,003
	1,200,000	0.375	01/15/16	1,195,680
	5,000,000	1.375	06/30/18	4,996,500
	5,000,000	0.875	01/31/18	4,909,800
	3,800,000	2.000	02/15/23	3,655,106

TOTAL U.S. TREASURY OBLIGATIONS				$ 37,119,962

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 1.7%
Interest Rate Swaptions
Barclays Bank PLC Call - OTC - 10 year Interest Rate Swap Strike Price 3.710%
$16,000,000	3.710%	03/08/16	$ 890,264
Citibank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.010%
21,100,000	3.010	05/29/15	614,004
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.010%
21,100,000	3.010	05/29/15	1,454,020
Citibank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.017%
12,600,000	3.017	05/29/15	369,758
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.017%
12,600,000	3.017	05/29/15	863,736
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.958%
23,400,000	2.958	06/10/14	688,620
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.958%
23,400,000	2.958	06/10/14	951,297
Royal Bank of Canada Call - OTC - 2 year Interest Rate Swap Strike Price 1.916%
68,000,000	1.916	10/23/15	917,531
Royal Bank of Canada Call - OTC - 10 year Interest Rate Swap Strike Price 3.623%
31,000,000	3.623	02/22/16	1,807,675

TOTAL OPTIONS PURCHASED			$ 8,556,905

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Obligation – 6.6%
Time Deposit – 6.6%
Rabobank Nederland
$33,851,636	0.080%	07/01/13	$ 33,851,636

TOTAL INVESTMENTS – 92.7%			$477,706,956

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.3%			37,466,988

NET ASSETS – 100.0%			$515,173,944

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $69,134,141, which represents approximately 13.4% of net assets as of June 30, 2013.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $26,447,852 which represents approximately 5.1% of net assets as of June 30, 2013.

(d)	Guaranteed by a foreign government until maturity.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of
Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/CZK	09/18/13	$413,373	$697
	HUF/EUR	09/18/13	411,466	2,954
	PLN/EUR	09/18/13	412,768	3,604
	USD/CLP	07/12/13	210,807	193
	USD/EUR	09/18/13	1,640,655	42,062
	USD/MYR	07/12/13	1,001,384	9,616
	USD/PLN	09/18/13	413,065	5,935
Barclays Bank PLC	CNY/USD	08/22/13	2,693,441	41,441
	EUR/GBP	09/18/13	406,867	3,297
	EUR/USD	09/18/13	829,442	953
	MYR/USD	07/12/13	579,857	1,857
	USD/AUD	07/11/13	3,071,804	97,399
	USD/AUD	09/18/13	386,109	14,550
	USD/GBP	09/18/13	816,321	23,643
	USD/PHP	07/11/13	417,616	3,384
	USD/TRY	09/18/13	2,086,518	44,280
	ZAR/USD	09/18/13	416,296	4,296
BNP Paribas SA	EUR/GBP	09/18/13	1,632,593	4,156
	SEK/EUR	09/18/13	412,768	393
	USD/CHF	09/18/13	4,520,967	46,631
	USD/JPY	09/18/13	815,970	9,030
	ZAR/USD	09/18/13	196,565	9,388
Citibank NA	BRL/USD	07/10/13	421,454	5,287
	CNY/USD	07/12/13	1,876,333	27,296
	PHP/USD	07/26/13	831,212	7,212
	RUB/USD	07/17/13	1,151,338	1,925
	RUB/USD	07/19/13	416,517	517
	USD/AUD	09/18/13	2,553,564	96,151
	USD/EUR	09/18/13	1,645,864	32,264
	USD/JPY	09/18/13	1,636,265	42,735
	USD/KRW	07/12/13	833,758	9,242
	USD/MYR	07/12/13	1,430,291	2,709
	USD/RUB	07/11/13	832,901	10,099
	USD/RUB	07/19/13	412,385	8,615
Credit Suisse International (London)	CHF/EUR	09/18/13	826,838	1,270
	CLP/USD	07/19/13	418,631	4,631
	KRW/USD	08/01/13	830,012	5,012
	USD/CLP	07/19/13	615,817	15,183
	USD/CLP	08/02/13	413,694	306
	USD/RUB	07/22/13	418,477	523
	USD/SEK	07/12/13	5,610,170	15,045
Deutsche Bank AG (London)	CNY/USD	08/22/13	3,152,492	47,682
	EUR/JPY	09/18/13	809,598	8,125
	EUR/USD	09/18/13	411,466	288
	HUF/EUR	09/18/13	1,230,491	13,505
	JPY/USD	09/18/13	829,302	1,302
	PHP/USD	07/23/13	26,937	443
	USD/AUD	09/18/13	1,629,789	34,460
	USD/HUF	09/18/13	2,844,616	13,322
	USD/JPY	07/09/13	446,589	1,507
	USD/JPY	09/18/13	406,041	4,959
	USD/KRW	07/05/13	412,024	7,516
	USD/KRW	07/17/13	3,947,534	37,493
	USD/MXN	07/26/13	658,830	5,675
	USD/RUB	07/17/13	1,263,880	43,108
	ZAR/USD	09/18/13	425,279	6,279

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

HSBC Bank PLC	CNY/USD	07/08/13	$3,397,651	$61,651
	CNY/USD	07/12/13	2,180,749	31,385
	EUR/SEK	09/18/13	2,900,784	37,324
	HUF/EUR	09/18/13	419,279	4,681
	SGD/USD	09/18/13	413,646	1,646
	USD/AUD	09/18/13	809,212	10,923
	USD/CNY	08/22/13	1,673,839	2,161
	USD/GBP	09/18/13	813,281	23,906
JPMorgan Securities, Inc.	EUR/NOK	09/18/13	410,481	2,287
	USD/EUR	09/18/13	2,480,515	42,515
	USD/GBP	08/08/13	10,864,827	187,516
	USD/JPY	09/18/13	818,683	6,317
	USD/MXN	09/18/13	418,407	2,593
Morgan Stanley Capital Services, Inc.	SEK/EUR	09/18/13	411,466	7,031
	TRY/USD	09/18/13	828,642	4,642
	USD/AUD	09/18/13	405,985	7,132
	USD/BRL	07/08/13	797,902	36,987
	USD/BRL	08/02/13	411,997	2,003
	USD/EUR	09/18/13	817,723	22,924
	USD/JPY	09/18/13	1,640,634	17,366
	USD/MXN	09/18/13	830,244	11,756
Royal Bank of Canada	CAD/USD	09/18/13	829,385	1,385
	USD/BRL	07/10/13	805,600	47,400
	USD/BRL	07/18/13	411,781	9,219
	USD/CAD	09/18/13	4,933,103	79,397
	USD/KRW	07/05/13	522,852	13,178
	USD/MXN	07/26/13	1,668,353	28,892
Royal Bank of Scotland PLC	CNY/USD	08/22/13	916,279	11,430
	EUR/SEK	09/18/13	815,918	3,108
	EUR/USD	09/18/13	828,140	1,149
	USD/GBP	09/18/13	819,362	20,548
	USD/NZD	09/18/13	831,431	1,794
	USD/TRY	09/18/13	415,882	5,118
Standard Chartered Bank	USD/AUD	09/18/13	2,437,638	60,460
State Street Bank	EUR/CZK	09/18/13	1,589,752	15,802
	EUR/USD	09/18/13	415,372	430
	JPY/USD	07/09/13	11,294,692	239,049
	MXN/USD	09/18/13	840,379	17,379
	NOK/EUR	09/18/13	408,862	6,407
	SGD/USD	09/18/13	417,318	3,318
	USD/EUR	08/07/13	346,536	1,234
	USD/JPY	09/18/13	1,652,345	18,655
	USD/MXN	09/18/13	826,150	15,850
	USD/PLN	09/18/13	3,354,198	71,193
UBS AG (London)	CHF/USD	09/18/13	413,307	307
	SEK/EUR	09/18/13	408,862	4,547
	USD/BRL	07/12/13	406,112	14,888
	USD/BRL	07/18/13	1,223,990	39,010
	USD/CAD	07/23/13	11,099,181	382,212
	USD/INR	07/12/13	410,028	10,972
	USD/JPY	09/18/13	404,478	15,522
	USD/MXN	07/26/13	440,973	5,060
	USD/RUB	07/08/13	1,663,430	26,570
Westpac Banking Corp.	NZD/USD	09/18/13	826,808	1,081
	USD/AUD	09/18/13	6,359,334	210,368
	USD/JPY	09/18/13	2,458,821	109,667
	USD/KRW	07/05/13	312,629	6,371
	USD/MXN	07/26/13	408,898	5,001
	USD/SGD	09/18/13	3,407,940	52,159

TOTAL				$2,962,321

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	EUR/HUF	09/18/13	$421,345	$(7,275)
	ILS/USD	09/18/13	327,852	(2,148)
	USD/PLN	09/18/13	825,186	(2,186)
Barclays Bank PLC	EUR/USD	09/18/13	615,897	(18,770)
	HUF/EUR	09/18/13	412,768	(860)
	MYR/USD	07/08/13	996,027	(20,973)
	PHP/USD	07/23/13	399,147	(7,395)
	PLN/EUR	09/18/13	820,328	(13,698)
	PLN/USD	09/18/13	483,062	(5,938)
	USD/CLP	07/24/13	423,381	(4,381)
	USD/CNY	07/08/13	1,720,440	(8,440)
	USD/CNY	08/22/13	3,857,606	(58,606)
	USD/ZAR	09/18/13	421,790	(10,790)
BNP Paribas SA	EUR/CZK	09/18/13	413,434	(666)
	EUR/USD	09/18/13	2,160,641	(29,698)
	MYR/USD	07/12/13	1,223,967	(21,100)
Citibank NA	EUR/USD	09/18/13	2,135,456	(25,080)
	ILS/USD	09/18/13	427,178	(4,157)
	JPY/EUR	09/18/13	1,647,166	(9,350)
	JPY/USD	09/18/13	1,608,007	(70,993)
	KRW/USD	07/15/13	414,730	(4,270)
	PHP/USD	07/11/13	936,500	(4,840)
	RUB/USD	07/08/13	1,656,596	(33,404)
	SEK/EUR	09/18/13	415,372	(1,684)
	USD/ILS	09/18/13	335,336	(136)
	USD/PHP	07/11/13	422,104	(1,104)
	USD/PHP	07/23/13	426,084	(6,084)
	USD/RUB	07/25/13	415,567	(1,567)
Credit Suisse International (London)	CHF/USD	09/18/13	825,704	(13,296)
	EUR/CHF	09/18/13	410,921	(757)
	EUR/USD	09/18/13	414,070	(478)
	RUB/USD	07/25/13	1,232,902	(4,098)
	USD/CLP	08/02/13	414,083	(83)
Deutsche Bank AG (London)	AUD/USD	09/18/13	2,022,121	(57,338)
	BRL/USD	07/10/13	368,562	(27,327)
	CAD/USD	09/18/13	413,661	(339)
	EUR/USD	09/18/13	1,231,794	(25,534)
	JPY/USD	09/18/13	1,236,991	(25,009)
	KRW/USD	07/05/13	1,675,351	(18,649)
	MXN/USD	09/18/13	4,191,027	(76,239)
	MYR/USD	07/12/13	222,883	(3,117)
	PLN/EUR	09/18/13	2,061,236	(29,035)
	USD/CNH	09/18/13	841,569	(569)
	USD/MXN	09/18/13	1,667,108	(18,887)
	USD/PHP	07/11/13	96,780	(1,422)
	USD/PLN	09/18/13	414,233	(233)
HSBC Bank PLC	BRL/USD	07/18/13	1,604,359	(75,641)
	GBP/EUR	09/18/13	1,660,187	(12,044)
	SEK/EUR	09/18/13	116,532	(427)
	USD/CNH	09/18/13	841,509	(2,509)
	USD/CNY	07/08/13	2,279,239	(17,239)
	USD/CNY	07/12/13	4,384,679	(39,679)
JPMorgan Securities, Inc.	EUR/CHF	09/18/13	414,977	(907)
	EUR/SEK	09/18/13	416,889	(4,121)
	EUR/USD	09/18/13	2,476,608	(45,109)
	INR/USD	07/12/13	414,755	(6,245)
	JPY/USD	09/18/13	2,891,014	(32,986)
	MXN/USD	09/18/13	826,341	(12,659)
	RUB/USD	07/17/13	112,542	(379)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

JPMorgan Securities, Inc. (continued)	SEK/EUR	09/18/13	$1,373,363	$(7,762)
	SGD/USD	09/18/13	1,656,940	(25,060)
	USD/JPY	07/09/13	40,575,447	(1,422,556)
	USD/MXN	07/26/13	152,222	(5,284)
	USD/ZAR	09/18/13	192,909	(5,732)
Morgan Stanley Capital Services, Inc.	TRY/USD	09/18/13	444,135	(13,494)
	USD/ILS	09/18/13	419,693	(193)
Royal Bank of Canada	BRL/USD	07/12/13	402,722	(16,278)
	CAD/USD	09/18/13	1,641,065	(27,935)
	EUR/USD	09/18/13	820,328	(21,925)
Royal Bank of Scotland PLC	AUD/USD	09/18/13	400,969	(14,215)
	GBP/EUR	09/18/13	829,737	(4,557)
	NZD/USD	09/18/13	403,772	(4,974)
	TRY/USD	09/18/13	2,054,227	(42,773)
	USD/TRY	09/18/13	1,254,049	(10,049)
Standard Chartered Bank	NGN/USD	08/12/13	457,500	(5,042)
	USD/NGN	08/12/13	457,500	(4,189)
State Street Bank	EUR/PLN	09/18/13	414,459	(389)
	EUR/USD	09/18/13	412,768	(3,418)
	GBP/USD	09/18/13	1,894,664	(38,841)
	JPY/EUR	09/18/13	825,536	(8,089)
	JPY/USD	09/18/13	825,752	(13,248)
	USD/EUR	08/07/13	134,523,347	(102,173)
	USD/MXN	09/18/13	2,115,838	(17,521)
UBS AG (London)	BRL/USD	07/08/13	797,902	(48,098)
	CHF/USD	09/18/13	3,809,040	(103,960)
	EUR/CHF	09/18/13	834,619	(3,874)
	GBP/CHF	09/18/13	829,799	(4,357)
	RUB/USD	07/15/13	825,814	(12,186)
	RUB/USD	07/22/13	415,563	(437)
	SEK/EUR	09/18/13	596,365	(4,136)
	USD/BRL	07/24/13	427,438	(8,438)
	USD/RUB	08/01/13	414,834	(834)
	USD/ZAR	09/18/13	428,935	(592)
Westpac Banking Corp.	AUD/EUR	09/18/13	2,054,725	(28,609)
	AUD/USD	09/18/13	9,313,212	(279,258)
	NZD/USD	09/18/13	812,938	(8,606)
	SGD/USD	09/18/13	418,148	(2,852)
	USD/DKK	07/25/13	3,304,826	(33,921)
	USD/NZD	09/18/13	830,661	(2,437)

TOTAL				$(3,286,240)

FORWARD SALES CONTRACTS — At June 30, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(c)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable $1,068,125)	4.500%	TBA-30yr	08/12/13	$(1,000,000)	$(1,056,641)

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 10 Year Government Bonds	11	September 2013	$1,191,009	$(28,060)
Japan 10 Year Government Bonds	(1)	September 2013	(1,438,798)	(4,743)
U.K. Life Long Gilt	40	September 2013	6,807,770	(232,611)
Ultra Long U.S. Treasury Bonds	57	September 2013	8,396,813	(315,467)
2 Year German Euro-Schatz	98	September 2013	14,077,066	(6,166)
5 Year German Euro-Bobl	(27)	September 2013	(4,400,096)	31,231
10 Year German Euro-Bund	86	September 2013	15,842,011	(236,244)
2 Year U.S. Treasury Notes	22	September 2013	4,840,000	(3,474)
5 Year U.S. Treasury Notes	(571)	September 2013	(69,117,766)	653,097
10 Year U.S. Treasury Notes	(278)	September 2013	(35,184,375)	415,963
20 Year U.S. Treasury Bonds	211	September 2013	28,663,031	(157,801)

TOTAL				$115,725

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC		$30	(a)	12/20/22	3.000%	3 month LIBOR	$(48)	$(1,094)
	CAD	3,150	(a)	12/20/22	3.000	6 month CDOR	(70,145)	(8,434)
	JPY	1,545,980	(a)	12/20/22	1.250	6 month JYOR	76,023	(227,191)
	CAD	6,100	(a)	09/15/25	3.040	6 month CDOR	—	(238,082)
		300		06/27/33	6 month CDOR	3.475%	—	(3,027)
		3,500	(a)	09/14/35	6 month CDOR	3.108	—	264,601
Barclays Bank PLC	NOK	19,120		06/19/18	6 month NIBOR	2.500	2,560	11,769
	GBP	2,240	(a)	12/20/22	6 month BP	3.000	(16,490)	99,063
	EUR	8,260	(a)	12/20/22	6 month EURO	3.000	(281,658)	160,384
	CHF	12,710	(a)	12/20/22	1.750	6 month CHFOR	(153,774)	(142,998)
		8,980	(a)	12/20/22	6 month CHFOR	1.750	20,730	188,948
	AUD	3,890	(a)	12/20/22	4.500	6 month AUDOR	(93,737)	9,688
		3,730	(a)	12/20/22	6 month AUDOR	4.500	20,180	60,413
		$6,290	(a)	12/20/22	3 month LIBOR	3.000	61,395	177,881
		13,680	(a)	12/20/22	3.000	3 month LIBOR	(113,296)	(407,100)
	GBP	2,120	(a)	12/20/22	3.000	6 month BP	(13,368)	(64,782)
	EUR	4,440	(a)	12/20/22	3.000	6 month EURO	162,610	(97,422)
	NOK	28,750	(a)	12/20/22	6 month NIBOR	4.000	(21,772)	10,933
	SEK	39,890	(a)	12/20/22	2.750	3 month STIBOR	(38,471)	(101,947)
		93,750	(a)	12/20/22	3 month STIBOR	2.750	77,537	252,473
	NOK	20,800	(a)	12/20/22	4.000	6 month NIBOR	4,478	3,364
	JPY	4,967,240	(a)	12/20/22	1.250	6 month JYOR	11,999	(497,700)
		1,612,250	(a)	12/20/22	6 month JYOR	1.250	(101,155)	258,802
		$6,080	(a)	03/10/26	3.210	3 month LIBOR	—	(267,481)
BNP Paribas SA	NOK	18,280	(a)	12/20/22	6 month NIBOR	4.000	(25,330)	18,438
Citibank NA	NZD	2,400	(a)	12/18/18	3 month NZDOR	3.500	41,742	7,334
	CHF	200	(a)	12/20/22	1.750	6 month CHFOR	1,510	(6,179)
	EUR	790	(a)	12/20/22	3.000	6 month EURO	26,059	(14,460)
		$19,890	(a)	12/20/22	3 month LIBOR	3.000	79,099	677,529
	AUD	7,510	(a)	12/20/22	6 month AUDOR	4.500	85,438	76,826
	GBP	3,910	(a)	12/20/22	6 month BP	3.000	(55,570)	199,704
		5,350	(a)	12/20/22	3.000	6 month BP	5,196	(202,413)
	AUD	8,360	(a)	12/20/22	4.500	6 month AUDOR	(177,770)	(2,859)
	EUR	6,090	(a)	12/20/22	6 month EURO	3.000	(180,010)	90,595
		$4,490	(a)	12/20/22	3.000	3 month LIBOR	22,225	(193,027)
	NOK	9,310	(a)	12/20/22	6 month NIBOR	4.000	(10,526)	7,016
	SEK	30,360	(a)	12/20/22	2.750	3 month STIBOR	(41,248)	(65,623)
	JPY	412,160	(a)	12/20/22	1.250	6 month JYOR	(9,063)	(31,237)
		474,460	(a)	12/20/22	6 month JYOR	1.250	(17,946)	64,339
	NZD	270	(a)	12/18/23	3 month NZDOR	4.000	6,226	4,436
Credit Suisse International (London)		6,350	(a)	12/18/18	3 month NZDOR	3.500	80,040	50,619
	GBP	7,440	(a)	12/20/22	3.000	6 month BP	62,554	(336,814)
	NZD	870	(a)	12/20/22	3 month NZDOR	4.500	(1,619)	18,557
		$9,250	(a)	12/20/22	3 month LIBOR	3.000	8,996	342,880
	CHF	22,140	(a)	12/20/22	6 month CHFOR	1.750	15,225	501,731
		23,260	(a)	12/20/22	1.750	6 month CHFOR	(98,870)	(444,234)
	AUD	5,890	(a)	12/20/22	6 month AUDOR	4.500	(23,703)	150,963
		2,110	(a)	12/20/22	4.500	6 month AUDOR	(67,601)	22,011
	EUR	13,790	(a)	12/20/22	6 month EURO	3.000	(488,053)	285,589

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Credit Suisse International (London) (continued)	EUR	19,370	(a)	12/20/22	3.000%	6 month EURO	$694,720	$(410,328)
	GBP	6,690	(a)	12/20/22	6 month BP	3.000%	16,548	230,064
		$17,230	(a)	12/20/22	3.000	3 month LIBOR	(6,585)	(648,854)
	SEK	21,210	(a)	12/20/22	3 month STIBOR	2.750	80,545	(5,883)
	JPY	92,100	(a)	12/20/22	1.250	6 month JYOR	10,133	(19,139)
		4,975,250	(a)	12/20/22	6 month JYOR	1.250	448,609	37,875
	NZD	200	(a)	12/18/23	3 month NZDOR	4.000	4,520	3,377
Deutsche Bank Securities, Inc.	CHF	6,890	(a)	12/20/22	1.750	6 month CHFOR	(25,558)	(135,319)
		2,990	(a)	12/20/22	6 month CHFOR	1.750	22,743	47,071
	CAD	4,780	(a)	12/20/22	3.000	6 month CDOR	(53,741)	(65,500)
	AUD	5,930	(a)	12/20/22	6 month AUDOR	4.500	6,396	121,730
	GBP	2,830	(a)	12/20/22	6 month BP	3.000	(41,207)	145,529
	EUR	3,540	(a)	12/20/22	3.000	6 month EURO	110,284	(58,310)
	NOK	61,210	(a)	12/20/22	6 month NIBOR	4.000	(110,528)	87,449
	JPY	2,532,620	(a)	12/20/22	1.250	6 month JYOR	119,308	(366,951)
		1,898,560	(a)	12/20/22	6 month JYOR	1.250	(136,966)	322,609
	NZD	7,890	(a)	12/18/23	3 month NZDOR	4.000	146,068	165,482
JPMorgan Securities, Inc.	NOK	4,380		06/19/18	6 month NIBOR	2.500	2,056	1,226
	GBP	760	(a)	12/20/22	3.000	6 month BP	(1,441)	(26,575)
	AUD	1,290	(a)	12/20/22	6 month AUDOR	4.500	27,888	(16)
		2,160	(a)	12/20/22	4.500	6 month AUDOR	(28,435)	(18,235)
	NOK	3,100	(a)	12/20/22	4.000	6 month NIBOR	(3,756)	4,925
	JPY	978,320	(a)	12/20/22	1.250	6 month JYOR	47,191	(142,852)
		462,000	(a)	12/20/22	6 month JYOR	1.250	(12,753)	57,927
	NZD	260	(a)	12/18/23	3 month NZDOR	4.000	5,678	4,589
Morgan Stanley Capital Services, Inc.	NOK	12,550	(a)	06/19/18	6 month NIBOR	2.500	5,158	4,248
	NZD	4,260	(a)	12/20/22	3 month NZDOR	4.500	(10,210)	93,148
		5,130	(a)	12/20/22	4.500	3 month NZDOR	(57,599)	(42,276)
	NOK	19,070	(a)	12/20/22	6 month NIBOR	4.000	(6,615)	(576)
	JPY	2,923,130	(a)	12/20/22	6 month JYOR	1.250	(58,812)	344,639
		1,817,230	(a)	12/20/22	1.250	6 month JYOR	(105,859)	(71,832)
Royal Bank of Canada		$30,710	(a)	10/27/17	1.416	3 month LIBOR	—	(452,871)
	CAD	9,240	(a)	12/20/22	3.000	6 month CDOR	(51,161)	(179,515)
		4,360	(a)	12/20/22	6 month CDOR	3.000	(47,205)	155,966
		4,300	(a)	10/06/25	2.780	6 month CDOR	—	(260,446)
		$11,560	(a)	02/24/26	3.123	3 month LIBOR	—	(583,107)
	CAD	2,500	(a)	10/04/35	6 month CDOR	2.860	—	279,005
UBS AG (London)	CHF	5,400		01/06/17	2.105	6 month CHFOR	—	386,409

TOTAL							$(239,987)	$(332,535)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)(a)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	EUR	299,820		03/18/15	0.700%	3 month EURO	$(95,516)	$165,138
		112,500		06/05/15	0.600	6 month EURO	(108,293)	(101,329)
	CAD	23,230		06/25/15	6 month CDOR	1.800%	(781)	(3,223)
	EUR	33,250		06/27/15	0.850	6 month EURO	12,464	24,718
	NOK	40,990		06/30/15	3 month NIBOR	2.000	485	608
	JPY	9,899,900		06/30/15	6 month JYOR	0.300	32,771	(34,139)
		$5,200		12/18/15	0.500	3 month LIBOR	261	(21,908)
	GBP	15,870		06/25/16	1.650	6 month BP	18,006	36,497
	NOK	12,920		12/18/18	6 month NIBOR	2.750	3,703	(1,118)
	SEK	31,860		12/18/18	3 month STIBOR	1.750	97,051	40,306
	AUD	5,780		12/18/18	6 month AUDOR	3.500	(35,452)	100,405
	EUR	30,490		12/18/18	6 month EURO	1.000	4,734	778,800

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged		Market Value
	Notional Amount (000s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	CAD	2,680	12/18/18	1.750%	6 month CDOR	$(33,369)	$(49,999)
	JPY	641,900	12/18/18	0.500	6 month JYOR	(21,824)	(5,481)
	GBP	3,280	12/18/18	1.000	6 month BP	(148,950)	(38,426)
		$78,470	12/18/18	1.000	3 month LIBOR	(1,139,311)	(2,094,282)
	JPY	756,520	04/24/20	0.610	6 month JYOR	(981)	(94,806)
		$10,730	12/18/20	3 month LIBOR	1.500%	153,175	474,649
	JPY	1,666,200	12/18/20	0.500	6 month JYOR	(337,957)	(22,761)
	CHF	3,770	04/25/22	1.480	6 month CHFOR	(4,172)	(107,192)
	GBP	11,200	12/20/22	3.000	6 month BP	(297,020)	(115,845)
	EUR	14,400	12/20/22	6 month EURO	3.000	(422,493)	211,071
		$11,610	12/20/22	3.000	3 month LIBOR	(279,028)	(162,623)
	CAD	540	12/18/23	6 month CDOR	2.250	23,172	15,860
	JPY	973,420	12/18/23	6 month JYOR	0.750	344,209	(9,336)
	GBP	6,710	12/18/23	6 month BP	2.000	292,825	373,073
		$45,450	12/18/23	3 month LIBOR	2.000	1,649,946	1,988,354
	SEK	10,160	12/18/23	2.250	3 month STIBOR	(40,154)	(38,049)
	AUD	2,380	12/18/23	4.000	6 month AUDOR	(26,942)	(52,764)
	GBP	9,200	12/18/23	2.000	6 month BP	(733,275)	(179,730)
	EUR	23,800	12/18/23	1.750	6 month EURO	(424,781)	(690,752)
		$6,600	12/18/23	2.000	3 month LIBOR	(313,763)	(214,571)
		7,500	06/12/24	3 month LIBOR	2.808	60	184,559
	JPY	1,209,780	04/24/25	6 month JYOR	1.030	25,288	365,856
		1,770,000	05/09/25	6 month JYOR	1.650	22,737	189,795
		1,086,000	05/09/27	1.880	6 month JYOR	(21,532)	(162,478)
		622,170	04/24/30	1.480	6 month JYOR	(13,873)	(229,657)
	CHF	1,400	04/25/32	6 month CHFOR	1.840	9,127	78,487
		$7,910	12/18/43	3 month LIBOR	3.000	311,270	490,210
	EUR	2,270	12/18/43	2.250	6 month EURO	(79,082)	(112,631)

TOTAL						$(1,577,265)	$975,286

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

							Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16		$16,650	(1.000)%	06/20/14	0.144%	$(59,406)	$(86,503)
Barclays Bank PLC	iTraxx Europe Index Series 18	EUR	16,400	(1.000)	06/20/18	1.196	91,369	98,832
Credit Suisse International (London)	CDX North America Investment Grade Index 20		$22,400	(1.000)	06/20/18	0.874	(251,068)	110,689
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 20		3,350	(1.000)	06/20/18	0.874	(41,800)	20,806
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16		28,700	(1.000)	06/20/14	0.144	(95,439)	(156,067)
	CDX North America Investment Grade Index 20		2,250	(1.000)	06/20/18	0.874	(20,820)	6,719
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16		5,400	1.000	06/20/16	0.484	4,580	79,438
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16		24,050	1.000	06/20/16	0.484	19,499	354,692

TOTAL							$(353,085)	$428,606

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America Investment Grade Index 20		$11,775	(1.000)%	06/20/18	0.874%	$(76,709)	$2,916
iTraxx Europe Index Series 18	EUR	10,300	(1.000)	06/20/18	1.196	81,470	38,045

TOTAL						$4,761	$40,961

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — For the Period ended June 30, 2013, the Fund had the following written swaptions activity:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2013	$—	$—

Contracts Written	10,458	33,590
Contracts Bought to Close	—	—
Contracts Expired	(10,458)	(33,590)

Contracts Outstanding June 30, 2013	$—	$—

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$476,092,430

Gross unrealized gain	14,328,962
Gross unrealized loss	(12,714,436)

Net unrealized security gain	$1,614,526

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 15.7%
Banks – 4.4%
Abbey National Treasury Services PLC(a)
GBP	1,800,000	2.106%		02/16/15	$ 2,788,357
ABN AMRO Bank NV(a)(b)
EUR	12,315,000	4.310		03/10/49	14,226,459
ANZ Capital Trust II(b)(c)
	$6,600,000	5.360		12/15/49	6,600,000
Bank of Scotland PLC(c)
	590,000	5.250		02/21/17	661,508
Barclays Bank PLC
	6,150,000	6.050	(c)	12/04/17	6,652,578
	14,675,000	7.750	(a)(b)	04/10/23	14,601,625
BNP Paribas SA(a)(b)
EUR	1,850,000	4.730		04/29/49	2,311,729
BPCE SA(a)(b)
	8,850,000	6.117		10/30/49	10,655,628
HBOS PLC(a)(b)
	5,175,000	4.375		10/30/19	6,533,955
HSBC Capital Funding LP(a)(b)
	4,975,000	5.369		03/24/49	6,488,010
Intesa Sanpaolo SPA
	$5,125,000	3.125		01/15/16	5,012,336
	12,525,000	3.875		01/16/18	11,925,077
Lloyds TSB Bank PLC(a)(b)
GBP	5,900,000	6.963		05/29/20	8,973,675
Northern Rock Asset Management PLC(c)
	$10,354,000	5.625		06/22/17	11,815,591
Regions Bank
	4,975,000	7.500		05/15/18	5,810,572
Santander Holdings USA, Inc.(b)
	4,225,000	3.000		09/24/15	4,299,772
Sparebank 1 Boligkreditt AS(c)
	100,000,000	1.250		10/25/13	100,260,000
	13,400,000	1.750		11/15/19	12,604,040
Stadshypotek AB(c)
	8,100,000	1.875		10/02/19	7,746,030
Westpac Capital Trust III(a)(b)(c)
	2,585,000	5.819		12/29/49	2,572,075

					242,539,017

Chemicals(b) – 0.5%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
	7,050,000	9.000		11/15/20	6,715,125
Rockwood Specialties Group, Inc.
	20,375,000	4.625		10/15/20	20,476,875

					27,192,000

Consumer Cyclical Services(b) – 0.2%
Equinix, Inc.
	1,050,000	4.875		04/01/20	1,029,000
	8,525,000	7.000		07/15/21	9,249,625
	1,350,000	5.375		04/01/23	1,323,000

					11,601,625

Consumer Products - Household & Leisure(b) – 0.5%
Alphabet Holding Co., Inc.(d)
	11,450,000	7.750		11/01/17	11,707,625
Avon Products, Inc.
	10,025,000	4.600		03/15/20	10,127,916
Spectrum Brands Escrow Corp.(c)
	3,050,000	6.375		11/15/20	3,210,125
	3,100,000	6.625		11/15/22	3,286,000

					28,331,666

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – 2.7%
BG Energy Capital PLC(a)(b)
$11,016,000	6.500%		11/30/72	$ 11,831,533
Gaz Capital SA for Gazprom
2,660,000	8.625	(e)	04/28/14	3,158,750
7,090,000	9.250	(e)	04/23/19	8,614,350
1,900,000	5.999		01/23/21	1,976,000
3,090,000	6.510		03/07/22	3,263,812
4,000,000	4.950		07/19/22	3,825,000
2,350,000	7.288	(b)(c)	08/16/37	2,514,500
GPN Capital SA for Gazprom
14,389,000	4.375		09/19/22	13,201,907
Halcon Resources Corp.(b)
10,400,000	8.875		05/15/21	10,114,000
KazMunayGas National Co.(c)
10,630,000	5.750		04/30/43	9,407,550
Nexen, Inc.(b)
115,000	5.875		03/10/35	118,497
Offshore Group Investment Ltd.(b)
11,925,000	7.500		11/01/19	12,413,367
2,900,000	7.125	(c)	04/01/23	2,839,100
Petrobras Global Finance BV(b)
7,880,000	5.625		05/20/14	6,841,488
6,500,000	4.375		05/20/23	5,960,977
Raizen Fuels Finance Ltd.(b)
1,400,000	9.500		08/15/14	1,490,992
Rosneft Oil Co. via Rosneft International Finance Ltd.(c)
28,350,000	4.199		03/06/22	26,223,750
TNK-BP Finance SA
4,750,000	7.250		02/02/20	5,296,250
Transocean, Inc.(b)
8,550,000	6.500		11/15/20	9,623,080
5,725,000	6.375		12/15/21	6,438,183

				145,153,086

Energy - Exploration & Production(b) – 0.8%
Continental Resources, Inc.
4,150,000	5.000		09/15/22	4,212,250
15,000,000	4.500	(c)	04/15/23	14,550,000
Kodiak Oil & Gas Corp.
6,485,000	8.125		12/01/19	7,020,013
Lukoil International Finance BV
770,000	7.250		11/05/19	866,250
4,550,000	6.125		11/09/20	4,800,250
1,480,000	6.656		06/07/22	1,609,500
3,530,000	4.563	(c)	04/24/23	3,274,075
MEG Energy Corp.(c)
10,075,000	6.375		01/30/23	9,772,750

				46,105,088

Food & Beverage(b) – 0.4%
Constellation Brands, Inc.
1,650,000	3.750		05/01/21	1,542,750
4,350,000	4.250		05/01/23	4,078,125
US Foods, Inc.
13,000,000	8.500		06/30/19	13,520,000

				19,140,875

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Gaming(b) – 0.6%
MGM Resorts International
	$25,200,000	6.750%	10/01/20	$ 26,019,000
Studio City Finance Ltd.(c)
	6,850,000	8.500	12/01/20	7,380,875

				33,399,875

Health Care - Medical Products(b) – 0.2%
DJO Finance LLC/DJO Finance Corp.
	8,650,000	9.875	04/15/18	8,996,000

Health Care - Services(b)(c) – 0.2%
Fresenius Medical Care US Finance, Inc.
	8,950,000	5.750	02/15/21	9,308,000

Life Insurance(b) – 0.5%
Genworth Financial, Inc.
	5,203,000	6.515	05/22/18	5,750,074
	1,861,000	7.200	02/15/21	2,088,763
	16,725,000	7.625	09/24/21	19,312,626

				27,151,463

Media - Cable(b) – 0.3%
UPC Holding BV
EUR	12,300,000	6.375	09/15/22	15,355,788

Noncaptive - Financial(b)(c) – 0.1%
General Motors Financial Co., Inc.
	$5,400,000	2.750	05/15/16	5,305,500
GEO Maquinaria
	1,581,100	9.625	05/02/21	917,038

				6,222,538

Packaging(b) – 0.5%
Reynolds Group Issuer, Inc.
	6,625,000	9.875	08/15/19	7,105,312
	16,100,000	5.750	10/15/20	16,180,500
	6,725,000	8.250	02/15/21	6,674,563

				29,960,375

Paper(b)(c) – 0.0%
Sappi Papier Holding GmbH
	1,700,000	7.750	07/15/17	1,789,250

Pipelines(b) – 0.7%
Energy Transfer Partners LP(a)(c)
	8,775,000	3.292	11/01/66	7,897,500
Enterprise Products Operating LLC(a)
	6,850,000	8.375	08/01/66	7,603,500
	1,850,000	7.000	06/01/67	1,956,375
	3,600,000	7.034	01/15/68	4,023,000
Regency Energy Partners LP
	5,000,000	6.500	07/15/21	5,312,500
	12,600,000	5.500	04/15/23	12,442,500

				39,235,375

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trust(b) – 0.1%
Entertainment Properties Trust
$5,500,000	5.750%	08/15/22	$ 5,622,175

Retailers(b) – 0.3%
Burlington Coat Factory Warehouse Corp.
13,325,000	10.000	02/15/19	14,657,500

Services Cyclical - Rental Equipment(b)(c) – 0.4%
Algeco Scotsman Global Finance PLC
13,075,000	8.500	10/15/18	13,025,969
10,950,000	10.750	10/15/19	10,457,250

			23,483,219

Technology - Hardware(b)(c)(d) – 0.1%
CommScope Holding Co., Inc.
7,150,000	6.625	06/01/20	6,810,375

Wireless Telecommunications – 1.5%
Crown Castle International Corp.(b)
11,700,000	5.250	01/15/23	11,202,750
Intelsat Jackson Holdings SA(b)(c)
4,350,000	5.500	08/01/23	4,067,250
Intelsat Luxembourg SA(b)(c)
7,850,000	7.750	06/01/21	7,908,875
4,950,000	8.125	06/01/23	5,086,125
MTS International Funding Ltd.(c)
7,040,000	5.000	05/30/23	6,579,308
Softbank Corp.(b)(c)
14,800,000	4.500	04/15/20	14,263,500
Sprint Nextel Corp.(b)
12,400,000	7.000	08/15/20	13,020,000
2,750,000	11.500	11/15/21	3,657,500
VimpelCom Holdings BV(c)
4,100,000	5.200	02/13/19	3,970,065
11,550,000	5.950	02/13/23	10,626,000

			80,381,373

Wirelines Telecommunications(b) – 0.7%
Frontier Communications Corp.
7,400,000	8.250	04/15/17	8,288,000
Level 3 Financing, Inc.
14,125,000	9.375	04/01/19	15,290,312
Telefonica Emisiones SAU
13,900,000	3.192	04/27/18	13,430,061

			37,008,373

TOTAL CORPORATE OBLIGATIONS			$ 859,445,036

Mortgage-Backed Obligations – 36.9%
Adjustable Rate Non-Agency(a) – 4.5%
American Home Mortgage Assets Trust Series 2007-2, Class A1
$2,243,382	0.318%	03/25/47	$ 1,493,204
American Home Mortgage Investment Trust Series 2005-3, Class 2A4
6,100,000	2.039	09/25/35	3,682,118
American Home Mortgage Investment Trust Series 2006-3, Class 11A1
247,597	0.373	12/25/46	172,159

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(a) – (continued)
Banc of America Funding Corp. Trust Series 2006-H, Class 6A1
$11,138,175	0.362%	10/20/36	$ 7,090,990
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1
1,221,927	0.413	08/25/36	790,392
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1
5,414,287	0.393	09/25/47	4,220,253
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR7, Class 2A2A
7,221,912	2.912	11/25/36	5,112,690
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B
6,257,945	0.363	11/25/36	4,910,002
Countrywide Alternative Loan Trust Series 2005-61, Class 1A1
866,517	0.453	12/25/35	714,359
Countrywide Alternative Loan Trust Series 2005-76, Class 1A1
2,786,249	1.648	01/25/36	2,379,432
Countrywide Alternative Loan Trust Series 2005-81, Class A1
10,368,952	0.473	02/25/37	6,936,097
Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A5
1,777,399	0.693	05/25/35	1,399,595
Countrywide Alternative Loan Trust Series 2007-OA11, Class A1A
2,343,435	1.548	11/25/47	1,562,840
Countrywide Alternative Loan Trust Series 2007-OA2, Class 2A1
13,980,762	0.323	03/25/47	9,037,273
Harborview Mortgage Loan Trust Series 2005-09, Class 2A1A
1,283,014	0.532	06/20/35	1,106,937
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
1,438,383	2.458	08/25/35	1,169,993
Indymac Index Mortgage Loan Trust Series 2005-AR23, Class 6A1
6,829,380	4.814	11/25/35	5,642,342
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
5,823,744	0.413	04/25/46	4,591,157
Indymac Index Mortgage Loan Trust Series 2006-AR41, Class A3
10,165,255	0.373	02/25/37	6,717,061
Indymac Index Mortgage Loan Trust Series 2007-FLX3, Class A1
763,723	0.433	06/25/37	619,846
Indymac Index Mortgage Loan Trust Series 2007-FLX4, Class 2A1
9,235,026	0.373	07/25/37	7,610,303
JPMorgan Alternative Loan Trust Series 2006-A2, Class 2A2
10,809,981	2.804	05/25/36	7,501,490
Lehman XS Trust Series 2006-GP1, Class A2A
3,391,878	0.363	05/25/46	3,172,384
Lehman XS Trust Series 2007-12N, Class 2A1
5,997,444	0.373	07/25/37	3,975,141
Lehman XS Trust Series 2007-15N, Class 4A1
12,189,431	1.093	08/25/47	8,587,622
Lehman XS Trust Series 2007-16N, Class 2A2
582,206	1.043	09/25/47	435,228
Lehman XS Trust Series 2007-7N, Class 1A1A
26,993,922	0.413	06/25/47	18,468,432
Luminent Mortgage Trust Series 2006-5, Class A1A
4,231,288	0.383	07/25/36	2,709,543
Luminent Mortgage Trust Series 2006-7, Class 2A1
12,679,798	0.363	12/25/36	9,187,288
Luminent Mortgage Trust Series 2007-2, Class 2A1
2,724,706	0.423	05/25/37	1,549,395
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1
13,854,564	0.974	12/25/46	7,645,346
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
5,443,552	1.024	12/25/46	2,998,289
Master Adjustable Rate Mortgages Trust Series 2007-2, Class A1
6,176,896	0.343	03/25/47	5,056,047
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1
2,204,577	0.393	05/25/47	1,395,361
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
7,754,161	1.168	01/25/46	5,177,626
Residential Accredit Loans, Inc. Series 2006-QA10, Class A1
7,874,017	0.378	12/25/36	5,668,139

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(a) – (continued)
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1
$4,047,686	0.463%	02/25/46	$ 2,465,114
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
11,872,672	3.038	11/25/37	5,816,916
Residential Accredit Loans, Inc. Series 2007-QO3, Class A1
18,936,903	0.353	03/25/47	13,999,199
Residential Accredit Loans, Inc. Trust Series 2007-QO2, Class A1
7,438,828	0.343	02/25/47	4,109,174
Residential Accredit Loans, Inc. Trust Series 2007-QO4, Class A1A
2,195,317	0.383	05/25/47	1,639,416
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
8,938,462	3.161	09/25/35	7,567,002
Structured Asset Mortgage Investments, Inc. Series 2005-AR7, Class 5A1
1,952,578	1.629	03/25/46	1,414,734
Structured Asset Mortgage Investments, Inc. Series 2006-AR6, Class 1A3
650,221	0.383	07/25/46	392,521
Structured Asset Mortgage Investments, Inc. Series 2006-AR7, Class A1A
701,171	0.403	08/25/36	496,349
Structured Asset Mortgage Investments, Inc. Series 2006-AR8, Class A1A
5,732,244	0.393	10/25/36	3,989,936
Structured Asset Mortgage Investments, Inc. Series 2007-AR7, Class 1A1
2,158,777	1.043	05/25/47	1,335,848
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class CB1
150,379	0.643	06/25/35	109,473
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR4, Class DA
3,856,876	1.139	06/25/46	1,941,181
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
2,902,022	0.513	08/25/45	2,558,871
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR12, Class 1A6
8,175,000	2.444	10/25/35	7,501,212
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1
767,392	0.463	12/25/45	675,098
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6, Class 2A1A
694,241	0.423	04/25/45	605,381
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 1A1A
478,788	0.463	07/25/45	422,823
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A
1,750,807	0.483	07/25/45	1,539,729
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR9, Class A1A
1,770,897	0.513	07/25/45	1,616,599
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
5,026,923	1.094	09/25/46	3,455,004
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR15, Class 1A
2,494,745	1.009	11/25/46	1,862,676
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5, Class 4A
2,016,506	1.159	06/25/46	1,190,458
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A1, Class A1A
7,195,697	0.869	02/25/47	5,217,375
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 2A
10,596,049	0.869	01/25/47	5,928,335

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(a) – (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA3, Class 2A
$4,628,199	0.919%	02/25/47	$ 2,677,443
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4, Class 1A
7,648,160	0.939	05/25/47	6,272,178

TOTAL ADJUSTABLE RATE NON-AGENCY			$ 247,286,419

Collateralized Mortgage Obligations – 4.9%
Interest Only – 0.1%
FHLMC STRIPS Series 2013-304, Class C45
26,827,398	3.000	12/15/27	2,751,557
FNMA STRIPS Series 2012-410, Class C2
8,769,643	4.000	04/25/42	1,646,364

			4,397,921

Inverse Floaters(a) – 0.1%
FHLMC REMIC Series 2011-3862, Class SA
11,729,549	6.348	05/15/41	1,514,163
FNMA REMIC Series 2010-126, Class LS
8,359,360	4.806	11/25/40	1,021,872
FNMA REMIC Series 2013-75, Class SA
22,575,000	5.956	07/25/43	4,702,831

			7,238,866

Regular Floater(a) – 2.4%
CitiMortgage Alternative Loan Trust Series 2007-A2 , Class 1A9
10,557,998	6.000	02/25/37	8,520,126
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12
2,001,858	0.993	12/25/35	1,496,811
FHLMC REMIC Series 3084 Class FN
4,106,589	0.693	12/15/34	4,138,695
FHLMC REMIC Series 3231 Class FB
1,919,208	0.543	10/15/36	1,920,305
FHLMC REMIC Series 3314 Class FC
1,592,531	0.593	12/15/36	1,593,452
FHLMC REMIC Series 3371, Class FA
1,549,759	0.793	09/15/37	1,557,382
FHLMC REMIC Series 3545, Class FA
3,204,069	1.043	06/15/39	3,251,471
FHLMC REMIC Series 3827 Class KF
1,560,346	0.563	03/15/41	1,562,568
FHLMC REMIC Series 3830 Class FD
1,530,748	0.553	03/15/41	1,532,429
FNMA REMIC Series 2005-102, Class DF
4,374,469	0.493	11/25/35	4,373,097
FNMA REMIC Series 2006-45, Class TF
2,706,875	0.593	06/25/36	2,712,479
FNMA REMIC Series 2006-76, Class QF
2,787,025	0.593	08/25/36	2,792,125
FNMA REMIC Series 2006-79, Class PF
3,761,654	0.593	08/25/36	3,767,924
FNMA REMIC Series 2007-33, Class HF
4,209,532	0.543	04/25/37	4,217,112
FNMA REMIC Series 2007-75, Class VF
899,125	0.643	08/25/37	901,929
FNMA REMIC Series 2007-91, Class FB
3,305,647	0.793	10/25/37	3,339,259
FNMA REMIC Series 2009-84, Class WF
1,236,082	1.293	10/25/39	1,265,038

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(a) – (continued)
FNMA REMIC Series 2010-100, Class FD
	$26,362,520	0.613%	09/25/40	$ 26,479,614
FNMA REMIC Series 2010-89, Class CF
	15,520,875	0.643	02/25/38	15,587,624
FNMA REMIC Series 2011-55, Class FJ
	15,099,723	0.633	06/25/41	15,094,300
FNMA REMIC Series 2011-59, Class FW
	4,504,496	0.553	07/25/41	4,511,169
FNMA REMIC Series 2011-86, Class DF
	2,240,002	0.693	09/25/41	2,267,172
Granite Mortgages PLC Series 2003-2, Class 1B
	3,776,089	1.256	07/20/43	3,660,323
Granite Mortgages PLC Series 2003-2, Class 3A
GBP	2,681,552	0.984	07/20/43	4,011,525
Granite Mortgages PLC Series 2003-3, Class 2A
EUR	195,303	0.588	01/20/44	250,083
Granite Mortgages PLC Series 2004-2, Class 3A
GBP	2,904,703	0.829	06/20/44	4,312,655
Granite Mortgages PLC Series 2004-3, Class 2A2
EUR	73,724	0.490	09/20/44	94,107
Granite Mortgages PLC Series 2004-3, Class 3A1
GBP	2,843,523	0.869	09/20/44	4,241,336

				129,452,110

Sequential Fixed Rate – 1.7%
Banc of America Funding Corp. Series 2007-8, Class 2A1
	$3,182,499	7.000	10/25/37	1,927,127
BCAP LLC Trust Series 2007-AA2, Class 2A7
	3,095,299	6.000	04/25/37	2,558,831
Citicorp Mortgage Securities, Inc. Series 2007-4, Class 2A1
	371,523	5.500	05/25/22	371,443
Citimortgage Alternative Loan Trust Series 2006-A3, Class 1A13
	5,901,287	6.000	07/25/36	5,129,198
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7
	2,129,683	6.000	01/25/37	1,722,744
Citimortgage Alternative Loan Trust Series 2007-A4, Class 1A5
	7,808,768	5.750	04/25/37	6,450,706
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A2
	4,474,877	6.000	02/25/36	3,563,815
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
	839,071	6.000	08/25/37	688,743
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-1, Class A4
	2,838,429	6.000	03/25/37	2,507,232
JPMorgan Alternative Loan Trust Series 2008-R2, Class A1(c)
	14,109,939	6.000	11/25/36	11,333,911
Morgan Stanley Mortgage Loan Trust Series 2005-4, Class 1A
	2,061,879	5.000	08/25/35	2,022,906
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 1A
	6,532,116	5.250	02/25/21	6,237,971
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 2A3
	7,796,697	5.750	02/25/36	7,281,960
Residential Accredit Loans, Inc. Series 2006-QS12, Class 1A1
	7,811,179	6.500	09/25/36	5,913,177
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
	1,157,216	5.500	02/25/36	916,991
Residential Accredit Loans, Inc. Series 2006-QS4, Class A9
	6,118,291	6.000	04/25/36	4,818,409
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
	2,003,230	6.000	06/25/36	1,567,559
Residential Accredit Loans, Inc. Series 2006-QS7, Class A1
	1,194,911	6.000	06/25/36	929,733
Residential Accredit Loans, Inc. Series 2006-QS8, Class A3
	3,612,996	6.000	08/25/36	2,754,539

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
$3,558,092	6.500%	07/25/36	$ 2,795,583
Residential Asset Securitization Trust Series 2005-A11CB, Class 2A1
13,994,388	4.850	10/25/35	9,723,552
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
2,615,744	6.000	08/25/36	2,267,867
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
10,338,531	6.000	10/25/37	8,684,581
Wells Fargo Mortgage Backed Securities Trust Series 2007-11, Class A85
2,816,632	6.000	08/25/37	2,740,405

			94,908,983

Sequential Floating Rate(a) – 0.6%
Banc of America Funding Corp. Series 2007-2, Class 2A1
276,026	5.605	03/25/37	276,208
Chaseflex Trust Series 2007-3, Class 1A2
4,857,405	0.653	07/25/37	2,886,183
FHLMC REMICS Series 4097, Class AF
28,828,559	0.593	07/15/39	28,819,714
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR10, Class A1
1,451,229	0.293	12/25/36	932,115

			32,914,220

Support – 0.0%
Countrywide Alternative Loan Trust Series 2006-4CB, Class 2A4
975,570	5.500	04/25/36	848,682

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 269,760,782

Commercial Mortgage-Backed Securities – 0.4%
Sequential Fixed Rate – 0.1%
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class A4
4,500,000	3.102	05/15/46	4,235,122
WF-RBS Commercial Mortgage Trust Series 2012-C6 Class B
2,500,000	4.697	04/15/45	2,595,901

			6,831,023

Sequential Floating Rate(a) – 0.3%
FREMF Mortgage Trust Series 2012-K706, Class B(c)
2,200,000	4.162	11/25/44	2,174,181
FREMF Mortgage Trust Series 2012-K706, Class C(c)
1,350,000	4.162	11/25/44	1,235,520
FREMF Mortgage Trust Series 2012-K707, Class C(c)
2,350,000	4.018	01/25/47	2,130,745
FREMF Mortgage Trust Series 2012-K710, Class B(c)
5,700,000	3.949	06/25/47	5,516,210
FREMF Mortgage Trust Series 2012-K710, Class C(c)
1,600,000	3.949	06/25/47	1,426,416
Morgan Stanley Capital I, Inc. Series 2007-HQ11, Class AM
1,450,000	5.478	02/12/44	1,572,209
Morgan Stanley Capital I, Inc. Series 2007-HQ13, Class AM
1,200,000	5.931	12/15/44	1,153,161

			15,208,442

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 22,039,465

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – 27.1%
Adjustable Rate FNMA(a) – 0.2%
$2,822,557	2.550%	05/01/33	$ 3,004,680
1,322,978	2.090	10/01/34	1,392,517
2,903,198	2.041	01/01/35	3,050,439
2,285,623	2.606	09/01/35	2,441,177
1,111,870	2.440	10/01/36	1,186,538

			11,075,351

FHLMC – 5.6%
139,100,000	2.250	07/03/17	139,100,000
30,300,000	3.000	07/10/19	30,321,246
5,926,000	3.000	07/31/19	5,938,950
60,475,000	3.000	08/01/19	60,611,468
24,050,000	3.000	08/08/19	24,120,467
41,732,446	4.000	06/01/25	43,678,873

			303,771,004

FNMA – 21.3%
6,831,947	3.104	01/01/18	7,160,647
7,632,753	3.462	01/01/18	8,120,032
4,373,802	3.660	01/01/18	4,701,270
745,927	5.000	01/01/18	794,253
3,693,825	5.000	02/01/18	3,933,138
5,406,497	3.750	03/01/18	5,847,093
2,418,158	5.000	03/01/18	2,574,825
3,502,280	5.000	04/01/18	3,729,183
3,550,000	3.840	05/01/18	3,863,915
296,692	5.000	05/01/18	315,914
299,606	5.000	06/01/18	319,016
6,581	5.500	01/01/19	7,170
121,702	5.500	02/01/19	132,250
116,120	5.500	03/01/19	126,511
90,677	5.500	04/01/19	98,791
52,434	5.500	05/01/19	57,126
211,346	5.500	06/01/19	230,259
691,703	5.500	07/01/19	753,394
636,756	5.500	08/01/19	693,406
555,814	5.500	09/01/19	605,132
165,539	5.500	10/01/19	180,307
186,799	5.500	11/01/19	203,518
281,144	5.500	12/01/19	306,305
22,594	5.500	01/01/20	24,616
12,793	5.500	06/01/20	13,814
3,281,776	5.500	07/01/20	3,558,010
2,122,368	3.416	10/01/20	2,233,039
1,545,240	3.632	12/01/20	1,635,213
5,944,159	4.375	06/01/21	6,544,589
8,534,635	5.500	05/01/25	9,215,557
13,532,140	4.000	09/01/26	14,262,136
10,458	4.500	09/01/29	11,056
296,489	5.000	04/01/33	321,531
1,614	5.000	05/01/33	1,750
546,480	5.000	08/01/33	592,638
697,256	5.000	09/01/33	756,149
31,348	4.000	02/01/35	32,661
14,280,074	5.000	07/01/35	15,408,534
108,072	6.000	08/01/36	117,251
238,500	5.000	03/01/38	255,927
48,509	4.000	08/01/39	50,515
22,008	4.000	09/01/39	22,918
107,814	5.000	12/01/39	116,217
36,497	4.000	01/01/40	38,025

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$28,144	5.000%	07/01/40	$ 30,557
35,944	4.000	08/01/40	37,449
732,222	4.500	08/01/40	775,458
171,796	5.000	08/01/40	186,528
119,696	4.000	10/01/40	124,707
715,023	4.000	11/01/40	744,959
233,494	4.000	12/01/40	243,270
135,764	4.000	01/01/41	141,448
1,162,986	4.000	02/01/41	1,215,171
269,144	4.000	03/01/41	280,472
54,464	4.000	05/01/41	56,757
4,805	5.000	05/01/41	5,246
4,874,797	6.000	05/01/41	5,300,770
293,767	4.000	08/01/41	306,131
2,896,006	4.500	08/01/41	3,069,658
156,328	4.000	09/01/41	162,908
346,624	4.000	10/01/41	361,213
752,589	4.500	10/01/41	797,716
22,592	4.000	11/01/41	23,543
1,195,693	5.000	11/01/41	1,305,281
1,071,028	4.000	01/01/42	1,116,707
74,258	4.000	02/01/42	77,644
46,723	3.000	11/01/42	45,782
192,481	3.000	12/01/42	188,601
909,119	3.000	01/01/43	890,795
851,677	3.000	02/01/43	834,510
30,000,000	3.000	TBA-30yr(f)	29,334,375
976,000,000	3.500	TBA-30yr(f)	991,250,000
11,000,000	4.000	TBA-30yr(f)	11,463,203
7,000,000	4.500	TBA-30yr(f)	7,410,703
11,000,000	6.000	TBA-30yr(f)	11,965,078

			1,169,712,241

TOTAL FEDERAL AGENCIES			$ 1,484,558,596

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 2,023,645,262

Asset-Backed Securities – 8.5%
Collateralized Loan Obligations(a) – 7.4%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(c)
$37,994,697	0.924%	11/01/18	$ 36,759,451
ACIS CLO Ltd. Series 2013-1A, Class ACOM(c)
22,700,000	1.558	04/18/24	21,742,514
Atrium CDO Corp. Series 4A Class A2(c)
2,338,664	0.524	06/08/19	2,318,977
Black Diamond CLO Ltd. Series 2005-1A, Class A1(c)
1,887,454	0.542	06/20/17	1,878,017
Black Diamond CLO Ltd. Series 2005-1A, Class A1A(c)
385,591	0.522	06/20/17	384,627
Black Diamond CLO Ltd. Series 2006-1A, Class AD(c)
23,000,000	0.526	04/29/19	22,368,213
Brentwood CLO Corp. Series 2006-1A, Class A1A(c)
58,251,658	0.544	02/01/22	56,221,704
Brentwood CLO Corp. Series 2006-1A, Class A1B(c)
20,936,305	0.544	02/01/22	20,206,716
Callidus Debt Partners CLO Fund Ltd. Series 7A, Class A(c)
8,280,270	1.026	01/21/21	8,236,467
Callidus Debt Partners CLO Fund VI Ltd. Series 6X, Class A1D
10,480,408	0.536	10/23/21	10,048,626

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a) – (continued)
Crown Point CLO Ltd. Series 2012-1A, Class ACOM(c)
$7,650,000	1.494%	11/21/22	$ 7,462,001
ECP CLO Ltd. Series 2008-1A, Class A1(c)
11,400,000	1.123	03/17/22	11,216,426
Gleneagles CLO Ltd. Series 2005-1A, Class A1(c)
13,675,160	0.549	11/01/17	13,497,300
Golub Capital Management CLO Ltd. Series 2007-1A, Class A(c)
10,950,000	0.516	07/31/21	10,648,952
Greywolf CLO Ltd. Series 2007-1A, Class A(c)
9,327,400	0.519	02/18/21	9,001,212
Greywolf CLO Ltd. Series 2007-1A, Class B(c)
600,000	0.704	02/18/21	561,145
Jasper CLO Ltd. Series 2005-1A, Class A(c)
9,134,243	0.544	08/01/17	9,023,180
KKR Financial CLO Ltd. Series 2006-1A, Class A1(c)
13,401,808	0.553	08/25/18	13,271,864
KKR Financial CLO Ltd. Series 2007-1A, Class A(c)
22,125,596	0.625	05/15/21	21,489,374
KKR Financial CLO Ltd. Series 2007-AA, Class A(c)
472,899	1.027	10/15/17	470,461
Liberty CLO Ltd. Series 2005-1A, Class A1C(c)
28,412,619	0.524	11/01/17	28,105,848
Mountain View Funding CLO Series 2007-3A, Class A1(c)
2,725,691	0.493	04/16/21	2,655,071
Ocean Trails CLO Ltd. Series 2006-1X, Class A1
5,209,319	0.527	10/12/20	5,058,754
OCP CLO Ltd. Series 2012-2A, Class ACOM(c)
14,000,000	1.513	11/22/23	13,572,762
OFSI Fund V Ltd. Series 2013-5A, Class ACOM(c)
11,950,000	1.618	04/17/25	11,433,330
Red River CLO Ltd. Series 1A, Class A(c)
24,158,791	0.544	07/27/18	23,421,006
Westbrook CLO Ltd. Series 2006-1X, Class A1
21,800,000	0.512	12/20/20	21,022,852
Westchester CLO Ltd. Series 2007-1X, Class A1A
26,051,572	0.499	08/01/22	25,182,153

			407,259,003

Home Equity – 0.8%
Ameriquest Mortgage Securities Trust Series 2006-M3, Class A2B(a)
22,134,458	0.293	10/25/36	8,848,814
Citigroup Mortgage Loan Trust Series 2007-WFH2, Class A4(a)
300,000	0.543	03/25/37	245,806
Countrywide Asset-Backed Certificates Series 2005-4, Class MV1(a)
2,355,195	0.653	10/25/35	2,324,275
Countrywide Asset-Backed Certificates Series 2007-2, Class 2A4(a)
20,000,000	0.413	08/25/37	7,762,918
First Franklin Mortgage Loan Asset-Backed Certificates Series 2006-FF18, Class A2B(a)
3,801,959	0.303	12/25/37	2,054,578
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A2(c)
7,200,000	1.495	01/16/46	7,245,521
Lehman XS Trust Series 2006-14N, Class 1A1B(a)
896,890	0.403	09/25/46	637,577
Lehman XS Trust Series 2006-16N, Class A321(a)
9,978,473	0.393	11/25/46	5,920,151
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A4(a)
11,762,000	0.443	10/25/36	6,251,342

			41,290,982

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(a) – 0.3%
GCO Education Loan Funding Trust Series 2006-1, Class A8L
	$5,749,180	0.403%		05/25/25	$ 5,585,400
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2
	10,000,000	1.224		07/01/24	10,073,805
US Education Loan Trust LLC Series 2006-1, Class A2(c)
	524,195	0.405		03/01/25	520,968

					16,180,173

TOTAL ASSET-BACKED SECURITIES					$ 464,730,158

Foreign Debt Obligations – 5.5%
Sovereign – 5.5%
Brazil Notas do Tesouro Nacional Series B
BRL	6,248,010	6.000%		08/15/40	$ 3,072,555
Dominican Republic(c)
	$4,430,000	5.875		04/18/24	4,259,706
Republic of Indonesia
	3,600,000	4.875		05/05/21	3,672,000
	530,000	3.750		04/25/22	492,900
	26,090,000	3.375	(c)	04/15/23	23,220,100
Republic of Ivory Coast(g)
	58,399,000	5.750		12/31/32	47,595,185
Republic of Slovenia
	15,750,000	5.500	(c)	10/26/22	14,324,957
	18,540,000	5.500		10/26/22	16,862,521
	31,660,000	5.850	(c)	05/10/23	29,491,733
Republic of Venezuela
	13,230,000	12.750		08/23/22	13,461,525
	3,050,000	8.250		10/13/24	2,310,375
	41,410,000	9.250		09/15/27	34,887,925
	1,630,000	11.950		08/05/31	1,532,200
Russian Federation(g)
	9,588,150	7.500		03/31/30	11,206,150
Ukraine Government Bond
	2,500,000	7.800	(c)	11/28/22	2,225,000
	5,660,000	7.800		11/28/22	5,037,400
United Mexican States
MXN	276,758,800	7.500		06/03/27	23,852,589
	54,272,100	8.500		05/31/29	4,968,615
	78,607,900	7.750		05/29/31	6,648,936
	96,795,400	10.000		11/20/36	9,970,127
	6,954,300	8.500		11/18/38	625,659
	539,622,100	7.750		11/13/42	44,979,461

TOTAL FOREIGN DEBT OBLIGATIONS					$ 304,697,619

Structured Notes – 0.8%
Notas do Tesouro Nacional (Issuer Credit Suisse Nassau)
BRL	5,448,044	6.000%		08/17/40	$ 2,679,159
	29,883,787	6.000		08/19/40	14,695,810
	12,905,199	6.000	(c)	08/17/50	6,365,358
Notas do Tesouro Nacional (Issuer Deutsche Bank AG (London)
	5,523,000	6.000		08/15/50	6,325,060
	3,722,000	6.000		08/15/50	4,262,515
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
	17,125,709	6.000		08/15/40	8,421,829

TOTAL STRUCTURED NOTES					$ 42,749,731

Principal Amount		Interest Rate	Maturity Date	Value
Government Guarantee Obligations(h) – 4.2%
Kreditanstalt fuer Wiederaufbau
EUR	112,100,000	3.125%	07/04/16	$ 156,995,681
	56,100,000	0.500	07/25/16	72,869,187

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 229,864,868

U.S. Treasury Obligations – 24.7%
United States Treasury Bonds
	$1,500,000	3.125%	02/15/42	$ 1,403,520
	3,700,000	3.000	05/15/42	3,370,071
	1,300,000	2.750	11/15/42	1,120,067
	84,100,000	2.875	05/15/43	74,409,155
United States Treasury Inflation Protected Securities
	40,775,400	2.000	01/15/14	41,367,867
	138,446,280	1.250	04/15/14	140,437,138
	31,458,075	2.000	07/15/14	32,500,281
	17,730,944	0.125	01/15/23	17,207,349
United States Treasury Notes
	130,300,000	0.250	06/30/14	130,376,874
	10,800,000	0.250	09/30/14	10,803,347
	89,500,000	0.250	01/15/15	89,483,892
	89,000,000	0.250	02/15/15	88,948,381
	51,100,000	0.125	04/30/15	50,905,311
	83,500,000	0.750	03/31/18	81,253,013
	82,300,000	0.625	04/30/18	79,513,320
	151,000,000	1.000	05/31/18	148,363,537
	124,200,000	1.375	06/30/18	124,113,060
	60,100,000	1.125 (i)	04/30/20	57,140,674
	78,300,000	1.375	05/31/20	75,546,973
	76,700,000	1.875	06/30/20	76,403,170
	15,700,000	2.000	02/15/23	15,101,358
	16,100,000	1.750 (i)	05/15/23	15,074,913

TOTAL U.S. TREASURY OBLIGATIONS				$ 1,354,843,271

Senior Term Loans(j) – 3.0%
Airlines – 0.1%
Delta Air Lines, Inc.
	$6,483,750	4.000%	10/18/18	$ 6,469,875

Construction Machinery – 0.1%
Mirror Bidco Corp.
	4,950,125	5.250	12/27/19	4,943,937

Consumer Products - Household & Leisure – 0.3%
Bombardier Recreational Products, Inc.
	5,937,143	4.000	01/30/19	5,924,793
Visant Holding Corp.
	8,418,523	5.250	12/22/16	8,006,605

				13,931,398

Energy – 0.1%
Vantage Drilling Co.
	7,122,500	6.250	10/26/17	7,086,888

Food & Beverage – 0.4%
Arysta Lifescience Corp.
	7,100,000	4.500	05/25/20	7,024,598
Pinnacle Foods Finance LLC
	15,361,500	3.250	04/29/20	15,246,289

				22,270,887

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(j) – (continued)
Food & Drug Retailers – 0.2%
Rite Aid Corp.
$9,975,000	4.000%	02/21/20	$ 9,929,314

Gaming – 0.4%
Scientific Games International, Inc.
23,000,000	0.000	05/22/20	22,635,910

Health Care - Services – 0.6%
American Renal Holdings, Inc.
13,965,000	4.500	09/20/19	13,816,692
18,775,000	8.500	02/14/20	18,696,708

			32,513,400

Media - Broadcasting & Radio – 0.1%
Getty Images, Inc.
2,475,031	4.750	10/18/19	2,443,054
Nine Entertainment Group Ltd.
5,000,000	3.500	02/05/20	4,968,750

			7,411,804

Media - Cable – 0.1%
UPC Financing Partnership
6,500,000	4.000	01/29/21	6,491,875

Packaging – 0.2%
Berry Plastics Holding Corp.
10,972,500	3.500	02/07/20	10,841,488

Retailers – 0.2%
BJ’s Wholesale Club, Inc.
9,950,063	4.250	09/26/19	9,897,228

Utilities - Electric – 0.2%
Calpine Corp.
12,126,339	4.000	10/09/19	12,103,663

TOTAL SENIOR TERM LOANS			$ 166,527,667

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 5.4%
Interest Rate Swaptions
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.590%
$197,100,000	3.590%	03/22/16	$ 12,072,769
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 4.070%
197,600,000	4.070	03/29/16	8,684,876
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 2.724%
147,000,000	2.724	05/15/14	2,933,209
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.724%
147,000,000	2.724	05/15/14	7,311,368
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.005%
188,100,000	3.005	06/11/14	5,943,847
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.005%
188,100,000	3.005%	06/11/14	7,275,858
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.200%
126,100,000	3.200	06/24/14	5,182,723

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.200%
$126,100,000	3.200%	06/24/14	$ 4,047,343
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.010%
164,700,000	3.010	05/29/15	4,792,721
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.010%
164,700,000	3.010	05/29/15	11,349,625
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.017%
97,100,000	3.017	05/29/15	2,849,487
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.017%
97,100,000	3.017	05/29/15	6,656,254
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.085%
166,600,000	3.085	05/29/15	5,299,030
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.085%
166,600,000	3.085	05/29/15	10,848,559
CItibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.040%
153,900,000	3.040	06/03/15	4,644,733
CItibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.040%
153,900,000	3.040	06/03/15	10,411,350
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.098%
65,000,000	3.098	06/08/15	2,094,339
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.098%
65,000,000	3.098	06/08/15	4,233,671
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.645%
109,700,000	3.645	02/16/16	6,263,058
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.633%
86,400,000	3.633	02/19/16	4,998,586
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.570%
81,900,000	3.570	02/22/16	4,954,884
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.625%
79,000,000	3.625	02/22/16	4,600,233
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.650%
415,000,000	3.650	05/20/16	25,726,472
Deutsche Bank Securities, Inc. Call – OTC – 5 year Interest Rate Swap Strike Price 1.700%
267,200,000	1.700	11/04/13	3,528,136
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.420%
144,600,000	2.420	05/13/14	1,570,038
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.420%
144,600,000	2.420	05/13/14	9,748,195
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.705%
152,400,000	2.705	05/14/14	2,946,700
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.705%
152,400,000	2.705	05/14/14	7,693,701

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.535%
$193,100,000	2.535%	05/22/14	$ 2,686,851
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.535%
193,100,000	2.535	05/22/14	11,856,514
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.958%
78,200,000	2.958	06/10/14	2,301,285
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.958%
78,200,000	2.958	06/10/14	3,179,119
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 1.950%
269,900,000	1.950	10/26/15	3,586,161
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
249,500,000	2.030	10/26/15	3,144,648
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.080%
147,700,000	3.080	06/04/15	4,662,520
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.080%
147,700,000	3.080	06/04/15	9,724,671
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
262,500,000	1.855	11/02/15	3,776,850
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.610%
76,300,000	3.610	02/16/16	4,464,260
Morgan Stanley Capital Services, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.883%
244,600,000	2.883	06/09/14	6,404,142
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.883%
244,600,000	2.883	06/09/14	10,763,745
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.630%
300,200,000	3.630	02/16/16	17,320,459
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.652%
125,800,000	3.652	02/22/16	7,188,476
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.620%
297,700,000	3.620	03/07/16	17,613,867

TOTAL OPTIONS PURCHASED			$ 297,335,333

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS			$ 5,743,838,945

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 19.6%
Certificate of Deposit – 0.4%
Dexia Credit Local
$21,200,000	1.700%	09/06/13	$ 21,227,480

Repurchase Agreement(k) – 19.2%
Joint Repurchase Agreement Account II
1,053,200,000	0.158	07/01/13	1,053,200,000

TOTAL SHORT-TERM INVESTMENTS			$ 1,074,427,480

TOTAL INVESTMENTS – 124.3%			$ 6,818,266,425

LIABILITIES IN EXCESS OF OTHER ASSETS – (24.3)%			(1,334,134,684)

NET ASSETS – 100.0%			$ 5,484,131,741

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $796,799,496, which represents approximately 14.5% of net assets as of June 30, 2013.

(d)	Pay-in-kind securities.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2013.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $1,051,423,359 which represents approximately 19.2% of net assets as of June 30, 2013.

(g)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2013.

(h)	Guaranteed by a foreign government until maturity.

(i)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(j)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2013. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	Joint repurchase agreement was entered into on June 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

CNY	— Chinese Yuan
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of
Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/CZK	09/18/13	$14,760,530	$24,900
	HUF/EUR	09/18/13	12,718,986	91,316
	PLN/EUR	09/18/13	13,777,599	120,298
	USD/CLP	07/12/13	6,473,070	5,930
	USD/EUR	09/18/13	52,331,698	1,341,645
	USD/MYR	07/12/13	30,804,183	295,817
	USD/PLN	09/18/13	13,480,301	193,699
Barclays Bank PLC	CNY/USD	07/12/13	57,998,671	813,671
	CNY/USD	08/22/13	45,375,137	698,137
	EUR/GBP	09/18/13	12,991,339	105,258
	EUR/USD	09/18/13	29,579,975	34,018
	MYR/USD	07/12/13	20,588,934	65,934
	USD/AUD	09/18/13	25,610,848	641,687
	USD/GBP	09/18/13	23,831,416	690,218
	USD/KRW	07/05/13	9,084,688	184,312
	USD/PHP	07/11/13	12,853,838	104,162
	USD/PHP	07/23/13	873,792	16,190
	USD/TRY	09/18/13	54,262,641	1,151,542
	ZAR/USD	09/18/13	10,308,384	106,384
BNP Paribas SA	EUR/GBP	09/18/13	51,014,296	129,880
	SEK/EUR	09/18/13	12,698,152	12,084
	USD/AUD	09/18/13	12,088,173	490,426
	USD/JPY	09/18/13	28,997,109	320,891
	ZAR/USD	09/18/13	6,050,083	288,956
Citibank NA	CNY/USD	07/12/13	25,889,732	376,631
	PHP/USD	07/26/13	28,128,041	244,041
	RUB/USD	07/19/13	13,899,255	17,255
	USD/AUD	09/18/13	91,789,195	3,035,929
	USD/EUR	09/18/13	52,713,216	1,033,351
	USD/JPY	09/18/13	112,209,430	4,060,979
	USD/KRW	07/12/13	25,632,871	284,129
	USD/MYR	07/12/13	43,974,714	83,286
	USD/RUB	07/11/13	25,606,515	310,485
	USD/RUB	07/19/13	12,497,902	261,098
Credit Suisse International (London)	CHF/EUR	09/18/13	25,410,627	39,024
	CLP/USD	07/19/13	14,110,095	156,095
	CNY/USD	08/22/13	9,038,221	9,221
	KRW/USD	08/01/13	29,136,939	175,939
	RUB/USD	07/17/13	29,177,046	52,763
	USD/BRL	07/17/13	37,444,984	4,495,919
	USD/CLP	07/19/13	19,677,254	484,746
	USD/CLP	08/02/13	14,750,100	10,900
	USD/RUB	07/17/13	3,644,760	129,554
	USD/RUB	07/22/13	13,656,931	17,069
Deutsche Bank AG (London)	EUR/JPY	09/18/13	27,367,755	274,684
	EUR/USD	09/18/13	14,518,498	10,174
	HUF/EUR	09/18/13	41,407,017	452,957
	JPY/USD	09/18/13	29,567,409	46,409
	PHP/USD	07/23/13	14,510,507	238,861
	USD/AUD	09/18/13	130,547,983	3,811,809
	USD/BRL	07/17/13	7,159,387	830,049
	USD/HUF	09/18/13	82,070,377	326,909
	USD/JPY	09/18/13	14,330,000	175,000

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Deutsche Bank AG (London) (continued)	USD/KRW	07/05/13	$8,397,822	$153,194
	USD/MXN	07/26/13	28,007,732	241,273
	USD/RUB	07/17/13	29,360,521	1,113,106
	USD/SGD	09/18/13	99,758,277	1,530,882
	ZAR/USD	09/18/13	13,169,435	194,435
HSBC Bank PLC	CNY/USD	07/08/13	45,822,451	831,451
	CNY/USD	07/12/13	34,267,506	493,178
	EUR/SEK	09/18/13	80,971,339	1,041,845
	HUF/EUR	09/18/13	12,544,503	140,049
	SGD/USD	09/18/13	13,997,700	55,700
	USD/AUD	09/18/13	99,014,227	2,059,218
	USD/CNY	08/22/13	52,315,450	67,550
	USD/GBP	09/18/13	25,190,431	740,450
JPMorgan Securities, Inc.	EUR/NOK	09/18/13	14,672,416	81,763
	USD/AUD	09/18/13	10,056,960	519,568
	USD/EUR	09/18/13	76,692,826	1,315,208
	USD/GBP	08/08/13	23,087,811	398,472
	USD/JPY	09/18/13	29,305,873	226,127
	USD/MXN	09/18/13	12,878,176	79,824
	USD/RUB	07/17/13	1,565,307	5,263
Morgan Stanley Capital Services, Inc.	SEK/EUR	09/18/13	9,135,586	156,103
	TRY/USD	09/18/13	28,041,070	157,070
	USD/AUD	09/18/13	14,515,201	254,998
	USD/BRL	07/08/13	23,895,576	1,107,670
	USD/BRL	08/02/13	14,689,577	71,423
	USD/EUR	09/18/13	26,094,233	731,511
	USD/JPY	09/18/13	56,485,106	596,894
	USD/MXN	09/18/13	26,472,168	374,832
Royal Bank of Canada	CAD/USD	09/18/13	28,763,177	48,177
	MXN/USD	07/26/13	42,022,038	370,918
	USD/BRL	07/10/13	18,892,410	1,111,590
	USD/BRL	07/18/13	13,119,272	293,728
	USD/CAD	09/18/13	162,269,573	2,532,427
	USD/KRW	07/05/13	10,752,222	271,010
Royal Bank of Scotland PLC	CNY/USD	08/22/13	30,318,488	378,206
	EUR/SEK	09/18/13	27,213,916	103,647
	EUR/USD	09/18/13	29,539,609	41,003
	USD/AUD	09/18/13	18,427,304	848,133
	USD/CHF	09/18/13	133,631,303	1,289,070
	USD/GBP	09/18/13	26,148,127	655,761
	USD/NZD	09/18/13	27,089,707	58,459
	USD/TRY	09/18/13	12,800,469	157,531
Standard Chartered Bank	USD/AUD	09/18/13	77,955,306	1,834,496
State Street Bank	EUR/CZK	09/18/13	33,196,204	329,949
	EUR/USD	09/18/13	13,974,217	14,461
	MXN/USD	09/18/13	29,046,693	599,693
	NOK/EUR	09/18/13	13,811,454	216,424
	SGD/USD	09/18/13	14,065,825	111,825
	USD/JPY	09/18/13	54,293,831	572,169
	USD/MXN	09/18/13	21,683,992	416,008
	USD/PLN	09/18/13	100,677,677	2,136,903
UBS AG (London)	CHF/USD	09/18/13	14,776,982	10,982
	SEK/EUR	09/18/13	13,817,964	153,665
	USD/BRL	07/12/13	12,499,762	458,238
	USD/BRL	07/18/13	37,750,104	1,199,896
	USD/INR	07/12/13	12,620,286	337,714
	USD/JPY	09/18/13	14,845,291	569,709
	USD/MXN	07/26/13	18,609,017	212,746
	USD/RUB	07/08/13	50,105,652	800,348

TOTAL				$62,246,564

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	EUR/HUF	09/18/13	$13,717,574	$(236,856)
	MXN/USD	09/18/13	89,888,067	(1,554,893)
	USD/PLN	09/18/13	29,087,062	(77,062)
Barclays Bank PLC	AUD/USD	09/18/13	13,652,044	(165,510)
	EUR/USD	09/18/13	292,604,422	(7,049,164)
	HUF/EUR	09/18/13	14,732,044	(30,708)
	MYR/USD	07/08/13	45,045,488	(948,512)
	PLN/EUR	09/18/13	25,391,095	(423,988)
	PLN/USD	09/18/13	13,772,688	(169,312)
	USD/CLP	07/24/13	13,816,989	(142,989)
	USD/CNY	07/08/13	41,356,879	(202,879)
	USD/CNY	08/22/13	41,616,247	(632,247)
	USD/MXN	07/26/13	70,232,531	(1,516,106)
	USD/PHP	07/23/13	13,636,715	(194,715)
	USD/ZAR	09/18/13	14,885,795	(380,795)
BNP Paribas SA	EUR/CZK	09/18/13	14,779,301	(23,819)
	EUR/USD	09/18/13	41,628,375	(253,732)
	MYR/USD	07/12/13	29,364,093	(506,212)
Citibank NA	AUD/USD	09/18/13	40,244,206	(730,108)
	EUR/USD	09/18/13	71,799,376	(801,708)
	ILS/USD	09/18/13	13,542,552	(131,789)
	JPY/EUR	09/18/13	55,442,433	(314,725)
	JPY/USD	09/18/13	50,276,159	(2,220,841)
	KRW/USD	07/15/13	13,832,579	(142,421)
	PHP/USD	07/11/13	27,067,734	(139,884)
	RUB/USD	07/08/13	49,669,451	(1,001,549)
	SEK/EUR	09/18/13	12,500,231	(50,693)
	SGD/USD	09/18/13	13,327,228	(85,772)
	USD/BRL	07/10/13	3,300,130	(41,404)
	USD/ILS	09/18/13	10,943,643	(4,443)
	USD/RUB	07/25/13	14,006,824	(52,824)
Credit Suisse International (London)	AUD/USD	09/18/13	114,691,714	(3,242,560)
	CHF/USD	09/18/13	26,914,601	(433,399)
	EUR/CHF	09/18/13	12,879,425	(23,718)
	EUR/USD	09/18/13	14,777,617	(17,053)
	RUB/USD	07/17/13	2,429,762	(46,268)
	RUB/USD	07/25/13	41,688,434	(138,566)
	USD/CLP	08/02/13	14,763,966	(2,966)
Deutsche Bank AG (London)	AUD/EUR	09/18/13	14,708,606	(152,866)
	AUD/USD	09/18/13	76,598,739	(2,285,271)
	CAD/USD	09/18/13	13,942,585	(11,415)
	EUR/USD	09/18/13	44,358,894	(934,675)
	JPY/USD	09/18/13	38,119,518	(772,482)
	KRW/USD	07/05/13	40,321,170	(448,830)
	MXN/USD	09/18/13	38,546,359	(953,141)
	NZD/USD	09/18/13	27,575,158	(6,687)
	PLN/EUR	09/18/13	63,244,661	(887,139)
	RUB/USD	07/17/13	2,963,781	(58,540)
	USD/CNH	09/18/13	26,844,153	(18,153)
	USD/MXN	09/18/13	53,941,912	(611,114)
	USD/NZD	09/18/13	28,340,321	(95,654)
	USD/PHP	07/11/13	14,213,896	(208,767)
	USD/PLN	09/18/13	14,769,311	(8,311)
HSBC Bank PLC	BRL/USD	07/18/13	50,294,729	(2,371,271)
	CNY/USD	08/22/13	11,903,488	(20,511)
	GBP/EUR	09/18/13	51,051,727	(370,372)
	SEK/EUR	09/18/13	3,509,024	(12,866)
	USD/CNH	09/18/13	27,429,773	(81,773)
	USD/CNY	07/08/13	47,789,457	(361,457)
	USD/CNY	07/12/13	91,424,373	(779,373)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

JPMorgan Securities, Inc.	EUR/CHF	09/18/13	$12,472,808	$(27,265)
	EUR/SEK	09/18/13	10,257,826	(101,388)
	EUR/USD	08/07/13	11,996,120	(18,597)
	EUR/USD	09/18/13	78,014,465	(1,418,711)
	INR/USD	07/12/13	12,765,796	(192,204)
	JPY/USD	09/18/13	96,506,482	(1,040,018)
	MXN/USD	09/18/13	25,769,231	(394,769)
	NZD/USD	09/18/13	28,872,776	(322,349)
	SEK/EUR	09/18/13	34,679,025	(182,225)
	SGD/USD	09/18/13	50,533,763	(761,237)
	USD/MXN	07/26/13	6,489,978	(225,280)
	USD/ZAR	09/18/13	5,937,566	(176,439)
Merrill Lynch International Bank Ltd.	ILS/USD	09/18/13	11,081,395	(72,605)
Morgan Stanley Capital Services, Inc.	AUD/EUR	09/18/13	57,907,322	(869,912)
	AUD/USD	09/18/13	121,219,964	(4,346,028)
	BRL/USD	07/10/13	22,171,765	(1,584,583)
	TRY/USD	09/18/13	5,072,339	(154,107)
	USD/ILS	09/18/13	13,680,304	(6,304)
Royal Bank of Canada	BRL/USD	07/12/13	12,672,774	(512,226)
	CAD/USD	09/18/13	52,382,338	(847,661)
	EUR/USD	09/18/13	26,143,713	(698,766)
	MXN/USD	07/26/13	7,682,913	(201,494)
Royal Bank of Scotland PLC	AUD/USD	09/18/13	12,792,824	(453,518)
	GBP/EUR	09/18/13	24,951,695	(137,034)
	NZD/USD	09/18/13	14,244,519	(175,485)
	TRY/USD	09/18/13	63,534,458	(1,323,542)
	USD/TRY	09/18/13	42,473,320	(340,319)
State Street Bank	EUR/PLN	09/18/13	13,493,378	(12,659)
	EUR/USD	09/18/13	13,776,297	(114,079)
	GBP/USD	09/18/13	55,807,553	(1,144,068)
	JPY/EUR	09/18/13	27,783,067	(272,250)
	JPY/USD	09/18/13	26,916,183	(431,817)
	USD/MXN	09/18/13	68,274,103	(561,795)
UBS AG (London)	BRL/USD	07/08/13	23,895,576	(1,440,424)
	CHF/USD	09/18/13	118,420,731	(3,236,269)
	EUR/CHF	09/18/13	25,090,908	(116,487)
	GBP/CHF	09/18/13	27,024,238	(141,878)
	RUB/USD	07/15/13	25,572,652	(377,348)
	RUB/USD	07/22/13	13,867,410	(14,590)
	SEK/EUR	09/18/13	17,943,041	(124,435)
	USD/BRL	07/24/13	17,861,613	(352,613)
	USD/EUR	08/07/13	320,789,461	(290,462)
	USD/MXN	07/26/13	8,496,235	(300,890)
	USD/RUB	08/01/13	14,790,722	(29,722)
	USD/ZAR	09/18/13	13,281,953	(18,324)

TOTAL				$(61,147,034)

FORWARD SALES CONTRACTS — At June 30, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(f)	Settlement Date	Principal Amount	Value

FNMA	4.500%	TBA-30yr	08/12/13	$(8,000,000)	$(8,453,125)
FNMA	5.000	TBA-30yr	07/15/13	(7,000,000)	(7,535,937)
FNMA	5.000	TBA-30yr	08/12/13	(10,000,000)	(10,752,344)

TOTAL (Proceeds Receivable: $26,898,047)					$(26,741,406)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

French 10 Year Government Bonds	(190)	September 2013	$(32,761,605)	$683,227
Italian 10 Year Government Bonds	(509)	September 2013	(72,660,715)	1,818,772
Ultra Long U.S. Treasury Bonds	(1,142)	September 2013	(168,230,875)	(124,107)
10 Year German Euro-Bund	502	September 2013	92,473,134	(1,597,733)
2 Year U.S. Treasury Notes	(2,696)	September 2013	(593,120,000)	(298,171)
5 Year U.S. Treasury Notes	(5,706)	September 2013	(690,693,469)	3,175,508
10 Year U.S. Treasury Notes	(7,158)	September 2013	(905,934,375)	(375,672)
20 Year U.S. Treasury Bonds	6,327	September 2013	859,483,406	(9,126,386)

TOTAL				$(5,844,562)

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	BRL	142,780		01/02/15	8.150%	1 month Brazilian Interbank Deposit Average	$—	$(1,294,629)
		159,050		01/02/15	8.200	1 month Brazilian Interbank Deposit Average	—	(1,387,374)
		59,380		01/04/21	11.135	1 month Brazilian Interbank Deposit Average	—	80,016
	CAD	71,760	(a)	12/20/22	3.000	6 month CDOR	(896,979)	(893,118)
		$33,850	(a)	12/20/22	3.000	3 month LIBOR	(53,762)	(1,233,912)
	CAD	48,600	(a)	09/15/25	3.040	6 month CDOR	—	(1,896,851)
		18,200	(a)	09/22/25	2.910	6 month CDOR	—	(903,774)
		34,200	(a)	10/03/25	2.740	6 month CDOR	—	(2,176,866)
		12,300	(a)	10/06/25	2.790	6 month CDOR	—	(735,256)
		29,900	(a)	11/26/25	2.820	6 month CDOR	—	(1,782,585)
		24,400	(a)	12/22/25	2.910	6 month CDOR	—	(1,307,921)
		19,600	(a)	01/02/26	2.960	6 month CDOR	—	(983,770)
		17,100	(a)	02/09/26	3.100	6 month CDOR	—	(697,102)
		13,600	(a)	05/04/26	2.810	6 month CDOR	—	(906,986)
		38,200	(a)	06/29/26	3.725	6 month CDOR	—	75,833
		2,700		06/27/33	6 month CDOR	3.475%	—	(27,242)
		28,000	(a)	09/14/35	6 month CDOR	3.108	—	2,116,805
		10,500	(a)	09/20/35	6 month CDOR	2.985	—	967,720
		19,500	(a)	10/03/35	6 month CDOR	2.825	—	2,220,026
		7,000	(a)	10/04/35	6 month CDOR	2.875	—	767,051
		17,300	(a)	11/26/35	6 month CDOR	2.910	—	1,832,579
		14,300	(a)	12/20/35	6 month CDOR	3.000	—	1,315,639
		11,400	(a)	01/02/36	6 month CDOR	3.045	—	983,826
		10,000	(a)	02/07/36	6 month CDOR	3.212	—	648,766
		7,900	(a)	05/02/36	6 month CDOR	2.965	—	799,472
		22,500	(a)	06/27/36	6 month CDOR	3.780	—	(153,825)
		4,700		06/22/43	6 month CDOR	3.230	—	57,344
Barclays Bank PLC	BRL	255,410		01/02/15	8.157	1 month Brazilian Interbank Deposit Average	—	(2,304,425)
	NOK	233,960		06/19/18	6 month NIBOR	2.500	31,320	144,004
	CHF	324,660	(a)	12/20/22	1.750	6 month CHFOR	(3,675,921)	(3,876,528)
	AUD	41,470	(a)	12/20/22	6 month AUDOR	4.500	561,476	334,538
	CHF	81,790	(a)	12/20/22	6 month CHFOR	1.750	378,370	1,531,365

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Barclays Bank PLC (continued)	GBP	15,670	(a)	12/20/22	3.000%	6 month BP	$(98,807)	$(478,836)
	AUD	45,140	(a)	12/20/22	4.500	6 month AUDOR	(1,133,374)	158,064
		$38,560	(a)	12/20/22	3.000	3 month LIBOR	(540,219)	(926,627)
	NOK	618,910	(a)	12/20/22	6 month NIBOR	4.000%	(480,691)	247,334
		$64,070	(a)	12/20/22	3 month LIBOR	3.000	738,415	1,698,846
	SEK	489,610	(a)	12/20/22	3 month STIBOR	2.750	284,942	1,438,538
	NOK	112,680	(a)	12/20/22	4.000	6 month NIBOR	(101,212)	143,697
	SEK	173,530	(a)	12/20/22	2.750	3 month STIBOR	(356,863)	(253,982)
	JPY	2,274,090	(a)	12/20/22	6 month JYOR	1.250	(70,784)	293,146
		11,139,200	(a)	12/20/22	1.250	6 month JYOR	784,225	(1,873,425)
	KRW	16,826,730		05/10/23	3 month KWCDC	2.735	—	669,011
		19,262,500		05/22/23	3 month KWCDC	2.830	—	631,302
		19,262,500		05/22/23	3 month KWCDC	2.840	—	616,783
	MXN	193,210		11/05/32	6.747	Mexico Interbank TIIE 28 Days	(2,291)	(1,306,627)
BNP Paribas	BRL	42,280		01/04/21	10.550	1 month Brazilian Interbank Deposit Average	—	(321,016)
	NOK	262,060	(a)	12/20/22	6 month NIBOR	4.000	(334,236)	235,427
Citibank NA	BRL	101,460		01/02/15	8.518	1 month Brazilian Interbank Deposit Average	—	(669,770)
		176,650		01/02/15	8.150	1 month Brazilian Interbank Deposit Average	—	(1,601,739)
	NZD	160,970	(a)	12/18/18	3 month NZDOR	3.500	2,451,153	861,588
	CHF	1,590	(a)	12/20/22	1.750	6 month CHFOR	12,001	(49,127)
		$50,920	(a)	12/20/22	3.000	3 month LIBOR	353,595	(2,290,623)
	EUR	20,020	(a)	12/20/22	6 month EURO	3.000	(435,403)	141,468
	GBP	25,080	(a)	12/20/22	3.000	6 month BP	(150,610)	(773,912)
	AUD	115,200	(a)	12/20/22	4.500	6 month AUDOR	(2,386,504)	(102,546)
		136,390	(a)	12/20/22	6 month AUDOR	4.500	1,707,100	1,239,789
	SEK	116,430	(a)	12/20/22	2.750	3 month STIBOR	(46,716)	(363,130)
	ZAR	134,640	(a)	05/31/23	8.900	3 month JIBAR	—	(148,476)
	NZD	8,340	(a)	12/18/23	3 month NZDOR	4.000	192,286	137,033
		$40,900	(a)	02/18/26	3.145	3 month LIBOR	—	(1,970,112)
		32,400	(a)	02/23/26	3.133	3 month LIBOR	—	(1,605,718)
		29,500	(a)	02/24/26	3.125	3 month LIBOR	—	(1,483,042)
		30,600	(a)	02/24/26	3.070	3 month LIBOR	—	(1,680,699)
Credit Suisse International (London)	NZD	57,960	(a)	12/18/18	3 month NZDOR	3.500	1,084,014	101,648
	CHF	22,300	(a)	03/07/22	1.598	6 month CHFOR	—	(483,501)
	EUR	16,540	(a)	12/20/22	6 month EURO	3.000	(431,890)	189,048
	NZD	5,720	(a)	12/20/22	3 month NZDOR	4.500	(10,645)	122,007
	CHF	392,090	(a)	12/20/22	6 month CHFOR	1.750	1,015,264	8,139,748
		$8,230	(a)	12/20/22	3.000	3 month LIBOR	37,590	(350,664)
	CHF	337,000	(a)	12/20/22	1.750	6 month CHFOR	(1,743,210)	(6,125,492)
	GBP	22,380	(a)	12/20/22	3.000	6 month BP	(20,658)	(804,334)
	AUD	26,780	(a)	12/20/22	4.500	6 month AUDOR	(857,977)	279,360
		84,250	(a)	12/20/22	6 month AUDOR	4.500	(241,720)	2,062,054
	CAD	39,730	(a)	12/20/22	6 month CDOR	3.000	(425,671)	1,416,761
		$67,490	(a)	12/20/22	3 month LIBOR	3.000	1,020,309	1,547,051
	EUR	70,600	(a)	12/20/22	3.000	6 month EURO	2,157,704	(1,121,148)
	GBP	93,450	(a)	12/20/22	6 month BP	3.000	(695,358)	4,140,201
	SEK	124,380	(a)	12/20/22	2.750	3 month STIBOR	(224,087)	(213,743)
		126,640	(a)	12/20/22	3 month STIBOR	2.750	(61,178)	506,965
	JPY	9,624,410	(a)	12/20/22	1.250	6 month JYOR	(845,714)	(95,368)
	NZD	92,010	(a)	12/18/23	3 month NZDOR	4.000	2,230,185	1,402,988
	CHF	8,100	(a)	03/08/32	6 month CHFOR	1.908	—	418,443

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Deutsche Bank Securities, Inc.	BRL	49,360		01/02/15	8.170%	1 month Brazilian Interbank Deposit Average	$—	$(438,581)
		110,210		01/02/15	8.150	1 month Brazilian Interbank Deposit Average	—	(999,307)
		$5,100		02/27/15	3 month LIBOR	1.414%	—	(105,300)
		112,200	(a)	10/30/17	1.530	3 month LIBOR	—	(1,419,790)
		121,500	(a)	10/30/17	1.450	3 month LIBOR	—	(1,726,892)
	CHF	93,340	(a)	12/20/22	6 month CHFOR	1.750	835,311	1,344,109
		24,940	(a)	12/20/22	1.750	6 month CHFOR	(327,642)	(254,689)
	AUD	106,250	(a)	12/20/22	6 month AUDOR	4.500	919,965	1,375,707
	CAD	40,070	(a)	12/20/22	3.000	6 month CDOR	(486,103)	(513,468)
	NOK	383,410	(a)	12/20/22	6 month NIBOR	4.000	(321,635)	177,072
	JPY	6,135,350	(a)	12/20/22	6 month JYOR	1.250	(31,529)	631,449
		3,866,800	(a)	12/20/22	1.250	6 month JYOR	134,686	(512,785)
	KRW	19,262,510		05/15/23	3 month KWCDC	2.815	—	651,263
	MXN	190,040	(a)	06/12/23	8.290	Mexico Interbank TIIE 28 Days	—	266,650
	NZD	74,970	(a)	12/18/23	3 month NZDOR	4.000	1,387,927	1,572,392
HSBC Bank PLC	BRL	29,920		01/04/21	10.880	1 month Brazilian Interbank Deposit Average	—	(76,205)
		30,410		01/04/21	11.030	1 month Brazilian Interbank Deposit Average	—	(7,184)
		58,910		01/04/21	10.615	1 month Brazilian Interbank Deposit Average	—	(388,654)
JPMorgan Securities, Inc.		83,100		01/02/15	8.155	1 month Brazilian Interbank Deposit Average	—	(750,868)
		152,040		01/02/15	8.220	1 month Brazilian Interbank Deposit Average	—	(1,306,957)
		$117,900	(a)	11/06/17	1.355	3 month LIBOR	—	(1,934,032)
	NOK	53,610		06/19/18	6 month NIBOR	2.500	25,169	15,005
	BRL	86,420		01/04/21	10.623	1 month Brazilian Interbank Deposit Average	—	(559,341)
		171,040		01/04/21	10.527	1 month Brazilian Interbank Deposit Average	—	(1,360,554)
	EUR	34,040	(a)	12/20/22	6 month EURO	3.000	(878,864)	379,086
	GBP	20,520	(a)	12/20/22	3.000	6 month BP	(38,913)	(717,515)
	AUD	22,240	(a)	12/20/22	6 month AUDOR	4.500	480,794	(270)
		22,360	(a)	12/20/22	4.500	6 month AUDOR	(294,351)	(188,767)
	NOK	196,520	(a)	12/20/22	4.000	6 month NIBOR	(115,480)	189,577
		125,190	(a)	12/20/22	6 month NIBOR	4.000	(132,042)	84,839
	JPY	1,989,220	(a)	12/20/22	6 month JYOR	1.250	45,495	149,012
	NZD	8,330	(a)	12/18/23	3 month NZDOR	4.000	181,903	147,022
		$28,400	(a)	02/18/26	3.110	3 month LIBOR	—	(1,452,126)
Morgan Stanley Capital Services, Inc.	BRL	235,020		01/02/15	8.095	1 month Brazilian Interbank Deposit Average	—	(2,218,780)
	NOK	153,580		06/19/18	6 month NIBOR	2.500	65,888	49,200
	BRL	28,030		01/04/21	10.920	1 month Brazilian Interbank Deposit Average	—	(54,249)
	GBP	9,800	(a)	12/20/22	3.000	6 month BP	(192,063)	(169,194)
	NZD	28,190	(a)	12/20/22	3 month NZDOR	4.500	(67,568)	616,394
		33,910	(a)	12/20/22	4.500	3 month NZDOR	(418,337)	(241,850)
	AUD	36,440	(a)	12/20/22	6 month AUDOR	4.500	179,333	608,002
	NOK	66,750	(a)	12/20/22	6 month NIBOR	4.000	24,418	(49,585)
	JPY	14,231,750	(a)	12/20/22	6 month JYOR	1.250	(69,702)	1,461,294
	KRW	36,546,310		06/27/23	3 month KWCDC	3.413	—	(382,232)
		$112,300	(a)	02/18/26	3.130	3 month LIBOR	—	(5,551,944)
		46,900	(a)	02/24/26	3.152	3 month LIBOR	—	(2,250,675)
		113,900	(a)	03/09/26	3.120	3 month LIBOR	—	(5,868,447)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Royal Bank of Canada	CAD	221,860	(a)	12/20/22	3.000%	6 month CDOR	$(3,083,543)	$(2,453,972)
	AUD	25,040	(a)	12/20/22	4.500	6 month AUDOR	(277,402)	(263,620)
	CAD	36,940	(a)	12/20/22	6 month CDOR	3.000%	(430,722)	1,352,213
		30,300	(a)	09/15/25	2.913	6 month CDOR	—	(1,489,096)
		8,800	(a)	09/22/25	2.877	6 month CDOR	—	(460,078)
		5,500	(a)	10/06/25	2.780	6 month CDOR	—	(333,128)
		76,100	(a)	05/11/26	3.000	6 month CDOR	—	(3,973,915)
		35,600	(a)	06/25/26	3.780	6 month CDOR	—	223,129
		17,600	(a)	09/14/35	6 month CDOR	2.990	—	1,607,581
		5,100	(a)	09/21/35	6 month CDOR	2.950	—	493,929
		3,200	(a)	10/04/35	6 month CDOR	2.860	—	357,127
		44,400	(a)	05/12/36	6 month CDOR	3.130	—	3,432,623
		21,400	(a)	06/25/36	6 month CDOR	3.820	—	(257,207)

TOTAL							$(4,167,538)	$(30,489,119)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013. CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	EUR	7,452,200	(a)	03/18/15	0.700%	3 month EURO	$(2,109,676)	$3,840,183
		2,604,930	(a)	06/05/15	0.600	6 month EURO	(2,677,952)	(2,175,844)
	CAD	586,110	(a)	06/25/15	6 month CDOR	1.800%	(19,142)	(81,897)
	EUR	886,550	(a)	06/29/15	0.850	6 month EURO	347,635	643,747
	NOK	1,145,860	(a)	06/30/15	3 month NIBOR	2.000	13,558	17,001
	JPY	263,516,870	(a)	06/30/15	6 month JYOR	0.300	954,193	(990,594)
		$1,146,400	(a)	12/18/15	3 month LIBOR	0.500	3,826,398	945,836
	GBP	436,560	(a)	06/26/16	1.650	6 month BP	523,208	976,071
		$86,600	(a)	12/19/16	0.500	3 month LIBOR	(873,926)	(667,909)
		478,040	(a)	12/18/18	1.000	3 month LIBOR	(12,011,514)	(7,687,559)
	GBP	76,460	(a)	12/18/18	1.000	6 month BP	(3,990,020)	(377,900)
	CAD	62,400	(a)	12/18/18	1.750	6 month CDOR	(989,420)	(951,684)
	SEK	638,320	(a)	12/18/18	3 month STIBOR	1.750	2,339,719	412,240
	AUD	120,210	(a)	12/18/18	6 month AUDOR	3.500	(935,453)	2,286,306
	EUR	5,520	(a)	12/18/18	6 month EURO	1.000	857	140,996
	NOK	581,530	(a)	12/18/18	6 month NIBOR	2.750	(273,338)	389,685
		$74,100	(a)	05/07/19	1.973	3 month LIBOR	222	(1,763,743)
	JPY	19,439,400	(a)	04/24/20	0.610	6 month JYOR	124,019	(2,585,343)
		$73,500		06/19/20	1.250	3 month LIBOR	(1,006,975)	(3,278,526)
		842,100	(a)	12/18/20	3 month LIBOR	1.500	20,233,952	29,038,245
	CHF	124,880	(a)	04/25/22	1.480	6 month CHFOR	(965,551)	(2,723,343)
		$57,360	(a)	12/20/22	3.000	3 month LIBOR	(1,078,495)	(1,103,514)
	GBP	177,060	(a)	12/20/22	3.000	6 month BP	(5,176,443)	(1,350,510)
	EUR	365,830	(a)	12/20/22	6 month EURO	3.000	(10,469,301)	5,098,153
	JPY	1,892,350	(a)	12/20/22	6 month JYOR	1.250	238,913	(53,877)
		$21,500	(a)	11/07/23	3 month LIBOR	1.983	172	1,670,305
	EUR	467,540	(a)	12/18/23	1.750	6 month EURO	(14,577,045)	(7,337,067)
		$188,690	(a)	12/18/23	2.000	3 month LIBOR	(12,550,647)	(2,554,100)
	SEK	289,030	(a)	12/18/23	2.250	3 month STIBOR	(1,151,557)	(1,073,170)
		$285,150	(a)	12/18/23	3 month LIBOR	2.000	21,998,112	828,316
	AUD	56,990	(a)	12/18/23	4.000	6 month AUDOR	(626,747)	(1,281,837)
	GBP	29,130	(a)	12/18/23	6 month BP	2.000	2,770,751	120,101
	CAD	11,490	(a)	12/18/23	6 month CDOR	2.250	567,223	263,289
	JPY	27,917,540	(a)	12/18/23	6 month JYOR	0.750	10,043,788	(439,681)
		$97,800	(a)	06/11/24	3 month LIBOR	2.733	782	3,052,015
		25,000	(a)	06/12/24	3 month LIBOR	2.808	200	615,198

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	JPY	31,093,310	(a)	04/24/25	6 month JYOR	1.030%	$287,808	$9,765,225
		53,910,000	(a)	05/09/25	6 month JYOR	1.650	692,507	5,780,716
		$74,300	(a)	03/24/26	3.090%	3 month LIBOR	594	(4,089,390)
		54,700	(a)	03/31/26	3.070	3 month LIBOR	875	(3,124,557)
		153,000	(a)	05/24/26	3.150	3 month LIBOR	1,224	(8,227,865)
	JPY	33,064,000	(a)	05/09/27	1.880	6 month JYOR	(655,558)	(4,946,752)
		$461,500	(a)	12/18/28	3 month LIBOR	2.500	19,564,967	26,168,946
	JPY	15,980,940	(a)	04/24/30	1.480	6 month JYOR	(49,095)	(6,206,191)
	CHF	45,820	(a)	04/25/32	6 month CHFOR	1.840	(142,464)	3,009,941
		$41,100	(a)	12/18/43	3 month LIBOR	3.000	541,051	3,623,403

TOTAL							$12,742,409	$33,613,065

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$9,650	(1.000)%	06/20/14	0.144%	$(34,430)	$(50,135)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	20,200	(1.000)	06/20/14	0.144	(76,254)	(100,764)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	54,000	(1.000)	06/20/14	0.144	(211,647)	(261,569)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	18,100	(1.000)	06/20/14	0.144	(60,189)	(98,425)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	31,800	1.000	06/20/16	0.484	26,971	467,800
	Tranches of Commercial Mortgage-Backed Index AAA Series 3	5,600	0.080	12/13/49	1.351	(185,073)	(44,844)
	Tranches of Commercial Mortgage-Backed Index AAA Series 4	56,800	0.350	02/17/51	1.433	(1,738,689)	(529,760)
Barclays Bank PLC	Federative Republic of Brazil, 12.250% 03/06/30	31,000	1.000	09/20/23	2.295	(3,118,386)	(180,239)
Citibank NA	Tranches of Commercial Mortgage-Backed Index AAA Series 4	43,100	0.350	02/17/51	1.433	(1,263,529)	(457,790)
Credit Suisse International (London)	Tranches of Commercial Mortgage-Backed Index AAA Series 4	32,700	0.350	02/17/51	1.433	(1,101,337)	(204,755)
Deutsche Bank Securities, Inc.	Tranches of Commercial Mortgage-Backed Index AAA Series 4	15,300	0.350	02/17/51	1.433	(515,474)	(95,633)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	25,625	1.000	06/20/16	0.484	20,776	377,920
	Tranches of Commercial Mortgage-Backed Index AAA Series 4	23,100	0.350	02/17/51	1.433	(714,786)	(206,751)

TOTAL						$(8,972,047)	$(1,384,945)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America High Yield Index 20	$516,275	(5.000)%	06/20/18	4.299%	$(17,934,306)	$1,821,541
CDX North America Investment Grade Index 20	1,599,975	(1.000)	06/20/18	0.874	(9,610,017)	(417,009)

TOTAL					$(27,544,323)	$1,404,532

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TOTAL RETURN SWAP CONTRACTS

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments made (received)	Unrealized Gain (Loss)

Bank of America Securities LLC	$5,297	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 5.000%, Series 10	01/12/41	One month LIBOR	$176,123	$(38,524)
	81,019	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 6.000%, Series 8	01/12/39	One month LIBOR	147,501	1,077,087
Citibank NA	35,990	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.500%, Series 10	01/12/41	One month LIBOR	(763,575)	335,349
	23,398	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 4.500%, Series 10	01/12/41	One month LIBOR	(107,566)	(493,936)
	76,530	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	162,497	714,073
Credit Suisse International (London)	17,975	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 4.000%, Series 10	01/12/41	One month LIBOR	(264,142)	(94,906)
	67,339	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 4.500%, Series 10	01/12/41	One month LIBOR	(1,367,016)	(506,802)
	9,368	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 5.000%, Series 10	01/12/41	One month LIBOR	330,275	(86,942)
Deutsche Bank Securities, Inc.	34,814	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	(427,867)	549,201
JPMorgan Securities, Inc.	63,832	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 4.500%, Series 10	01/12/41	One month LIBOR	(1,768,695)	127,635

TOTAL					$(3,882,465)	$1,582,235

#	The fund receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars.)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At June 30, 2013, the Fund had the following written swaptions:

INTEREST RATE SWAPTION CONTRACTS

Counterparty	Description	Notional Amount (000s)	Expiration Date	Strike Price	Market Value	Premiums Received

Deutsche Bank Securities, Inc.	Call - OTC - 10 year Interest Rate Swap for the obligation to pay a fixed rate of 2.885% versus the 3 month LIBOR maturing on November 6, 2023	$140,600	11/04/2013	2.885%	$(2,951,222)	$(1,298,207)

For the period ended June 30, 2013, the Fund had the following written swaptions activity:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2013	$281,200	$1,579,407

Contracts Expired	(140,600)	(281,200)

Contracts Outstanding June 30, 2013	$140,600	$1,298,207

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$6,768,415,057

Gross unrealized gain	164,317,741
Gross unrealized loss	(114,466,373)

Net unrealized security gain	$49,851,368

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – 51.2%
Australian Dollar – 2.3%
Commonwealth of Australia
AUD	110,000	4.750%	10/21/15	$ 105,267
	100,000	5.250	03/15/19	101,028
	60,000	5.500	04/21/23	62,615

				268,910

Brazilian Real – 0.5%
Brazil Notas do Tesouro Nacional
BRL	108,041	6.000	08/15/50	53,290

British Pound – 4.0%
United Kingdom Treasury
GBP	170,000	2.000	01/22/16	267,503
	40,000	4.750	03/07/20	72,063
	70,000	4.250	12/07/40	120,622

				460,188

Canadian Dollar – 1.9%
Government of Canada
CAD	100,000	1.500	09/01/17	94,167
	50,000	3.750	06/01/19	52,181
	40,000	5.750	06/01/33	54,602
	20,000	4.000	06/01/41	23,001

				223,951

Chilean Peso – 0.2%
Bonos del Banco Central de Chile en Pesos
CLP	10,000,000	6.000	03/01/22	20,476

Colombian Peso – 2.0%
Republic of Colombia
COP	196,300,000	8.000	10/28/15	108,177
	207,700,000	7.000	05/04/22	108,565
	15,600,000	10.000	07/24/24	10,210
	14,200,000	6.000	04/28/28	6,543

				233,495

Czech Koruna – 0.1%
Government of Czech Republic
CZK	300,000	3.850	09/29/21	16,718

Danish Krone – 0.7%
Kingdom of Denmark
DKK	300,000	3.000	11/15/21	58,474
	80,000	4.500	11/15/39	19,663

				78,137

Euro – 17.1%
Federal Republic of Germany
EUR	100,000	2.000	02/26/16	136,107
	330,000	1.500	09/04/22	425,635
	50,000	4.000	01/04/37	83,039
	60,000	2.500	07/04/44	78,426
Government of Finland
	20,000	1.625	09/15/22	25,424

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
Government of France
EUR	110,000	1.000%	05/25/18	$ 141,749
	40,000	4.500	04/25/41	63,375
Kingdom of Belgium
	20,000	3.500	06/28/17	28,384
	30,000	3.000	09/28/19	41,861
	6,000	4.000	03/28/32	8,548
Kingdom of The Netherlands(a)
	100,000	3.750	07/15/14	134,980
	50,000	4.500	07/15/17	74,499
	50,000	2.250	07/15/22	66,840
	20,000	3.750	01/15/42	31,789
Republic of Austria(a)
	30,000	4.300	09/15/17	44,477
	20,000	3.400	11/22/22	29,108
	5,000	3.150	06/20/44	6,880
Republic of Italy
	100,000	3.750	08/01/15	134,005
	70,000	4.750	06/01/17	96,177
	80,000	5.250	08/01/17	112,124
	110,000	5.500	11/01/22	153,624
	12,000	5.750	02/01/33	17,172
Republic of Slovenia
	38,000	4.625	09/09/24	41,456

				1,975,679

Japanese Yen – 5.2%
Government of Japan
JPY	16,000,000	0.400	06/20/16	162,485
	14,000,000	0.200	09/20/17	140,922
	13,250,000	0.800	09/20/22	133,538
	12,000,000	1.700	09/20/32	121,286
	4,500,000	1.900	09/20/42	46,073

				604,304

Mexican Peso – 2.1%
United Mexican States
MXN	130,800	6.250	06/16/16	10,584
	224,400	7.500	06/03/27	19,340
	256,600	8.500	05/31/29	23,492
	476,300	7.750	05/29/31	40,287
	88,800	10.000	11/20/36	9,146
	308,700	8.500	11/18/38	27,773
	114,386	4.000	11/15/40	9,724
	1,287,500	7.750	11/13/42	107,318

				247,664

Norwegian Krone – 1.9%
Kingdom of Norway
NOK	400,000	5.000	05/15/15	70,138
	200,000	4.250	05/19/17	36,060
	400,000	4.500	05/22/19	74,747
	220,000	2.000	05/24/23	34,519

				215,464

Peruvian Nuevo Sol – 0.5%
Peru Government Bond
PEN	152,000	6.950	08/12/31	56,803

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Polish Zloty – 1.4%
Poland Government Bond
PLN	280,000	3.750%	04/25/18	$ 84,451
	266,625	2.750	08/25/23	81,768

				166,219

Russian Ruble – 3.8%
Russian Federation Bond
RUB	700,000	7.500	02/27/19	21,657
	13,100,000	7.600	07/20/22	403,526
	400,000	7.050	01/19/28	11,246

				436,429

Singapore Dollar – 0.5%
Republic of Singapore
SGD	75,000	3.125	09/01/22	62,480

South African Rand – 1.5%
Republic of South Africa
ZAR	500,000	8.000	12/21/18	52,673
	500,000	7.250	01/15/20	50,384
	200,000	10.500	12/21/26	24,539
	510,000	7.000	02/28/31	44,820

				172,416

Swedish Krona – 1.6%
Kingdom of Sweden
SEK	700,000	3.000	07/12/16	109,633
	350,000	3.500	06/01/22	58,084
	100,000	3.500	03/30/39	16,470

				184,187

Swiss Franc – 1.7%
Swiss Confederation
CHF	60,000	3.000	01/08/18	71,151
	70,000	2.000	05/25/22	80,765
	30,000	3.500	04/08/33	42,652

				194,568

Thai Baht – 0.2%
Kingdom of Thailand
THB	300,000	3.875	06/13/19	9,889
Thailand Government Bond
	250,000	3.650	12/17/21	8,057
	300,000	3.775	06/25/32	8,715

				26,661

Turkish Lira – 2.0%
Republic of Turkey
TRY	400,000	10.000	12/04/13	209,721
Turkey Government Bond
	40,000	8.500	09/14/22	20,719

				230,440

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$ 5,928,479

Principal Amount		Interest Rate	Maturity Date	Value
Structured Note – 1.1%
Notas do Tesouro Nacional (Issuer Deutsche Bank AG (London))
BRL	106,000	6.000%	08/15/50	$ 121,393

U.S. Treasury Obligations – 41.7%
United State Treasury Bill(b)(c)
	$2,520,000	0.000%	01/09/14	$ 2,519,194
United States Treasury Bonds
	880,000	5.500	08/15/28	1,145,047
	330,000	2.750	11/15/42	284,325
United States Treasury Inflation Protected Securities
	53,150	1.125	01/15/21	56,936
United States Treasury Notes
	830,000	0.250	01/31/15	829,809

TOTAL U.S. TREASURY OBLIGATIONS				$ 4,835,311

TOTAL INVESTMENTS – 94.0%				$10,885,183

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.0%				698,275

NET ASSETS – 100.0%				$11,583,458

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $388,573, which represents approximately 3.4% of net assets as of June 30, 2013.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	CNY/USD	08/22/13	$153,038	$2,017
	EUR/CZK	09/18/13	23,398	40
	HUF/EUR	09/18/13	23,438	168
	PLN/EUR	09/18/13	23,438	205
	USD/CLP	07/12/13	11,989	11
	USD/COP	07/17/13	35,816	456
	USD/EUR	09/18/13	96,356	2,470
	USD/MYR	07/12/13	58,439	561
	USD/PLN	09/18/13	23,660	340
Barclays Bank PLC	CNY/USD	08/22/13	204,141	3,142
	EUR/GBP	09/18/13	24,541	199
	EUR/SEK	09/18/13	46,738	138
	EUR/USD	09/18/13	48,178	55
	MYR/USD	07/12/13	33,106	106
	USD/AUD	09/18/13	22,453	846
	USD/COP	07/17/13	97,916	3,528
	USD/EUR	09/18/13	144,534	2,466
	USD/GBP	08/08/13	13,939	235
	USD/GBP	09/18/13	97,290	2,588
	USD/MXN	07/26/13	41,334	506
	USD/MYR	07/08/13	49,595	1,139
	USD/NZD	09/18/13	48,545	31
	USD/PHP	07/11/13	24,799	201
	ZAR/USD	09/18/13	24,250	250
BNP Paribas SA	EUR/GBP	09/18/13	94,812	242
	SEK/EUR	09/18/13	23,438	22
	USD/JPY	09/18/13	47,475	525
	ZAR/USD	09/18/13	11,672	557
Citibank NA	BRL/USD	07/10/13	15,817	199
	CNY/USD	07/12/13	107,433	1,563
	PHP/USD	07/26/13	48,420	420
	RUB/USD	07/17/13	37,112	128
	RUB/USD	07/19/13	24,030	30
	USD/AUD	09/18/13	151,841	5,720
	USD/EUR	09/18/13	96,356	1,889
	USD/JPY	09/18/13	93,581	2,419
	USD/KRW	07/12/13	48,463	537
	USD/MYR	07/12/13	83,841	159
	USD/RUB	07/11/13	48,413	587
	USD/RUB	07/19/13	24,488	512
	USD/TRY	09/18/13	22,091	527
Credit Suisse International (London)	CHF/EUR	09/18/13	48,178	74
	CLP/USD	07/19/13	24,268	268
	KRW/USD	08/01/13	48,292	292
	RUB/USD	07/25/13	16,048	28
	USD/CLP	07/19/13	36,105	895
	USD/CLP	08/02/13	23,982	18
	USD/PEN	07/17/13	42,345	793
	USD/RUB	07/17/13	12,293	437
	USD/RUB	07/22/13	23,970	30
Deutsche Bank AG (London)	EUR/JPY	09/18/13	46,410	466
	EUR/NOK	09/18/13	23,319	119
	EUR/USD	09/18/13	71,616	83
	HUF/EUR	09/18/13	70,314	769

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Deutsche Bank AG (London) (continued)	JPY/USD	09/18/13	$120,156	$156
	PHP/USD	07/11/13	4,902	72
	USD/AUD	09/18/13	237,308	5,504
	USD/HUF	09/18/13	143,976	650
	USD/JPY	09/18/13	71,305	695
	USD/KRW	07/05/13	24,137	440
	USD/MXN	09/18/13	24,864	136
	USD/RUB	07/17/13	77,163	2,632
	USD/TRY	09/18/13	24,693	307
	ZAR/USD	09/18/13	24,360	360
HSBC Bank PLC	CNY/USD	07/08/13	202,678	3,678
	CNY/USD	07/12/13	124,402	1,790
	EUR/SEK	09/18/13	162,900	2,096
	HUF/EUR	09/18/13	24,740	276
	SGD/USD	09/18/13	24,096	96
	USD/AUD	09/18/13	47,280	638
	USD/CNY	08/22/13	97,874	126
	USD/GBP	09/18/13	47,125	1,385
	USD/PLN	07/26/13	173,976	5,202
Morgan Stanley Capital Services, Inc.	SEK/EUR	09/18/13	23,438	400
	TRY/USD	09/18/13	48,270	270
	USD/AUD	09/18/13	23,592	415
	USD/BRL	07/08/13	47,157	2,186
	USD/BRL	08/02/13	23,884	116
	USD/CHF	09/18/13	256,544	2,394
	USD/EUR	09/18/13	48,178	1,351
	USD/JPY	09/18/13	94,995	1,005
	USD/MXN	09/18/13	48,316	684
	USD/TRY	09/18/13	119,979	2,848
Royal Bank of Canada	CAD/USD	09/18/13	48,080	80
	JPY/USD	07/09/13	281,316	10,048
	MXN/USD	07/26/13	116,176	1,025
	USD/BRL	07/10/13	46,277	2,723
	USD/BRL	07/18/13	24,453	547
	USD/CAD	09/18/13	287,354	4,646
	USD/KRW	07/05/13	24,230	610
State Street Bank	EUR/CZK	09/18/13	82,644	821
	EUR/USD	09/18/13	23,438	24
	HKD/USD	07/31/13	196,861	142
	JPY/USD	07/09/13	118,273	392
	MXN/USD	07/26/13	29,133	792
	MXN/USD	09/18/13	49,014	1,014
	NOK/EUR	09/18/13	23,438	367
	SGD/USD	09/18/13	24,192	192
	USD/EUR	08/07/13	116,707	415
	USD/JPY	09/18/13	95,916	1,084
	USD/MXN	09/18/13	48,078	922
	USD/PLN	09/18/13	198,992	4,224
	USD/TRY	07/18/13	105,234	6,476
UBS AG (London)	CHF/USD	09/18/13	24,018	18
	SEK/EUR	09/18/13	23,438	261
	SGD/USD	07/25/13	106,860	170
	USD/BRL	07/12/13	24,116	884
	USD/BRL	07/18/13	71,717	2,283
	USD/INR	07/12/13	24,348	652
	USD/JPY	09/18/13	19,261	739
	USD/RUB	07/08/13	96,459	1,541
Westpac Banking Corp.	DKK/USD	07/25/13	23,965	246
	NZD/USD	09/18/13	47,775	63
	USD/AUD	09/18/13	364,475	12,113
	USD/JPY	09/18/13	125,225	5,585
	USD/KRW	07/05/13	24,501	499
	USD/MXN	07/26/13	43,084	709
	USD/SGD	09/18/13	195,015	2,984

TOTAL				$145,205

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	EUR/HUF	09/18/13	$25,175	$(435)
	ILS/USD	09/18/13	18,876	(124)
	SGD/USD	09/18/13	48,054	(946)
	USD/COP	07/17/13	22,157	(157)
	USD/PLN	09/18/13	48,128	(128)
Barclays Bank PLC	CLP/USD	07/17/13	68,304	(5,088)
	EUR/CHF	09/18/13	24,809	(69)
	EUR/USD	08/07/13	520,309	(732)
	EUR/USD	09/18/13	48,178	(1,468)
	HUF/EUR	09/18/13	23,438	(49)
	MYR/USD	07/08/13	57,783	(1,217)
	MYR/USD	07/17/13	49,015	(1,218)
	NZD/USD	09/18/13	23,117	(294)
	PHP/USD	07/23/13	21,129	(391)
	PLN/EUR	09/18/13	48,178	(805)
	PLN/USD	09/18/13	23,709	(291)
	SEK/EUR	09/18/13	51,287	(259)
	USD/CLP	07/24/13	24,251	(251)
	USD/CNY	07/08/13	100,493	(493)
	USD/CNY	08/22/13	203,085	(3,085)
	USD/MXN	07/26/13	122,786	(2,707)
	USD/ZAR	09/18/13	24,630	(630)
BNP Paribas SA	EUR/CZK	09/18/13	23,476	(38)
	EUR/USD	09/18/13	593,512	(12,995)
	MXN/USD	09/18/13	48,251	(749)
	MYR/USD	07/12/13	82,368	(1,420)
	SGD/USD	09/18/13	48,457	(543)
	USD/ZAR	07/31/13	51,981	(396)
	USD/ZAR	09/18/13	5,794	(88)
Citibank NA	BRL/USD	07/17/13	323,179	(38,242)
	CHF/USD	07/10/13	53,418	(542)
	EUR/USD	09/18/13	124,612	(1,467)
	ILS/USD	09/18/13	24,843	(242)
	JPY/EUR	09/18/13	95,054	(540)
	JPY/USD	09/18/13	93,857	(4,143)
	KRW/USD	07/15/13	23,755	(245)
	MYR/USD	07/08/13	50,543	(1,245)
	PHP/USD	07/11/13	44,963	(232)
	RUB/USD	07/08/13	96,063	(1,937)
	RUB/USD	07/17/13	102,851	(2,159)
	SEK/EUR	09/18/13	24,740	(100)
	USD/ILS	09/18/13	19,208	(8)
	USD/PHP	07/11/13	25,066	(66)
	USD/PHP	07/23/13	25,362	(362)
	USD/RUB	07/25/13	24,091	(91)
Credit Suisse International (London)	CHF/USD	09/18/13	48,223	(777)
	EUR/CHF	09/18/13	23,481	(43)
	EUR/USD	09/18/13	23,438	(27)
	PEN/USD	07/17/13	34,809	(509)
	RUB/USD	07/17/13	1,599	(4)
	RUB/USD	07/25/13	70,765	(235)
	SEK/USD	07/12/13	20,751	(56)
	USD/CLP	08/02/13	24,005	(5)
	USD/COP	07/17/13	22,020	(20)
Deutsche Bank AG (London)	AUD/USD	09/18/13	140,930	(4,175)
	BRL/USD	07/10/13	30,851	(2,287)
	CAD/USD	09/18/13	23,980	(20)

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Deutsche Bank AG (London) (continued)	EUR/SEK	09/18/13	$23,700	$(262)
	EUR/USD	09/18/13	169,274	(3,010)
	GBP/EUR	09/18/13	48,898	(264)
	ILS/USD	07/17/13	115,488	(424)
	INR/USD	07/12/13	24,617	(383)
	JPY/USD	09/18/13	167,753	(3,247)
	KRW/USD	07/05/13	96,921	(1,079)
	KRW/USD	07/17/13	402,729	(3,825)
	MXN/USD	09/18/13	245,441	(4,462)
	PLN/EUR	09/18/13	121,096	(1,700)
	RUB/USD	07/17/13	17,808	(351)
	SEK/EUR	09/18/13	23,438	(158)
	THB/USD	07/17/13	59,762	(3,014)
	TRY/USD	09/18/13	120,579	(2,421)
	USD/CNH	09/18/13	49,033	(33)
	USD/MXN	09/18/13	97,764	(1,107)
	USD/PLN	09/18/13	24,014	(14)
	USD/TRY	09/18/13	72,634	(634)
	USD/ZAR	09/18/13	21,179	(413)
HSBC Bank PLC	BRL/USD	07/18/13	93,588	(4,412)
	GBP/EUR	09/18/13	96,356	(699)
	SEK/EUR	09/18/13	6,898	(26)
	TWD/USD	07/17/13	285,796	(1,746)
	USD/CNH	09/18/13	49,147	(147)
	USD/CNY	07/08/13	127,968	(968)
	USD/CNY	07/12/13	253,282	(2,282)
Morgan Stanley Capital Services, Inc.	TRY/USD	09/18/13	23,474	(714)
	USD/ILS	07/17/13	114,575	(1,428)
	USD/ILS	09/18/13	24,511	(11)
	USD/ZAR	09/18/13	11,517	(402)
Royal Bank of Canada	BRL/USD	07/12/13	23,068	(932)
	CAD/USD	09/18/13	95,350	(1,650)
	EUR/USD	09/18/13	48,178	(1,288)
	MXN/USD	07/26/13	129,885	(3,406)
	RUB/USD	07/17/13	9,238	(186)
State Street Bank	EUR/PLN	09/18/13	24,763	(23)
	EUR/USD	09/18/13	23,438	(194)
	GBP/USD	09/18/13	109,775	(2,250)
	JPY/EUR	09/18/13	46,876	(459)
	JPY/USD	09/18/13	48,226	(774)
	MYR/USD	07/17/13	138,690	(5,313)
	USD/MXN	07/26/13	13,392	(67)
	USD/MXN	09/18/13	123,684	(1,024)
	USD/ZAR	07/31/13	77,155	(1,117)
UBS AG (London)	BRL/USD	07/08/13	47,157	(2,843)
	CAD/USD	07/23/13	59,236	(2,040)
	CHF/USD	09/18/13	221,941	(6,059)
	EUR/CHF	09/18/13	48,403	(225)
	GBP/CHF	09/18/13	48,902	(257)
	IDR/USD	11/29/13	201,896	(10,103)
	JPY/USD	07/09/13	13,108	(3)
	RUB/USD	07/15/13	48,287	(713)
	RUB/USD	07/22/13	23,975	(25)
	SEK/EUR	09/18/13	33,855	(235)
	USD/BRL	07/24/13	24,483	(483)
	USD/MXN	07/26/13	24,742	(876)
	USD/RUB	08/01/13	24,048	(48)
	USD/ZAR	09/18/13	24,501	(34)
Westpac Banking Corp.	AUD/EUR	09/18/13	118,492	(1,651)
	AUD/USD	09/18/13	541,899	(16,284)
	NZD/USD	09/18/13	47,004	(498)
	SGD/USD	09/18/13	24,831	(169)
	USD/NZD	09/18/13	48,545	(142)

TOTAL				$(197,852)

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

5 Year German Euro-Bobl	3	September 2013	$488,899	$(3,559)
10 Year German Euro-Bund	4	September 2013	736,838	(10,602)
2 Year U.S. Treasury Notes	(3)	September 2013	(660,000)	229
5 Year U.S. Treasury Notes	(17)	September 2013	(2,057,797)	24,902
10 Year U.S. Treasury Notes	(14)	September 2013	(1,771,875)	16,797
20 Year U.S. Treasury Bonds	4	September 2013	543,375	(8,991)

TOTAL				$18,776

SWAP CONTRACTS – At June 30, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	EUR	170	(a)	12/18/23	1.750%	6 month EURO	$—	$(7,968)
Barclays Bank PLC	BRL	1,000		01/04/16	8.980	1 month Brazilian Interbank Deposit Average	—	(11,875)
		1,020		01/04/16	8.200	1 month Brazilian Interbank Deposit Average	—	(18,924)
	NOK	1,260		06/19/18	6 month NIBOR	2.500%	48	896
		$710		06/19/18	1.000	3 month LIBOR	(627)	(18,076)
	NZD	100	(a)	12/18/18	3 month NZDOR	3.500	2,321	(256)
	JPY	48,720	(a)	12/18/20	0.500	6 month JYOR	(12,710)	2,162
	MXN	800		05/26/23	6.163	Mexico Interbank TIIE 28 days	—	(2,100)
	KRW	211,330		05/30/23	3 month KWCDC	2.995	—	4,322
		59,680		06/19/23	3 month KWCDC	3.185	—	386
Citibank NA	BRL	610		01/04/16	8.890	1 month Brazilian Interbank Deposit Average	—	(7,726)
		$1,500		06/20/16	0.500	3 month LIBOR	(6,042)	(7,201)
	PLN	1,300		01/22/18	6 month WIBOR	3.590	—	3,278
	ZAR	820		05/09/23	3 month JIBAR	6.380	—	9,136
	MXN	230		06/01/23	6.230	Mexico Interbank TIIE 28 days	—	(516)
	EUR	170	(a)	12/18/23	1.750	6 month EURO	(2,573)	(5,396)
Credit Suisse International (London)		$1,740		06/19/18	1.000	3 month LIBOR	(2,067)	(43,768)
	CHF	160	(a)	04/25/22	1.480	6 month CHFOR	(214)	(4,512)
		60	(a)	04/26/32	6 month CHFOR	1.840	395	3,360
Deutsche Bank Securities, Inc.	NZD	90	(a)	12/18/18	3 month NZDOR	3.500	1,101	721
	MXN	470		06/01/23	6.255	Mexico Interbank TIIE 28 days	—	(981)
	NZD	250	(a)	12/18/23	3 month NZDOR	4.000	4,629	5,243
	EUR	370	(a)	12/18/23	1.750	6 month EURO	(2,582)	(14,761)
JPMorgan Securities, Inc.	NOK	170		06/19/18	6 month NIBOR	2.500	80	48
	MXN	380		05/12/23	5.630	Mexico Interbank TIIE 28 days	—	(2,278)
Morgan Stanley Capital Services, Inc.	NOK	480		06/19/18	6 month NIBOR	2.500	$197	$163

TOTAL							$(18,044)	$(116,623)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	EUR	13,150	(a)	03/18/15	0.700%	6 month EURO	$(4,189)	$7,243
		4,770	(a)	06/05/15	0.600	6 month EURO	(4,598)	(4,290)
		$1,500		06/20/16	3 month LIBOR	0.500%	11,500	1,606
		1,310	(a)	12/19/16	0.500	3 month LIBOR	(19,500)	(3,823)
		2,450		06/19/18	3 month LIBOR	1.000	43,900	20,416
		3,090	(a)	12/18/18	1.000	3 month LIBOR	(91,830)	(35,503)
	GBP	120	(a)	12/18/18	1.000	6 month BP	(7,937)	1,082
	SEK	1,240	(a)	12/18/18	3 month STIBOR	1.750	5,709	(363)
	AUD	260	(a)	12/18/18	6 month AUDOR	3.500	120	2,802
	EUR	200	(a)	12/18/18	6 month EURO	1.000	2,132	3,007
	GBP	80	(a)	12/18/23	2.000	6 month BP	(8,783)	844
		$370	(a)	12/18/23	3 month LIBOR	2.000	29,159	460
	EUR	730	(a)	12/18/23	6 month EURO	1.750	41,801	(7,586)
	JPY	17,420	(a)	12/18/23	6 month JYOR	0.750	5,740	253
		$1,220	(a)	12/18/28	3 month LIBOR	2.500	66,000	54,900

TOTAL							$69,224	$41,048

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$11,513,051

Gross unrealized gain	4,520
Gross unrealized loss	(632,388)

Net unrealized security loss	$(627,868)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management LP (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM and GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iv. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations.

v. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the daily net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A rate lock is a type of forward contract between a Fund and a rate lock provider pursuant to which the parties agree to make payments to each other based on a notional amount, contingent upon whether the referenced obligation is above or below a specified level on the termination date of the contract. Forward contracts are marked-to-market daily using counterparty prices, and the change in value, if any, is recorded as an unrealized gain or loss.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

iii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iv. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

v. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations or third party pricing vendors such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2013:

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$434,494,606	$—
Mortgage-Backed Obligations	—	479,230,231	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	260,991,507	62,544,205	—
Asset-Backed Securities	—	28,672,552	—
Foreign Debt Obligations	—	31,312,105	—
Municipal Debt Obligations	—	8,613,557	—
Government Guarantee Obligations	—	19,354,929	—
Short-term Investments	—	217,200,000	—
Total	$260,991,507	$1,281,422,185	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(19,575,234)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$14,817,851	$—
Forward Foreign Currency Exchange Contracts(a)	—	2,482,034	—
Futures Contracts(a)	210,317	—	—
Interest Rate Swap Contracts(a)	—	8,635,803	—
Credit Default Swap Contracts(a)	—	978,329	—
Total	$210,317	$26,914,017	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(2,093,109)	$—
Futures Contracts	(4,798,040)	—	—
Interest Rate Swap Contracts	—	(3,732,400)	—
Credit Default Swap Contracts	—	(712,123)	—
Total	$(4,798,040)	$(6,537,632)	$—

CORE PLUS FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$112,505,682	$—
Mortgage-Backed Obligations	—	143,999,673	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	29,646,459	6,003,247	—
Asset-Backed Securities	—	39,331,109	—
Foreign Debt Obligations	—	9,344,593	—
Structured Notes	—	1,853,933	—
Municipal Debt Obligations	—	1,946,753	—
Government Guarantee Obligations	—	3,634,329	—
Short-term Investments	—	78,800,000	—
Total	$29,646,459	$397,419,319	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(3,723,125)	$—

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$13,982,026	$—
Forward Foreign Currency Exchange Contracts(a)	—	970,414	—
Futures Contracts(a)	151,932	—	—
Interest Rate Swap Contracts(a)	—	3,999,665	—
Credit Default Swap Contracts(a)	—	253,289	—
Total	$151,932	$19,205,394	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(690,888)	$—
Futures Contracts	(979,286)	—	—
Interest Rate Swap Contracts	—	(5,162,579)	—
Credit Default Swap Contracts	—	(252,305)	—
Total	$(979,286)	$(6,105,772)	$—

GLOBAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$95,105,690	$60,154,838	$—
Corporate Obligations	—	130,607,622	—
Foreign Debt Obligations	—	10,385,883	—
Asset-Backed Securities	—	17,137,403	—
Mortgage-Backed Obligations	—	67,830,708	—
Government Guarantee Obligations	—	16,179,381	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	37,119,962	776,928	—
Short-term Investments	—	33,851,636	—
Total	$132,225,652	$336,924,399	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(10,506,641)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$8,556,905	$—
Forward Foreign Currency Exchange Contracts(a)	—	2,962,321	—
Futures Contracts(a)	1,100,291	—	—
Interest Rate Swap Contracts(a)	—	12,028,540	—
Credit Default Swap Contracts(a)	—	712,137	—
Total	$1,100,291	$24,259,903	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(3,286,240)	$—
Futures Contracts	(984,566)	—	—
Interest Rate Swap Contracts	—	(11,385,789)	—
Credit Default Swap Contracts	—	(242,570)	—
Total	$(984,566)	$(14,914,599)	$—

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$859,445,036	$—
Mortgage-Backed Obligations	—	2,018,942,431	4,702,831
Asset-Backed Securities	—	464,730,158	—
Foreign Debt Obligations	—	304,697,619	—
Structured Notes	—	42,749,731	—
Government Guarantee Obligations	—	229,864,868	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	1,354,843,271	—	—
Senior Term Loans	—	166,527,667	—
Short-term Investments	—	1,074,427,480	—
Total	$1,354,843,271	$5,161,384,990	$4,702,831
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(26,741,406)	$—

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$297,335,333	$—
Forward Foreign Currency Exchange Contracts(a)	—	62,246,564	—
Futures Contracts(a)	5,677,507	—	—
Interest Rate Swap Contracts(a)	—	158,583,877	—
Credit Default Swap Contracts(a)	—	2,667,261	—
Total Return Swap Contracts(a)	—	2,803,345	—
Total	$5,677,507	$523,636,380	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(61,147,034)	$—
Futures Contracts(a)	(11,522,069)	—	—
Interest Rate Swap Contracts(a)	—	(155,459,931)	—
Credit Default Swap Contracts(a)	—	(2,647,674)	—
Total Return Swap Contracts(a)	—	(1,221,110)	—
Written Options Contracts	—	(2,951,222)	—
Total	$(11,522,069)	$(223,426,971)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

WORLD BOND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$2,729,876	$3,198,603	$—
Structured Notes	—	121,393	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	4,835,311	—	—
Total	$7,565,187	$3,319,996	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$145,205	$—
Futures Contracts	41,928	—	—
Interest Rate Swap Contracts	—	122,328	—
Total	$41,928	$267,533	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(197,852)	$—
Futures Contracts	(23,152)	—	—
Interest Rate Swap Contracts	—	(197,903)	—
Total	$(23,152)	$(395,755)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2013, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 1, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Core Fixed Income	$217,200,000	$217,202,860	$222,968,939
Core Plus Fixed Income	78,800,000	78,801,038	80,892,967
Strategic Income	1,053,200,000	1,053,213,867	1,081,173,510

REPURCHASE AGREEMENTS — At June 30, 2013, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Core Fixed Income	Core Plus Fixed Income	Strategic Income
BNP Paribas Securities Co.	0.140%	$29,255,590	$10,613,906	$141,859,978
Deutsche Bank Securities, Inc.	0.250	22,104,223	8,019,396	107,183,094
Morgan Stanley & Co. LLC	0.150	6,559,753	2,379,874	31,808,159
TD Securities (USA) LLC	0.140	29,255,590	10,613,906	141,859,978
Wells Fargo Securities LLC	0.150	130,024,844	47,172,918	630,488,791
TOTAL		$217,200,000	$78,800,000	$1,053,200,000

At June 30, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.183% to 5.200%	07/03/13 to 04/17/20
Federal Home Loan Mortgage Corp.	0.350 to 6.500	01/07/14 to 07/01/43
Federal National Mortgage Association	0.202 to 6.625	09/17/13 to 07/01/43
Government National Mortgage Association	2.000 to 7.000	08/20/27 to 06/20/43
Tennessee Valley Authority	3.500 to 6.250	08/01/13 to 12/15/42
U.S. Treasury Bills	0.000	07/11/13 to 05/29/14
U.S. Treasury Bonds	2.750 to 7.625	08/15/23 to 05/15/43
U.S. Treasury Inflation Protected Securities	0.125 to 2.500	04/15/14 to 01/15/29
U.S. Treasury Notes	0.125 to 11.250	06/30/13 to 05/15/23

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — The Global Income and World Bond Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than “diversified” mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date August 27, 2013

*	Print the name and title of each signing officer under his or her signature.